Portfolio of Investments March 31, 2026
NXUS
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.3%
CORPORATE DEBT - 23.2%
FINANCIALS - 15.3%
$ 72,000 (a) 407 International Inc , Reg S 2.590% 05/25/32 $ 48,589
200,000 407 International Inc 4.110 10/03/35 141,583
500,000 407 International Inc 2.840 03/07/50 252,309
660,000 407 International Inc 4.540 10/09/54 439,633
200,000 Aareal Bank AG , Reg S 0.250 11/23/27 218,567
100,000 Aareal Bank AG , Reg S 2.375 09/14/29 112,562
900,000 Aareal Bank AG , Reg S 3.000 08/05/31 1,023,985
300,000 Aargauische Kantonalbank 0.625 04/13/28 374,124
400,000 Abanca Corp Bancaria SA , Reg S 5.250 09/14/28 472,894
400,000 ABN AMRO Bank NV , Reg S 2.375 04/07/28 456,222
300,000 ABN AMRO Bank NV , Reg S 4.375 10/20/28 353,161
200,000 ABN AMRO Bank NV , Reg S 2.500 10/02/29 226,853
200,000 ABN AMRO Bank NV , Reg S 4.250 02/21/30 236,157
300,000 ABN AMRO Bank NV , Reg S 4.625 11/08/30 385,020
900,000 ABN AMRO Bank NV , Reg S 3.875 01/15/32 1,038,970
1,000,000 ABN AMRO Bank NV , Reg S 1.250 01/20/34 943,220
500,000 ABN AMRO Bank NV , Reg S 4.500 11/21/34 597,279
400,000 Accent Capital PLC , Reg S 2.625 07/18/49 289,875
200,000 Achmea Bank NV , Reg S 2.750 09/15/32 224,382
640,000 Achmea BV , Reg S 6.750 12/26/43 828,405
300,000 Admiral Group PLC , Reg S 8.500 01/06/34 441,239
68,000 Aegon Ltd 6.125 12/15/31 92,589
800,000 Aeroports de Paris SA , Reg S 2.750 06/05/28 911,177
500,000 Affinity Sutton Capital Markets PLC 5.981 09/17/38 652,749
355,000 African Development Bank 2.875 03/23/28 409,150
400,000 African Development Bank 2.500 05/29/30 452,868
400,000 Ageas SA/NV , Reg S 4.750 12/01/28 522,972
300,000 AIB Group PLC , Reg S 5.750 02/16/29 360,276
500,000 AIB Group PLC , Reg S 4.625 05/20/35 584,002
300,000 Aldermore Group PLC , Reg S 6.000 10/01/35 388,322
300,000 Allianz SE , Reg S 5.824 07/25/53 376,420
500,000 Allianz SE , Reg S 4.851 07/26/54 592,321
600,000 Allianz SE , Reg S 4.431 07/25/55 691,723
400,000 Altarea SCA , Reg S 1.750 01/16/30 413,409
400,000 American Express Co 3.433 05/20/32 453,897
500,000 Amplius Living , Reg S 3.250 05/15/43 443,283
500,000 Anchor Hanover Group , Reg S 2.000 07/21/51 297,724
500,000 ANZ New Zealand Int'l Ltd/London , Reg S 0.200 09/23/27 552,962
200,000 Argenta Spaarbank NV , Reg S 5.375 11/29/27 233,860
200,000 Argenta Spaarbank NV , Reg S 2.875 02/03/32 225,491
300,000 Argenta Spaarbank NV , Reg S 0.500 10/08/41 211,478
200,000 Arkea Home Loans SFH SA , Reg S 3.072 02/07/34 224,463
200,000 Arkea Public Sector SCF SA , Reg S 3.226 07/02/35 225,096
500,000 Aroundtown SA , Reg S 3.000 10/16/29 594,555
500,000 Artea Bankas AB , Reg S 3.739 10/07/29 570,643
500,000 ASB Bank Ltd , Reg S 0.250 09/08/28 535,289
100,000 ASB Bank Ltd , Reg S 0.250 05/21/31 99,120
300,000 Asian Development Bank 2.150 07/11/28 341,068
700,000 Asian Development Bank 2.800 01/15/32 797,420
200,000 Asian Development Bank 2.875 03/06/35 224,050
80,000 Asian Infrastructure Investment Bank/The , Reg S 3.000 02/14/28 92,531
222,000 Aspire Defence Finance PLC 4.674 03/31/40 270,673
74,000 Aspire Defence Finance PLC 4.674 03/31/40 90,224
400,000 ASR Nederland NV , Reg S 7.000 12/07/43 530,107
500,000 Assura Financing PLC , Reg S 1.625 06/30/33 492,820
400,000 Aster Treasury Plc , Reg S 1.405 01/27/36 354,360
500,000 Athene Global Funding , Reg S 0.625 01/12/28 540,895
200,000 Athene Global Funding , Reg S 5.146 11/01/29 258,691
200,000 Athene Global Funding , Reg S 5.858 09/19/35 251,946

Portfolio of Investments March 31, 2026
(continued)
NXUS

PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
500,000 Athora Holding Ltd , Reg S 5.875% 09/10/34 $ 584,277
200,000 Atradius Credito y Caucion SA de Seguros y Reaseguros , Reg S 5.000 04/17/34 237,933
200,000 Australia & New Zealand Banking Group Ltd 5.906 08/12/32 137,365
640,000 Australia & New Zealand Banking Group Ltd , Reg S 3.706 07/31/35 728,555
240,000 Australia & New Zealand Banking Group Ltd , Reg S 5.145 08/18/36 308,050
150,000 Australia & New Zealand Banking Group Ltd , Reg S 6.736 02/10/38 105,139
100,000 Australia & New Zealand Banking Group Ltd 6.124 07/25/39 67,300
500,000 Australia & New Zealand Banking Group Ltd 5.691 08/14/40 324,354
500,000 Australia & New Zealand Banking Group Ltd 6.171 08/14/45 327,967
300,000 Avenue Living 2014 LP 4.653 07/15/29 213,163
500,000 Aviva PLC , Reg S 4.000 10/02/30 353,133
600,000 Aviva PLC , Reg S 4.000 06/05/32 716,876
300,000 AXA Home Loan SFH SA , Reg S 0.050 07/05/27 333,544
200,000 AXA SA , Reg S 5.500 07/11/43 246,082
700,000 AXA SA , Reg S 4.375 07/24/55 801,178
500,000 AXA SA , Reg S 4.125 07/24/56 556,272
200,000 Ayvens SA , Reg S 3.875 01/24/28 232,720
600,000 Ayvens SA , Reg S 4.875 10/06/28 713,422
400,000 Banca Monte dei Paschi di Siena SpA , Reg S 3.500 05/28/31 453,678
200,000 Banca Monte dei Paschi di Siena SpA , Reg S 3.250 02/20/32 224,859
340,000 Banca Transilvania SA , Reg S 7.250 12/07/28 409,644
300,000 Banco Bilbao Vizcaya Argentaria SA , Reg S 3.125 07/17/27 346,548
1,400,000 Banco Bilbao Vizcaya Argentaria SA , Reg S 3.625 06/07/30 1,632,344
400,000 Banco BPI SA , Reg S 2.625 04/08/31 449,725
675,000 Banco BPM SpA , Reg S 2.625 09/06/29 766,423
200,000 Banco BPM SpA , Reg S 3.125 10/23/31 223,249
600,000 Banco de Credito Social Cooperativo SA , Reg S 3.500 06/13/31 681,735
1,500,000 Banco de Sabadell SA , Reg S 3.250 06/05/34 1,712,412
300,000 Banco di Desio e della Brianza SpA , Reg S 3.250 01/24/31 338,320
500,000 Banco Santander SA , Reg S 3.250 04/02/29 573,769
200,000 Banco Santander SA , Reg S 2.375 07/14/29 226,037
1,000,000 Banco Santander SA , Reg S 3.375 01/11/30 1,167,057
200,000 Banco Santander SA , Reg S 4.625 11/17/30 257,802
400,000 Banco Santander SA , Reg S 5.375 01/17/31 531,037
1,000,000 Banco Santander SA , Reg S 4.875 10/18/31 1,210,565
400,000 Banco Santander SA , Reg S 2.875 07/14/33 448,919
400,000 Banco Santander SA , Reg S 3.750 01/09/34 459,441
500,000 Banco Santander SA , Reg S 3.500 02/17/35 553,517
200,000 Banco Santander Totta SA , Reg S 3.250 02/15/31 231,385
265,000 Bank Julius Baer & Co AG 2.375 04/04/31 348,363
100,000 Bank of America Corp , Reg S 4.134 06/12/28 117,068
200,000 Bank of America Corp , Reg S 1.667 06/02/29 245,652
250,000 Bank of America Corp , Reg S 3.261 01/28/31 284,001
400,000 Bank of America Corp , Reg S 3.584 04/27/31 496,425
500,000 Bank of America Corp , Reg S 2.984 10/30/31 557,819
800,000 Bank of America Corp , Reg S 3.485 03/10/34 898,361
200,000 Bank of China Ltd/London , Reg S 4.125 10/27/28 259,724
100,000 Bank of Cyprus Pcl , Reg S 7.375 07/25/28 120,290
300,000 Bank of Ireland Group PLC , Reg S 3.625 05/19/32 344,192
200,000 Bank of Ireland Group PLC , Reg S 4.750 08/10/34 234,340
300,000 Bank of Ireland Group PLC , Reg S 3.625 11/10/36 331,692
425,000 Bank of Montreal , Reg S 0.125 01/26/27 479,544
100,000 Bank of Montreal 4.309 06/01/27 72,503
200,000 Bank of Montreal 3.190 03/01/28 143,126
400,000 Bank of Montreal , Reg S 0.050 06/08/29 419,635
1,000,000 Bank of Montreal 3.731 06/03/31 714,507
900,000 Bank of Montreal 4.077 03/05/35 644,423
200,000 Bank of Nova Scotia/The , Reg S 3.250 01/18/28 231,900
200,000 Bank of Nova Scotia/The 3.807 11/15/28 144,118
300,000 Bank of Nova Scotia/The 4.680 02/01/29 221,354
500,000 Bank of Nova Scotia/The , Reg S 3.500 04/17/29 578,865
600,000 Bank of Nova Scotia/The , Reg S 2.516 06/18/29 680,679

PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
650,000 Bank of Nova Scotia/The 3.734% 06/27/31 $ 464,290
500,000 Bank of Nova Scotia/The 3.616 01/30/32 353,814
400,000 Bank of Nova Scotia/The 5.679 08/02/33 298,884
300,000 Bank of Nova Scotia/The 4.442 11/15/35 216,919
300,000 Bank of Queensland Ltd , Reg S 1.839 06/09/27 341,372
300,000 Bankinter SA , Reg S 3.500 09/10/32 342,257
400,000 Bankinter SA , Reg S 3.625 02/04/33 452,475
100,000 Banque Federative du Credit Mutuel SA , Reg S 4.125 03/13/29 117,544
100,000 Banque Federative du Credit Mutuel SA , Reg S 5.000 10/22/29 131,158
200,000 Banque Federative du Credit Mutuel SA , Reg S 3.000 05/07/30 225,766
300,000 Banque Federative du Credit Mutuel SA , Reg S 5.250 09/10/31 393,046
500,000 Banque Federative du Credit Mutuel SA , Reg S 3.250 10/17/31 562,894
400,000 Banque Federative du Credit Mutuel SA , Reg S 4.750 11/10/31 480,933
300,000 Banque Federative du Credit Mutuel SA , Reg S 5.125 01/13/33 363,467
600,000 Banque Federative du Credit Mutuel SA , Reg S 3.750 02/01/33 686,863
500,000 Banque Federative du Credit Mutuel SA , Reg S 4.125 06/14/33 585,835
500,000 Banque Federative du Credit Mutuel SA , Reg S 4.375 01/11/34 574,662
400,000 Banque Federative du Credit Mutuel SA , Reg S 3.750 02/03/34 455,421
500,000 Banque Federative du Credit Mutuel SA , Reg S 3.625 03/07/35 556,028
600,000 Banque Ouest Africaine de Developpement , Reg S 6.250 10/14/40 652,236
400,000 Barclays PLC , Reg S 6.369 01/31/31 541,870
200,000 Barclays PLC , Reg S 3.543 08/14/31 227,731
100,000 Barclays PLC 3.250 01/17/33 112,774
150,000 Barclays PLC , Reg S 4.506 01/31/33 177,003
350,000 Barclays PLC , Reg S 5.851 03/21/35 457,285
560,000 Barclays PLC , Reg S 3.941 01/31/36 627,095
300,000 Barclays PLC , Reg S 3.792 10/31/36 330,701
200,000 Barclays PLC , Reg S 4.616 03/26/37 231,193
150,000 Basler Kantonalbank 0.300 06/22/27 186,457
600,000 Bausparkasse Schwaebisch Hall AG 3.000 10/09/35 672,551
200,000 BAWAG Group AG , Reg S 6.750 02/24/34 246,671
400,000 BAWAG PSK Bank fuer Arbeit und Wirtschaft und
Oesterreichische Postsparkasse AG , Reg S
3.125 01/12/29 462,746
900,000 BAWAG PSK Bank fuer Arbeit und Wirtschaft und
Oesterreichische Postsparkasse AG , Reg S
3.125 02/27/31 1,036,195
500,000 Bayerische Landesbank , Reg S 2.625 10/07/31 563,123
500,000 Bayerische Landesbank , Reg S 2.750 05/28/32 564,777
500,000 Bayerische Landesbank , Reg S 2.875 01/12/33 566,424
560,000 Bayerische Landesbodenkreditanstalt , Reg S 3.250 03/15/35 640,843
300,000 Belfius Bank SA , Reg S 3.625 10/18/28 351,386
800,000 Belfius Bank SA 4.125 09/12/29 943,570
300,000 Belfius Bank SA , Reg S 3.250 11/14/31 335,328
500,000 Berkshire Hathaway Finance Corp 2.375 06/19/39 442,433
300,000 Berkshire Hathaway Inc 2.150 03/15/28 339,460
700,000 Berkshire Hathaway Inc 0.500 01/15/41 480,695
500,000 Beyond Housing Ltd , Reg S 2.125 05/17/51 309,082
300,000 Blackstone Property Partners Europe Holdings Sarl , Reg S 4.875 04/29/32 373,203
400,000 Blend Funding PLC , Reg S 5.260 06/11/32 524,487
300,000 BMS Ireland Capital Funding DAC 4.289 11/10/45 334,745
400,000 BMS Ireland Capital Funding DAC 4.581 11/10/55 447,434
400,000 BNP Paribas Fortis SA , Reg S 0.875 03/22/28 442,356
600,000 BNP Paribas Home Loan SFH SA , Reg S 3.000 01/31/30 688,481
100,000 BNP Paribas SA , Reg S 3.583 01/15/31 114,742
100,000 BNP Paribas SA , Reg S 1.250 07/13/31 106,695
200,000 BNP Paribas SA , Reg S 4.125 09/26/32 235,781
200,000 BNP Paribas SA , Reg S 4.750 11/13/32 239,552
500,000 BNP Paribas SA , Reg S 4.125 05/24/33 588,783
1,100,000 BNP Paribas SA , Reg S 3.494 09/17/33 1,228,469
400,000 BNP Paribas SA , Reg S 4.095 02/13/34 463,268
200,000 BNP Paribas SA , Reg S 4.199 07/16/35 229,288
200,000 BNP Paribas SA , Reg S 6.318 11/15/35 268,800
800,000 BNP Paribas SA , Reg S 3.979 05/06/36 903,657

Portfolio of Investments March 31, 2026
(continued)
NXUS

PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
600,000 BNP Paribas SA , Reg S 2.000% 09/13/36 $ 550,868
400,000 BNP Paribas SA , Reg S 3.945 02/18/37 449,698
250,000 BNZ International Funding Ltd/London , Reg S 0.111 07/24/28 307,459
200,000 BPCE Assurances SA , Reg S 4.125 10/22/35 224,477
200,000 BPCE SA , Reg S 3.500 01/25/28 231,352
200,000 BPCE SA , Reg S 4.625 03/02/30 236,555
500,000 BPCE SA , Reg S 4.875 10/22/30 650,485
100,000 BPCE SA , Reg S 5.250 10/22/30 130,669
200,000 BPCE SA , Reg S 4.000 11/29/32 233,721
300,000 BPCE SA , Reg S 3.625 10/01/33 335,837
500,000 BPCE SA , Reg S 4.000 01/20/34 569,962
600,000 BPCE SA , Reg S 4.250 01/11/35 693,239
500,000 BPCE SA , Reg S 3.875 01/25/36 573,135
500,000 BPCE SA , Reg S 3.875 02/26/36 558,324
100,000 BPCE SFH SA , Reg S 0.000 11/08/26 113,560
300,000 BPCE SFH SA , Reg S 3.250 04/12/28 347,543
300,000 BPCE SFH SA , Reg S 3.000 02/20/29 345,466
500,000 BPCE SFH SA , Reg S 2.625 07/24/30 563,951
400,000 BPCE SFH SA , Reg S 3.000 01/15/31 457,241
700,000 BPCE SFH SA , Reg S 3.000 03/24/32 793,002
500,000 BPCE SFH SA , Reg S 3.125 01/20/33 567,989
900,000 BPCE SFH SA , Reg S 3.125 05/22/34 1,013,274
600,000 BPER Banca SPA , Reg S 3.250 01/22/31 690,279
300,000 BPHA Finance PLC , Reg S 4.816 04/11/44 333,291
400,000 Broadgate Financing PLC , Reg S 4.821 07/05/33 508,725
300,000 Bromford Flagship Livewest Ltd , Reg S 3.125 05/03/48 248,199
300,000 BSK 1818 AG , Reg S 2.625 10/22/32 333,221
360,000 BUPA Finance PLC , Reg S 6.625 11/18/45 458,215
200,000 Caisse de Refinancement de l'Habitat SA , Reg S 2.750 01/12/29 229,039
100,000 Caisse de Refinancement de l'Habitat SA , Reg S 0.000 10/08/29 103,713
300,000 Caisse de Refinancement de l'Habitat SA , Reg S 2.625 06/20/30 339,002
300,000 Caisse de Refinancement de l'Habitat SA , Reg S 2.750 02/20/32 336,545
300,000 Caisse de Refinancement de l'Habitat SA , Reg S 3.375 06/28/32 347,366
500,000 Caisse de Refinancement de l'Habitat SA , Reg S 3.125 02/23/33 567,745
400,000 Caisse de Refinancement de l'Habitat SA , Reg S 3.125 06/03/36 443,387
100,000 Caixa Geral de Depositos SA , Reg S 5.750 10/31/28 119,430
300,000 Caixa Geral de Depositos SA , Reg S 3.000 10/07/31 337,305
1,000,000 CaixaBank SA , Reg S 5.000 07/19/29 1,192,134
1,200,000 CaixaBank SA , Reg S 5.375 11/14/30 1,466,256
325,000 Cambridgeshire Housing Capital Plc , Reg S 4.250 09/15/45 337,193
100,000 Canadian Imperial Bank of Commerce 2.250 01/07/27 71,287
300,000 Canadian Imperial Bank of Commerce , Reg S 1.910 07/14/28 385,095
750,000 Canadian Imperial Bank of Commerce 3.650 12/10/28 539,277
300,000 Canadian Imperial Bank of Commerce 3.800 12/10/30 215,377
300,000 Canadian Imperial Bank of Commerce 3.900 06/20/31 215,543
500,000 Canadian Imperial Bank of Commerce 5.300 01/16/34 371,775
500,000 Canadian Imperial Bank of Commerce 4.150 04/02/35 358,694
52,000 Canary Wharf Finance II PLC , Reg S 5.952 01/22/35 70,003
300,000 Carmila SA , Reg S 3.750 01/13/33 329,063
200,000 Carrefour Banque SA , Reg S 4.079 05/05/27 231,663
300,000 CCF SFH SACA , Reg S 2.500 04/09/29 339,920
300,000 CCF SFH SACA , Reg S 2.625 09/07/32 330,163
200,000 Cepsa Finance SA , Reg S 0.750 02/12/28 219,974
350,000 Chesnara PLC , Reg S 4.750 08/04/32 424,656
500,000 Chubb INA Holdings LLC 2.500 03/15/38 490,355
300,000 Church Commissioners for England , Reg S 5.125 11/25/35 384,763
200,000 Church Commissioners for England , Reg S 3.625 07/14/52 178,577
500,000 CI Financial Corp , Reg S 4.625 12/12/31 576,200
200,000 Cie de Financement Foncier SA , Reg S 5.500 01/26/27 264,931
100,000 Cie de Financement Foncier SA , Reg S 0.875 09/11/28 109,509
200,000 Cie de Financement Foncier SA , Reg S 3.125 05/17/29 231,017
400,000 Cie de Financement Foncier SA , Reg S 3.125 06/06/30 460,554

PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
500,000 Cie de Financement Foncier SA , Reg S 3.375% 09/16/31 $ 578,694
200,000 Cie de Financement Foncier SA , Reg S 1.250 11/15/32 202,269
200,000 Cie de Financement Foncier SA , Reg S 3.000 02/24/33 225,609
1,100,000 Cie de Financement Foncier SA , Reg S 3.000 03/10/33 1,236,836
200,000 Citigroup Inc , Reg S 3.750 05/14/32 230,031
500,000 Citigroup Inc 3.493 10/22/34 553,061
700,000 Citigroup Inc 4.550 06/03/35 505,321
100,000 Citigroup Inc 4.113 04/29/36 114,430
400,000 Citigroup Inc 4.296 07/23/36 451,893
400,000 Citizen Treasury PLC , Reg S 4.625 12/03/42 432,147
500,000 Close Brothers Finance PLC , Reg S 1.625 12/03/30 544,858
800,000 CNP Assurances SA , Reg S 4.875 07/16/54 946,432
200,000 Coface SA , Reg S 6.000 09/22/32 251,410
600,000 Colonial SFL Socimi SA , Reg S 1.350 10/14/28 661,179
200,000 Commerzbank AG , Reg S 0.875 04/18/28 221,405
550,000 Commerzbank AG 0.000 03/11/30 564,149
500,000 Commerzbank AG , Reg S 4.625 01/17/31 593,376
500,000 Commerzbank AG , Reg S 0.250 01/12/32 490,572
425,000 Commerzbank AG , Reg S 2.250 09/01/32 465,020
800,000 Commerzbank AG , Reg S 3.125 06/13/33 919,663
600,000 Commerzbank AG 1.250 01/09/34 598,835
400,000 Commonwealth Bank of Australia 4.266 06/04/34 464,466
500,000 Commonwealth Bank of Australia 5.520 12/17/35 332,789
1,000,000 Commonwealth Bank of Australia , Reg S 3.788 08/26/37 1,128,220
400,000 Commonwealth Bank of Australia 6.704 03/15/38 280,334
600,000 Commonwealth Bank of Australia 6.152 11/27/39 403,809
200,000 Cooperatieve Rabobank UA , Reg S 5.250 09/14/27 263,919
250,000 Cooperatieve Rabobank UA/Australia 5.051 02/26/29 169,744
200,000 Co-Operative Bank Holdings PLC/The , Reg S 9.500 05/24/28 276,512
200,000 Corebridge Global Funding , Reg S 5.125 12/09/29 263,014
500,000 Corp Andina de Fomento , Reg S 3.625 02/13/30 584,201
400,000 Coventry Building Society Charitable Foundation/GB , Reg S 2.625 10/01/29 452,945
200,000 Credit Agricole Home Loan SFH SA , Reg S 3.375 09/04/28 232,491
300,000 Credit Agricole Home Loan SFH SA , Reg S 3.000 12/01/30 343,918
500,000 Credit Agricole Home Loan SFH SA , Reg S 2.625 02/17/31 563,076
500,000 Credit Agricole Home Loan SFH SA , Reg S 3.000 07/09/32 568,044
200,000 Credit Agricole Home Loan SFH SA , Reg S 3.000 12/11/32 226,437
700,000 Credit Agricole Home Loan SFH SA , Reg S 3.000 08/29/33 789,472
700,000 Credit Agricole Home Loan SFH SA , Reg S 2.875 01/12/34 779,473
200,000 Credit Agricole Italia SpA , Reg S 3.500 01/15/30 233,680
500,000 Credit Agricole Italia SpA , Reg S 3.250 02/15/34 566,828
500,000 Credit Agricole Italia SpA , Reg S 3.500 03/11/36 572,002
100,000 Credit Agricole Public Sector SCF SA 0.000 09/13/28 107,177
300,000 Credit Agricole SA , Reg S 4.875 10/23/29 392,300
400,000 Credit Agricole SA , Reg S 3.875 04/20/31 467,224
400,000 Credit Agricole SA , Reg S 5.500 07/31/32 526,406
300,000 Credit Agricole SA , Reg S 3.250 08/25/32 335,601
300,000 Credit Agricole SA , Reg S 4.375 11/27/33 354,021
500,000 Credit Agricole SA , Reg S 3.750 01/22/34 572,646
500,000 Credit Agricole SA , Reg S 3.500 09/26/34 554,570
900,000 Credit Agricole SA , Reg S 3.750 05/27/35 1,007,813
700,000 Credit Agricole SA , Reg S 4.125 02/26/36 805,656
200,000 Credit Agricole SA , Reg S 4.375 04/15/36 231,078
100,000 Credit Mutuel Arkea SA , Reg S 1.125 05/23/29 107,614
400,000 Credit Mutuel Arkea SA , Reg S 3.307 05/06/32 450,167
200,000 Credit Mutuel Arkea SA , Reg S 4.250 12/01/32 235,052
400,000 Credit Mutuel Arkea SA , Reg S 3.625 10/03/33 453,723
400,000 Credit Mutuel Arkea SA , Reg S 4.810 05/15/35 468,742
300,000 Credit Mutuel Arkea SA , Reg S 3.635 07/17/35 335,687
200,000 Credit Mutuel Home Loan SFH SA , Reg S 1.000 04/30/28 221,391
500,000 Credit Mutuel Home Loan SFH SA 2.625 06/06/30 565,053
500,000 Credit Mutuel Home Loan SFH SA , Reg S 3.000 11/28/30 572,687

Portfolio of Investments March 31, 2026
(continued)
NXUS

PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
500,000 Credit Mutuel Home Loan SFH SA , Reg S 3.000% 02/03/31 $ 571,480
500,000 Credit Mutuel Home Loan SFH SA , Reg S 3.000 07/29/32 566,570
500,000 Credito Emiliano SpA , Reg S 5.625 05/30/29 599,132
300,000 Crelan Home Loan SCF , Reg S 2.500 07/09/30 336,594
300,000 Crelan Home Loan SCF , Reg S 1.375 04/18/33 300,517
100,000 Crelan SA , Reg S 6.000 02/28/30 122,543
400,000 Crelan SA , Reg S 3.875 09/15/36 444,821
300,000 CTP NV , Reg S 3.625 04/13/32 328,802
300,000 CTP NV , Reg S 3.875 11/21/32 332,822
300,000 DAA Finance PLC , Reg S 1.554 06/07/28 332,285
300,000 Dali Capital PLC 4.799 12/21/37 350,012
400,000 Danske Bank A/S , Reg S 4.125 01/10/31 471,405
2,000,000 Danske Hypotek AB , Reg S 3.500 12/20/28 212,979
2,000,000 Danske Hypotek AB , Reg S 3.250 12/19/29 211,189
6,000,000 Danske Hypotek AB , Reg S 3.000 12/18/30 623,944
100,000 Danske Kiinnitysluottopankki Oyj , Reg S 0.000 11/24/26 113,367
400,000 Danske Kiinnitysluottopankki Oyj , Reg S 3.500 01/29/29 467,836
500,000 Danske Kiinnitysluottopankki Oyj , Reg S 2.750 11/17/32 560,843
400,000 DBS Bank Ltd/London , Reg S 2.429 01/03/29 453,485
400,000 Derwent London PLC , Reg S 1.875 11/17/31 433,901
2,000,000 Deutsche Bahn AG , Reg S 2.740 10/21/30 185,944
1,840,000 Deutsche Bahn AG , Reg S 1.500 12/08/32 1,894,812
100,000 Deutsche Bank AG , Reg S 5.375 01/11/29 118,665
400,000 Deutsche Bank AG , Reg S 3.000 06/16/29 454,626
400,000 Deutsche Bank AG , Reg S 3.750 01/15/30 463,252
500,000 Deutsche Bank AG , Reg S 4.125 04/04/30 581,759
300,000 Deutsche Bank AG , Reg S 6.125 12/12/30 404,242
600,000 Deutsche Bank AG , Reg S 3.375 02/13/31 678,534
500,000 Deutsche Bank AG , Reg S 4.500 07/12/35 584,720
400,000 Deutsche Kreditbank AG , Reg S 0.500 03/19/27 451,210
500,000 Deutsche Kreditbank AG 2.875 02/12/31 559,972
50,000 Deutsche Pfandbriefbank AG , Reg S 3.000 01/25/27 57,671
200,000 Deutsche Pfandbriefbank AG , Reg S 2.875 01/24/28 229,479
740,000 Deutsche Pfandbriefbank AG , Reg S 3.250 09/01/28 829,004
175,000 Digital Dutch Finco BV , Reg S 1.500 03/15/30 184,463
400,000 Digital Dutch Finco BV , Reg S 3.875 07/15/34 440,560
240,000 Digital Dutch Finco BV , Reg S 3.875 03/15/35 263,089
200,000 Digital Intrepid Holding BV , Reg S 0.625 07/15/31 192,661
400,000 Digital Stout Holding LLC , Reg S 3.750 10/17/30 489,759
700,000 DLR Kredit A/S 1.000 04/01/27 106,332
500,000 DLR Kredit A/S 1.000 04/01/28 74,591
2,900,000 DLR Kredit A/S 1.000 04/01/30 414,775
100,000 DNB Bank ASA , Reg S 4.000 03/14/29 116,801
860,000 DNB Bank ASA , Reg S 3.750 07/02/35 980,245
300,000 DNB Boligkreditt AS 2.625 09/27/29 341,374
500,000 DNB Boligkreditt AS , Reg S 2.625 01/28/30 568,148
300,000 DNB Boligkreditt AS 2.375 06/10/30 336,913
200,000 DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH ,
Reg S
4.875 08/21/30 229,119
300,000 DXC Capital Funding DAC , Reg S 4.250 12/09/30 332,883
950,000 DZ HYP AG , Reg S 0.000 04/20/29 1,001,750
1,500,000 DZ HYP AG 2.750 02/27/32 1,695,451
200,000 Eaton Capital ULC 3.625 05/09/35 224,912
400,000 Eika Boligkreditt AS , Reg S 2.750 05/26/32 450,516
500,000 Eika Boligkreditt AS , Reg S 3.250 06/14/33 576,375
400,000 ELM BV for Julius Baer Group Ltd , Reg S 3.875 09/13/29 461,707
300,000 EMH Treasury PLC 4.500 01/29/44 320,666
225,000 Emirates Telecommunications Group Co PJSC , Reg S 0.875 05/17/33 212,377
700,000 EnBW International Finance BV , Reg S 0.250 10/19/30 705,519
600,000 EnBW International Finance BV , Reg S 1.875 10/31/33 606,248
400,000 EnBW International Finance BV , Reg S 6.048 10/30/34 271,691
500,000 Enexis Holding NV , Reg S 3.500 05/30/36 555,247

PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
300,000 Equitable Bank , Reg S 2.375% 09/28/28 $ 339,656
500,000 Equitable Bank 3.870 04/12/29 356,408
200,000 Equitable Financial Life Global Funding , Reg S 6.375 06/02/28 269,182
100,000 Erste Group Bank AG , Reg S 0.625 01/18/27 113,454
100,000 Erste Group Bank AG , Reg S 3.250 01/10/29 116,082
300,000 Erste Group Bank AG , Reg S 2.875 01/09/31 342,668
100,000 Erste Group Bank AG , Reg S 3.000 04/20/32 114,158
300,000 Erste Group Bank AG , Reg S 3.250 01/14/33 337,490
300,000 Erste Group Bank AG , Reg S 3.125 12/12/33 342,887
300,000 Erste Group Bank AG , Reg S 3.100 05/28/35 339,097
700,000 Erste Group Bank AG , Reg S 3.625 11/26/35 782,735
200,000 Eurofima Europaeische Gesellschaft fuer die Finanzierung von
Eisenbahnmaterial , Reg S
3.350 05/21/29 129,706
1,000,000 Eurofima Europaeische Gesellschaft fuer die Finanzierung von
Eisenbahnmaterial , Reg S
0.150 10/10/34 882,292
2,660,000 European Financial Stability Facility , Reg S 3.000 07/10/30 3,069,611
3,000,000 European Financial Stability Facility , Reg S 2.500 11/11/30 3,384,169
3,680,000 European Financial Stability Facility , Reg S 2.875 05/28/31 4,209,781
4,100,000 European Financial Stability Facility , Reg S 2.875 02/13/34 4,603,290
400,000 European Investment Bank , Reg S 2.750 07/28/28 460,780
1,481,000 European Investment Bank , Reg S 2.250 08/14/28 1,686,923
900,000 European Investment Bank , Reg S 0.000 09/28/28 968,748
65,000 European Investment Bank 3.300 05/25/29 42,420
500,000 European Investment Bank , Reg S 4.500 06/07/29 659,359
2,000,000 European Investment Bank , Reg S 3.000 11/25/29 498,947
500,000 European Investment Bank , Reg S 2.250 12/14/29 564,431
300,000 European Investment Bank , Reg S 2.250 03/15/30 338,138
300,000 European Investment Bank , Reg S 2.750 07/30/30 344,212
2,079,000 European Investment Bank , Reg S 2.500 02/17/31 2,349,076
1,400,000 European Investment Bank , Reg S 2.500 05/14/32 1,566,941
600,000 European Investment Bank , Reg S 1.500 06/15/32 632,881
110,000 European Investment Bank 4.550 06/02/33 71,584
1,396,000 European Investment Bank , Reg S 3.000 10/14/33 1,595,232
1,350,000 European Investment Bank , Reg S 2.750 01/16/34 1,515,703
1,000,000 European Investment Bank , Reg S 2.625 09/04/34 1,105,572
1,200,000 European Investment Bank , Reg S 2.875 01/15/35 1,349,012
150,000 European Investment Bank 2.625 03/15/35 164,888
1,950,000 European Investment Bank , Reg S 2.875 06/18/35 2,181,982
1,400,000 European Investment Bank 0.200 03/17/36 1,193,471
600,000 European Investment Bank , Reg S 1.125 09/15/36 557,959
600,000 European Investment Bank , Reg S 3.125 05/15/37 676,794
500,000 European Investment Bank , Reg S 3.875 06/08/37 592,177
500,000 European Investment Bank 0.500 11/13/37 418,143
2,100,000 European Investment Bank , Reg S 3.000 02/15/39 2,316,008
19,600,000 European Union , Reg S 2.500 10/14/30 22,148,745
17,800,000 European Union , Reg S 3.625 12/12/40 20,048,452
16,800,000 European Union , Reg S 4.000 10/12/55 19,024,022
300,000 EXOR NV , Reg S 3.750 02/14/33 339,383
360,000 EXOR NV , Reg S 3.750 11/05/35 396,191
200,000 Fairfax Financial Holdings Ltd , Reg S 2.750 03/29/28 225,896
200,000 Federation des Caisses Desjardins du Quebec , Reg S 0.250 02/08/27 225,614
500,000 Federation des Caisses Desjardins du Quebec 3.804 09/24/29 359,715
200,000 Federation des Caisses Desjardins du Quebec , Reg S 4.875 10/08/30 260,751
1,000,000 Federation des Caisses Desjardins du Quebec , Reg S 4.264 01/24/35 720,899
500,000 First Abu Dhabi Bank PJSC , Reg S 3.120 02/20/31 555,105
300,000 First Capital Real Estate Investment Trust 4.461 02/15/34 208,746
500,000 First Capital Real Estate Investment Trust 4.760 02/15/35 350,894
200,000 Flagship Finance PLC , Reg S 1.875 07/14/61 98,576
500,000 FLUVIUS System Operator CV , Reg S 3.875 05/02/34 572,218
200,000 Folio Residential Finance NO 1 PLC , Reg S 1.246 10/31/27 247,335
200,000 Freshwater Finance PLC , Reg S 5.182 04/20/35 239,012
200,000 Freshwater Finance PLC , Reg S 4.607 10/17/36 227,070

Portfolio of Investments March 31, 2026
(continued)
NXUS

PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
300,000 Futures Treasury PLC , Reg S 3.375% 02/08/44 $ 272,605
400,000 GA Global Funding Trust , Reg S 4.133 09/16/35 432,882
300,000 Gaci First Investment Co , Reg S 3.375 10/14/32 330,303
300,000 Gaci First Investment Co , Reg S 5.625 06/11/39 373,908
560,000 GAIF Bond Issuer Pty Ltd , Reg S 4.904 11/13/31 367,009
400,000 GB Social Housing PLC , Reg S 5.193 02/12/38 483,995
300,000 Gecina SA , Reg S 2.000 06/30/32 309,171
500,000 Gecina SA , Reg S 3.375 08/04/35 540,553
900,000 Generali , Reg S 4.250 12/14/47 1,040,436
75,000 Goldman Sachs Group Inc/The , Reg S 3.125 07/25/29 92,913
150,000 Goldman Sachs Group Inc/The , Reg S 3.625 10/29/29 190,531
275,000 Goldman Sachs Group Inc/The , Reg S 1.875 12/16/30 313,544
800,000 Goldman Sachs Group Inc/The , Reg S 0.750 03/23/32 774,954
1,000,000 Goldman Sachs Group Inc/The , Reg S 3.500 01/23/33 1,129,216
305,000 Goldman Sachs Group Inc/The 6.875 01/18/38 416,525
200,000 Gothaer Allgemeine Versicherung AG , Reg S 5.000 06/20/45 233,182
400,000 Grainger PLC , Reg S 3.000 07/03/30 475,206
200,000 Great-West Lifeco Inc , Reg S 4.700 11/16/29 239,723
300,000 Greensquareaccord Ltd , Reg S 5.250 11/30/47 335,023
500,000 Guinness Partnership Ltd/The , Reg S 2.000 04/22/55 280,486
700,000 Hamburg Commercial Bank AG , Reg S 0.100 11/02/28 746,295
300,000 Hamburger Sparkasse AG , Reg S 4.375 02/12/29 353,088
300,000 Hamburger Sparkasse AG , Reg S 2.625 03/22/32 336,456
300,000 Hastoe Capital PLC 5.600 03/27/42 364,249
200,000 Heimstaden Bostad Treasury BV , Reg S 0.750 09/06/29 205,147
600,000 Heimstaden Bostad Treasury BV , Reg S 1.625 10/13/31 587,149
300,000 Hiscox Ltd , Reg S 6.000 09/22/27 399,037
300,000 Home Group Ltd , Reg S 3.125 03/27/43 263,212
500,000 HOOPP Realty Finance Trust 3.922 11/27/32 355,208
400,000 Housing & Care 21 , Reg S 3.288 11/08/49 333,050
48,000 (b) HSBC Bank Capital Funding Sterling 1 LP , Reg S 5.844 N/A 64,641
1,000,000 HSBC Holdings PLC , Reg S 3.755 05/20/29 1,158,920
300,000 HSBC Holdings PLC 3.000 05/29/30 369,476
700,000 HSBC Holdings PLC 6.800 09/14/31 972,395
1,200,000 HSBC UK Bank PLC , Reg S 2.625 05/25/30 1,351,666
400,000 Hyde Housing Association Ltd , Reg S 1.750 08/18/55 204,656
200,000 HYPO NOE Landesbank fuer Niederoesterreich und Wien AG 0.125 06/23/31 197,209
500,000 HYPO NOE Landesbank fuer Niederoesterreich und Wien AG 2.750 10/05/32 558,935
300,000 Hypo Vorarlberg Bank AG , Reg S 3.125 05/29/30 345,582
400,000 Hypo Vorarlberg Bank AG , Reg S 2.750 05/13/32 448,494
500,000 Hyundai Capital Canada Inc 3.584 01/14/30 354,599
500,000 ICADE , Reg S 1.625 02/28/28 553,130
200,000 Iccrea Banca SpA , Reg S 2.625 11/07/30 225,344
300,000 Iccrea Banca SpA , Reg S 3.500 03/04/32 348,505
200,000 Iccrea Banca SpA , Reg S 3.500 06/05/34 230,632
300,000 Immobiliare Grande Distribuzione SIIQ SpA , Reg S 4.450 11/04/30 341,436
300,000 Incommunities Treasury PLC , Reg S 3.250 03/21/49 238,757
800,000 ING Belgium SA , Reg S 2.750 08/25/32 897,077
100,000 ING Groep NV , Reg S 1.125 12/07/28 123,469
500,000 ING Groep NV , Reg S 4.500 05/23/29 588,463
400,000 ING Groep NV , Reg S 4.875 10/02/29 524,019
200,000 ING Groep NV , Reg S 1.750 02/16/31 214,845
500,000 ING Groep NV , Reg S 3.000 08/17/31 559,193
700,000 ING Groep NV , Reg S 3.375 11/19/32 789,481
500,000 ING Groep NV , Reg S 5.250 11/14/33 619,304
700,000 ING Groep NV , Reg S 4.750 05/23/34 842,522
600,000 ING Groep NV , Reg S 4.000 02/12/35 689,973
800,000 ING Groep NV , Reg S 3.500 08/17/36 874,834
100,000 ING-DiBa AG , Reg S 0.125 05/23/27 111,824
600,000 ING-DiBa AG , Reg S 3.250 02/15/28 695,777
12,000,000 International Bank for Reconstruction & Development 1.750 01/24/28 1,745,401
70,000 International Bank for Reconstruction & Development 0.000 04/24/28 76,219

PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
22,000,000 International Bank for Reconstruction & Development 2.250% 01/19/29 $ 3,250,134
150,000 International Bank for Reconstruction & Development 2.900 02/14/34 170,135
42,000,000 International Bank for Reconstruction & Development 2.750 07/26/34 6,532,992
300,000 International Bank for Reconstruction & Development 3.450 09/13/38 344,406
100,000 International Development Association , Reg S 0.000 10/19/26 113,687
137,000 International Development Association , Reg S 0.750 09/21/28 165,082
300,000 International Development Association , Reg S 2.750 09/03/32 338,713
200,000 International Development Association , Reg S 2.500 01/15/38 208,832
600,000 International Development Association , Reg S 3.500 06/12/45 665,121
600,000 International Development Association , Reg S 3.625 10/28/50 670,321
500,000 International Development Association , Reg S 3.800 11/03/53 560,190
500,000 International Finance Corp 1.500 04/15/35 244,170
1,000,000 Intesa Sanpaolo SpA , Reg S 1.250 01/15/30 1,077,847
1,200,000 Intesa Sanpaolo SpA , Reg S 3.850 09/16/32 1,380,906
100,000 Investec PLC , Reg S 1.875 07/16/28 126,029
250,000 Investec PLC , Reg S 9.125 03/06/33 348,137
300,000 Investitionsbank Berlin , Reg S 2.500 05/20/30 338,903
700,000 Investitionsbank Berlin , Reg S 3.125 03/01/33 803,299
600,000 Isdb Trust Services NO 2 SARL , Reg S 2.793 10/15/30 677,961
250,000 Jackson National Life Global Funding , Reg S 0.125 07/14/28 304,080
400,000 Jigsaw Funding PLC , Reg S 3.375 05/05/52 325,297
600,000 JPMorgan Chase & Co , Reg S 4.457 11/13/31 713,826
300,000 JPMorgan Chase & Co , Reg S 1.895 04/28/33 328,167
700,000 JPMorgan Chase & Co , Reg S 3.761 03/21/34 798,663
600,000 JPMorgan Chase & Co , Reg S 3.588 01/23/36 666,266
400,000 Just Group PLC , Reg S 6.875 03/30/35 523,703
266,000 Juturna European Loan Conduit No 16 PLC , Reg S 5.064 08/10/33 347,829
550,000 Jyske Bank A/S , Reg S 0.250 02/17/28 618,368
300,000 Jyske Realkredit A/S , Reg S 2.500 01/01/29 341,368
4,200,000 Jyske Realkredit A/S 1.000 04/01/30 602,542
300,000 Jyske Realkredit A/S , Reg S 2.750 10/01/32 336,329
300,000 Karbon Homes Ltd , Reg S 3.375 11/15/47 257,847
400,000 KBC Group NV , Reg S 4.375 04/19/30 472,527
600,000 KBC Group NV , Reg S 4.750 04/17/35 705,739
200,000 Klepierre SA , Reg S 0.875 02/17/31 199,664
200,000 Klepierre SA , Reg S 3.875 09/23/33 226,798
300,000 Klepierre SA , Reg S 3.750 09/30/37 328,102
400,000 Komercni Banka AS , Reg S 2.750 10/15/30 451,636
700,000 Kreditanstalt fuer Wiederaufbau , Reg S 4.375 01/31/28 921,042
3,000,000 Kreditanstalt fuer Wiederaufbau 0.750 06/28/28 3,307,802
2,000,000 Kreditanstalt fuer Wiederaufbau , Reg S 0.750 01/15/29 2,179,431
300,000 Kreditanstalt fuer Wiederaufbau 4.450 01/16/30 202,018
1,200,000 Kreditanstalt fuer Wiederaufbau , Reg S 0.000 09/17/30 1,218,059
3,000,000 Kreditanstalt fuer Wiederaufbau , Reg S 2.500 10/15/31 3,375,852
2,050,000 Kreditanstalt fuer Wiederaufbau , Reg S 1.125 09/15/32 2,099,867
3,510,000 Kreditanstalt fuer Wiederaufbau , Reg S 2.750 02/14/33 3,968,867
3,800,000 Kreditanstalt fuer Wiederaufbau , Reg S 2.875 06/07/33 4,318,809
4,800,000 Kreditanstalt fuer Wiederaufbau , Reg S 2.625 01/10/34 5,336,633
200,000 La Banque Postale Home Loan SFH SA , Reg S 2.750 10/30/30 226,588
500,000 La Banque Postale Home Loan SFH SA , Reg S 3.000 01/31/31 571,410
500,000 La Banque Postale Home Loan SFH SA , Reg S 2.750 06/12/32 560,211
200,000 La Banque Postale SA , Reg S 3.500 12/02/32 224,131
400,000 La Mondiale SAM , Reg S 4.375 10/20/35 455,137
1,000,000 La Poste SA , Reg S 4.000 06/12/35 1,160,309
400,000 Land Securities Capital Markets PLC , Reg S 4.750 09/18/31 514,936
116,000 Landesbank Baden-Wuerttemberg , Reg S 3.250 11/04/26 134,283
200,000 Landesbank Baden-Wuerttemberg , Reg S 2.375 02/26/27 229,822
50,000 Landesbank Baden-Wuerttemberg , Reg S 2.625 02/05/29 57,124
150,000 Landesbank Baden-Wuerttemberg , Reg S 0.375 05/29/29 159,602
100,000 Landesbank Baden-Wuerttemberg , Reg S 0.125 07/24/29 105,138
150,000 Landesbank Baden-Wuerttemberg , Reg S 0.125 01/18/30 155,296
1,000,000 Landesbank Baden-Wuerttemberg , Reg S 0.375 02/21/31 980,890

Portfolio of Investments March 31, 2026
(continued)
NXUS

PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
100,000 Landesbank Baden-Wuerttemberg , Reg S 3.000% 09/26/31 $ 114,635
500,000 Landesbank Hessen-Thueringen Girozentrale 0.000 09/26/29 520,913
1,300,000 Landesbank Hessen-Thueringen Girozentrale , Reg S 3.000 03/05/32 1,451,405
300,000 Landesbank Saar , Reg S 2.875 05/03/30 338,045
900,000 Landeskreditbank Baden-Wuerttemberg Foerderbank , Reg S 0.000 01/20/31 895,510
2,000,000 Landshypotek Bank AB , Reg S 3.600 04/25/28 212,812
2,000,000 Landshypotek Bank AB , Reg S 3.250 08/04/28 211,143
500,000 Landwirtschaftliche Rentenbank 4.700 07/29/31 335,881
2,000,000 Landwirtschaftliche Rentenbank , Reg S 2.625 07/08/32 2,251,093
1,550,000 Landwirtschaftliche Rentenbank , Reg S 2.750 01/17/33 1,750,403
500,000 Landwirtschaftliche Rentenbank , Reg S 0.683 10/02/35 620,290
2,800,000 Lansforsakringar Hypotek AB , Reg S 0.500 09/20/28 277,391
2,000,000 Lansforsakringar Hypotek AB , Reg S 3.000 09/19/29 209,671
4,000,000 Lansforsakringar Hypotek AB , Reg S 3.750 09/30/30 429,744
4,000,000 Lansforsakringar Hypotek AB , Reg S 3.500 09/10/31 423,974
6,000,000 Lansforsakringar Hypotek AB , Reg S 3.000 09/23/32 615,407
500,000 LEG Immobilien SE , Reg S 3.875 01/20/35 547,933
80,000 Legal & General Finance PLC 5.875 12/11/31 108,519
500,000 Legal & General Group PLC , Reg S 6.625 04/01/55 669,543
200,000 LFA Foerderbank Bayern 0.750 01/04/27 227,220
300,000 LFA Foerderbank Bayern 1.000 03/01/28 333,705
100,000 LHV Group AS , Reg S 5.375 05/24/28 116,610
700,000 LHV Pank AS , Reg S 2.625 06/11/29 793,950
300,000 Lineage Europe Finco BV , Reg S 4.125 11/26/31 347,364
400,000 LiveWest Treasury PLC , Reg S 2.250 10/10/43 304,296
1,450,000 Lloyds Bank PLC , Reg S 6.500 09/17/40 2,009,011
400,000 Logicor Financing Sarl , Reg S 0.875 01/14/31 392,585
400,000 Logicor Financing Sarl , Reg S 3.750 07/14/32 443,445
650,000 London & Quadrant Housing Trust , Reg S 2.000 10/20/38 547,813
100,000 LondonMetric Property PLC , Reg S 4.500 12/10/29 128,329
100,000 Luminor Bank AS/Estonia , Reg S 4.042 09/10/28 115,641
500,000 Luminor Bank AS/Estonia , Reg S 3.551 06/12/29 574,017
200,000 Luminor Bank AS/Estonia , Reg S 2.653 09/10/29 226,770
200,000 Manulife Financial Corp 5.054 02/23/34 148,149
500,000 Manulife Financial Corp 4.064 12/06/34 359,324
700,000 Manulife Financial Corp 2.818 05/13/35 480,718
200,000 Martlet Homes Ltd , Reg S 3.000 05/09/52 148,396
100,000 MassMutual Global Funding II , Reg S 4.625 10/05/29 129,628
200,000 MassMutual Global Funding II , Reg S 5.000 09/29/32 258,174
78,000 Meadowhall Finance PLC , Reg S 4.986 01/12/32 100,068
300,000 Mediobanca Banca di Credito Finanziario SpA , Reg S 2.625 08/05/30 338,305
100,000 Mediobanca Banca di Credito Finanziario SpA , Reg S 3.000 01/15/31 112,424
300,000 Mediobanca Banca di Credito Finanziario SpA , Reg S 3.125 08/22/31 336,698
400,000 Mediobanca Banca di Credito Finanziario SpA , Reg S 3.000 09/04/31 455,270
400,000 Mercialys SA , Reg S 4.000 09/10/31 451,838
300,000 Metropolitan Funding PLC , Reg S 4.125 04/05/48 288,730
100,000 Metropolitan Life Global Funding I , Reg S 5.000 01/10/30 131,783
500,000 Metropolitan Life Global Funding I , Reg S 4.750 05/30/30 329,861
300,000 Metropolitan Life Global Funding I , Reg S 4.750 08/27/31 389,372
600,000 Metropolitan Life Global Funding I , Reg S 4.149 06/06/33 426,645
500,000 Mini Mall Storage Properties Trust 4.751 12/01/30 353,004
200,000 Mitsubishi UFJ Financial Group Inc , Reg S 3.556 09/05/32 228,237
400,000 Mitsubishi UFJ Financial Group Inc , Reg S 3.870 06/10/36 454,875
200,000 Mizuho Financial Group Inc , Reg S 3.295 05/13/33 223,046
500,000 Mizuho Financial Group Inc , Reg S 3.980 05/21/34 575,651
600,000 Mizuho Financial Group Inc , Reg S 3.688 08/26/35 666,699
300,000 Moat Homes Finance PLC 5.000 09/23/41 350,998
200,000 Morgan Stanley 3.521 05/22/31 228,668
300,000 Morgan Stanley 3.149 11/07/31 336,650
200,000 Morgan Stanley 5.789 11/18/33 267,797
550,000 Morgan Stanley 3.955 03/21/35 626,420
300,000 Morgan Stanley 5.213 10/24/35 380,653

PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
500,000 Morgan Stanley 4.099% 05/22/36 $ 571,752
500,000 Morgan Stanley 3.749 11/07/36 553,958
300,000 Morgan Stanley 3.981 01/23/37 336,654
400,000 Morhomes PLC , Reg S 3.400 02/19/38 405,219
1,400,000 Muenchener Hypothekenbank eG , Reg S 3.375 04/11/35 1,540,388
900,000 Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
, Reg S
1.000 05/26/42 872,379
300,000 Myriad Capital Plc , Reg S 4.750 12/20/43 326,448
200,000 National Australia Bank Ltd 2.900 02/25/27 134,396
700,000 National Australia Bank Ltd 4.850 03/22/29 472,597
500,000 National Australia Bank Ltd , Reg S 6.342 06/06/39 341,206
800,000 National Australia Bank Ltd , Reg S 5.774 07/30/40 522,386
600,000 National Bank of Canada 3.441 10/21/31 422,732
1,200,000 National Bank of Canada 4.260 02/15/35 865,147
100,000 Nationale-Nederlanden Bank NV/The Netherlands 0.500 09/21/28 107,280
500,000 Nationwide Building Society , Reg S 0.250 09/14/28 536,062
750,000 Nationwide Building Society , Reg S 1.375 06/29/32 774,361
600,000 Nationwide Building Society , Reg S 2.250 05/16/37 608,865
2,000,000 NatWest Group PLC , Reg S 0.670 09/14/29 2,153,024
700,000 NatWest Group PLC , Reg S 5.642 10/17/34 920,273
500,000 NatWest Markets PLC , Reg S 5.026 06/12/29 336,402
300,000 NBN Co Ltd , Reg S 3.375 11/29/32 340,647
300,000 NBN Co Ltd , Reg S 3.750 03/22/34 343,454
440,000 NE Property BV , Reg S 3.875 09/30/33 486,977
100,000 New York Life Global Funding , Reg S 0.750 12/14/28 118,492
600,000 New York Life Global Funding , Reg S 4.450 09/05/30 391,218
300,000 New York Life Global Funding , Reg S 4.875 04/30/31 391,712
600,000 New York Life Global Funding , Reg S 4.000 06/17/32 427,578
100,000 NewRiver REIT PLC , Reg S 3.500 03/07/28 126,314
700,000 NIBC Bank NV , Reg S 0.125 11/25/30 700,622
600,000 NIE Finance PLC , Reg S 5.750 12/07/35 780,976
400,000 Nippon Life Insurance Co , Reg S 4.165 09/02/55 441,949
740,000 NN Group NV , Reg S 6.000 11/03/43 930,874
100,000 Norddeutsche Landesbank-Girozentrale 0.250 10/28/26 113,750
700,000 Norddeutsche Landesbank-Girozentrale , Reg S 2.625 10/20/28 800,322
500,000 Norddeutsche Landesbank-Girozentrale 2.750 10/30/30 558,589
450,000 Nordea Bank Abp , Reg S 3.375 06/11/29 520,998
560,000 Nordea Bank Abp , Reg S 3.250 11/19/35 619,067
2,000,000 Nordea Hypotek AB , Reg S 1.000 06/16/27 206,010
4,000,000 Nordea Hypotek AB , Reg S 3.500 09/20/28 425,815
8,000,000 Nordea Hypotek AB , Reg S 3.500 10/26/29 852,097
8,000,000 Nordea Hypotek AB , Reg S 3.000 11/26/30 832,615
2,000,000 Nordea Hypotek AB , Reg S 2.800 12/11/30 206,072
200,000 Nordea Kiinnitysluottopankki Oyj , Reg S 3.625 10/26/28 234,444
400,000 Nordea Kiinnitysluottopankki Oyj , Reg S 3.000 01/31/31 459,641
500,000 Nordea Kiinnitysluottopankki Oyj , Reg S 3.000 04/12/34 566,404
450,000 Nordea Kiinnitysluottopankki Oyj , Reg S 3.000 08/28/35 503,369
500,000 Nordea Kredit Realkreditaktieselskab 1.000 10/01/27 75,233
1,000,000 Nordea Kredit Realkreditaktieselskab , Reg S 1.000 04/01/28 149,051
3,000,000 Nordea Kredit Realkreditaktieselskab 1.000 04/01/29 438,630
4,000,000 Nordea Kredit Realkreditaktieselskab 1.000 04/01/30 573,850
500,000 Nordic Investment Bank , Reg S 2.125 05/23/28 567,826
100,000 Nordic Investment Bank , Reg S 2.375 09/11/29 113,126
300,000 Nordic Investment Bank , Reg S 2.625 01/24/31 340,250
500,000 Norfina Ltd , Reg S 4.700 12/02/30 330,926
300,000 Northwestern Mutual Global Funding , Reg S 4.700 10/28/30 388,008
600,000 Notting Hill Genesis , Reg S 3.250 10/12/48 484,123
200,000 Novo Banco SA , Reg S 2.500 05/20/29 226,380
500,000 Novo Banco SA , Reg S 2.750 02/04/30 568,491
350,000 NRW Bank , Reg S 2.625 02/06/29 399,994
300,000 NRW Bank , Reg S 2.500 09/02/30 338,730
1,500,000 NRW Bank , Reg S 3.000 09/24/35 1,684,139

Portfolio of Investments March 31, 2026
(continued)
NXUS

PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
1,800,000 Nykredit Realkredit A/S , Reg S 1.000% 07/01/27 $ 272,056
1,600,000 Nykredit Realkredit A/S , Reg S 1.000 01/01/28 239,907
1,500,000 Nykredit Realkredit A/S , Reg S 1.000 07/01/28 222,890
200,000 Nykredit Realkredit A/S , Reg S 4.000 07/17/28 233,288
200,000 Nykredit Realkredit A/S , Reg S 4.625 01/19/29 237,345
1,500,000 Nykredit Realkredit A/S , Reg S 1.000 07/01/29 218,231
4,000,000 Nykredit Realkredit A/S , Reg S 1.000 01/01/30 576,914
9,600,000 Nykredit Realkredit A/S , Reg S 1.000 07/01/30 1,367,164
200,000 Nykredit Realkredit A/S , Reg S 3.625 07/24/30 229,283
6,000,000 Nykredit Realkredit A/S , Reg S 1.000 01/01/31 845,298
360,000 Nykredit Realkredit A/S , Reg S 3.500 01/12/33 401,952
100,000 Nykredit Realkredit A/S , Reg S 4.000 04/24/35 114,526
500,000 Oesterreichische Kontrollbank AG , Reg S 3.125 11/15/28 579,532
440,000 Oesterreichische Kontrollbank AG , Reg S 4.500 10/22/29 579,322
400,000 Onward Homes Ltd , Reg S 2.125 03/25/53 239,479
1,000,000 OP Mortgage Bank , Reg S 3.125 10/20/28 1,157,165
950,000 OP Mortgage Bank , Reg S 0.625 02/15/29 1,024,754
670,000 Optivo Finance PLC , Reg S 3.283 03/22/48 550,475
400,000 Orange SA , Reg S 4.125 11/13/45 435,108
100,000 Orbit Capital PLC , Reg S 3.500 03/24/45 90,712
400,000 Orbit Capital PLC , Reg S 3.375 06/14/48 335,901
400,000 OSB Group PLC , Reg S 8.875 01/16/30 573,527
300,000 OTP Banka dd , Reg S 4.750 04/03/28 348,623
400,000 Oxford Properties Group Trust 3.602 11/13/30 283,375
500,000 Pacific Life Global Funding II , Reg S 5.375 11/30/28 663,181
200,000 Paradigm Homes Charitable Housing Association Ltd , Reg S 5.250 04/04/44 234,693
400,000 Paradigm Homes Charitable Housing Association Ltd , Reg S 2.250 05/20/51 258,534
400,000 Paragon Treasury Plc , Reg S 2.000 05/07/36 367,308
400,000 Peabody Capital PLC , Reg S 5.250 03/17/43 466,857
400,000 Penarian Housing Finance PLC , Reg S 3.212 06/07/52 335,840
400,000 Pension Insurance Corp PLC , Reg S 6.875 11/15/34 529,751
275,000 Pfandbriefbank schweizerischer Hypothekarinstitute AG , Reg S 0.125 02/19/29 338,967
975,000 Pfandbriefbank schweizerischer Hypothekarinstitute AG , Reg S 1.750 03/22/29 1,258,885
525,000 Pfandbriefbank schweizerischer Hypothekarinstitute AG , Reg S 1.000 09/06/30 666,049
850,000 Pfandbriefbank schweizerischer Hypothekarinstitute AG , Reg S 1.875 01/15/31 1,122,699
1,000,000 Pfandbriefbank schweizerischer Hypothekarinstitute AG , Reg S 1.500 09/06/33 1,314,686
800,000 Pfandbriefbank schweizerischer Hypothekarinstitute AG 1.625 03/15/34 1,062,740
2,000,000 Pfandbriefbank schweizerischer Hypothekarinstitute AG 1.625 01/28/39 2,686,351
1,500,000 Pfandbriefbank schweizerischer Hypothekarinstitute AG , Reg S 1.750 12/23/43 2,070,225
200,000 Pfandbriefzentrale der schweizerischen Kantonalbanken AG , Reg
S
0.350 08/02/27 248,960
1,300,000 Pfandbriefzentrale der schweizerischen Kantonalbanken AG , Reg
S
1.400 01/16/32 1,689,392
450,000 Pfandbriefzentrale der schweizerischen Kantonalbanken AG , Reg
S
1.650 12/21/32 595,922
800,000 Pfandbriefzentrale der schweizerischen Kantonalbanken AG , Reg
S
1.450 12/07/33 1,048,556
600,000 Pfandbriefzentrale der schweizerischen Kantonalbanken AG , Reg
S
0.700 01/15/35 741,732
300,000 Pfandbriefzentrale der schweizerischen Kantonalbanken AG , Reg
S
0.900 10/26/35 375,881
1,000,000 Pfandbriefzentrale der schweizerischen Kantonalbanken AG , Reg
S
0.000 02/15/36 1,145,340
500,000 Pfandbriefzentrale der schweizerischen Kantonalbanken AG , Reg
S
1.400 03/15/38 655,117
1,000,000 Pfandbriefzentrale der schweizerischen Kantonalbanken AG , Reg
S
1.070 03/01/40 1,256,003
900,000 Pfandbriefzentrale der schweizerischen Kantonalbanken AG , Reg
S
1.450 03/14/42 1,184,943
400,000 Places For People Treasury PLC , Reg S 6.250 12/06/41 510,607
200,000 Platform HG Financing PLC , Reg S 5.520 11/10/39 251,252
100,000 Platform HG Financing PLC , Reg S 1.926 09/15/41 77,377
200,000 Platform HG Financing PLC , Reg S 1.625 08/10/55 99,955

PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
300,000 Poplar HARCA Ltd Via Poplar HARCA Capital PLC , Reg S 4.843% 09/30/43 $ 341,848
100,000 Praemia Healthcare SACA , Reg S 0.875 11/04/29 102,803
300,000 Praemia Healthcare SACA , Reg S 3.875 06/05/32 330,197
400,000 Programa Cedulas TDA Fondo de Titulizacion de Activos 4.250 03/28/27 466,749
500,000 Programa Cedulas TDA Fondo de Titulizacion de Activos 4.250 04/10/31 603,587
1,640,000 Prologis Euro Finance LLC 1.500 09/10/49 1,035,570
125,000 Prologis International Funding II SA , Reg S 1.750 03/15/28 139,863
200,000 Prologis International Funding II SA , Reg S 2.750 02/22/32 227,384
200,000 Prologis International Funding II SA , Reg S 3.000 02/22/42 176,734
300,000 Prologis LP 2.250 06/30/29 364,137
320,000 Protective Life Global Funding , Reg S 4.803 11/01/30 414,775
300,000 Prudential Funding Asia PLC 5.875 05/11/29 402,969
400,000 Public Storage Operating Co 3.500 01/20/34 440,451
220,000 QBE Insurance Group Ltd , Reg S 2.500 09/13/38 271,875
100,000 Raiffeisen Bank International AG , Reg S 6.000 09/15/28 119,184
900,000 Raiffeisen Bank International AG , Reg S 3.875 01/03/30 1,044,938
600,000 Raiffeisenlandesbank Niederoesterreich-Wien AG , Reg S 3.375 07/24/28 696,782
4,750,000 Realkredit Danmark A/S , Reg S 1.000 01/01/30 683,817
4,000,000 Realkredit Danmark A/S , Reg S 1.000 01/01/32 549,768
600,000 Realty Income Corp 6.000 12/05/39 761,760
300,000 RHP Finance PLC , Reg S 3.250 02/05/48 257,733
220,000 Riverside Finance Plc , Reg S 6.625 09/11/50 283,901
420,000 RL Finance Bonds NO 4 PLC , Reg S 4.875 10/07/49 449,171
420,000 Rothesay Life PLC , Reg S 7.019 12/10/34 568,583
200,000 Royal Bank of Canada 4.632 05/01/28 146,693
500,000 Royal Bank of Canada , Reg S 3.500 07/25/28 582,888
600,000 Royal Bank of Canada 3.411 06/12/29 428,790
600,000 Royal Bank of Canada , Reg S 2.750 02/04/30 683,143
600,000 Royal Bank of Canada , Reg S 0.000 01/27/31 594,166
450,000 Royal Bank of Canada 3.985 07/22/31 324,724
300,000 Royal Bank of Canada 3.572 12/09/31 212,426
350,000 Royal Bank of Canada 5.096 04/03/34 259,369
500,000 Royal Bank of Canada 4.279 02/04/35 361,058
500,000 Royal Bank of Canada 4.464 10/17/35 362,678
1,000,000 RTE Reseau de Transport d'Electricite SADIR , Reg S 3.750 07/04/35 1,131,890
300,000 RTE Reseau de Transport d'Electricite SADIR , Reg S 3.875 11/24/37 337,740
100,000 Saltaire Finance PLC , Reg S 4.815 12/06/36 126,446
500,000 Saltaire Finance PLC , Reg S 4.809 03/14/53 567,198
520,000 Sanctuary Capital PLC , Reg S 2.375 04/14/50 350,230
500,000 Santander Bank Polska SA , Reg S 3.500 10/07/31 563,701
400,000 Santander Consumer Finance SA , Reg S 3.750 01/17/29 466,112
100,000 Santander UK Group Holdings PLC , Reg S 7.098 11/16/27 133,606
100,000 Santander UK PLC , Reg S 0.050 01/12/27 112,926
300,000 Santander UK PLC , Reg S 2.625 04/12/28 342,913
600,000 Santander UK PLC , Reg S 3.125 05/12/31 688,743
300,000 Saxon Weald Capital PLC , Reg S 5.375 06/06/42 371,544
900,000 SBAB Bank AB , Reg S 2.750 04/22/31 1,003,657
400,000 Scentre Group Trust 1 / Scentre Group Trust 2 , Reg S 1.750 04/11/28 447,212
400,000 Scottish Widows Ltd , Reg S 7.000 06/16/43 526,978
420,000 Segro PLC 5.750 06/20/35 551,679
100,000 Sirius Real Estate Ltd , Reg S 1.750 11/24/28 109,760
400,000 Sirius Real Estate Ltd , Reg S 4.000 01/22/32 450,993
1,850,000 Skandinaviska Enskilda Banken AB , Reg S 3.875 05/09/28 2,160,143
4,000,000 Skandinaviska Enskilda Banken AB , Reg S 3.000 11/06/28 420,708
6,000,000 Skandinaviska Enskilda Banken AB , Reg S 3.000 12/06/29 628,243
8,000,000 Skandinaviska Enskilda Banken AB , Reg S 3.000 12/17/30 832,109
200,000 Slovenska Sporitelna AS , Reg S 3.875 09/30/27 233,529
100,000 Societe Generale SA , Reg S 4.125 11/21/28 117,803
200,000 Societe Generale SA , Reg S 3.375 05/14/30 228,368
200,000 Societe Generale SA , Reg S 4.875 11/21/31 240,529
200,000 Societe Generale SA , Reg S 5.625 06/02/33 248,405
300,000 Societe Generale SA , Reg S 6.250 06/22/33 411,276

Portfolio of Investments March 31, 2026
(continued)
NXUS

PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
1,000,000 Societe Generale SA , Reg S 3.750% 09/02/33 $ 1,127,317
300,000 Societe Generale SA , Reg S 3.750 05/17/35 338,403
900,000 Societe Generale SA , Reg S 4.125 05/14/36 1,027,644
200,000 Societe Generale SFH SA , Reg S 0.000 12/02/26 226,669
300,000 Societe Generale SFH SA , Reg S 3.375 07/31/30 348,477
600,000 Societe Generale SFH SA , Reg S 3.125 02/24/32 685,210
500,000 Societe Generale SFH SA , Reg S 3.125 02/01/36 555,118
300,000 Society of Lloyd's , Reg S 4.875 02/07/47 393,382
400,000 Sofina SA , Reg S 3.707 11/13/33 450,368
100,000 Sovereign Housing Capital PLC , Reg S 2.375 11/04/48 68,036
300,000 Sovereign Housing Capital PLC , Reg S 5.500 01/24/57 344,936
100,000 SpareBank 1 Boligkreditt AS , Reg S 0.050 11/03/28 107,118
200,000 SpareBank 1 Boligkreditt AS , Reg S 2.375 02/13/30 225,066
200,000 SpareBank 1 Boligkreditt AS , Reg S 3.000 05/19/30 230,232
560,000 SpareBank 1 Boligkreditt AS , Reg S 2.750 08/27/32 629,381
600,000 SpareBank 1 Boligkreditt AS , Reg S 3.000 05/15/34 678,541
2,000,000 Sparebanken Norge 4.550 10/23/30 199,930
760,000 Sparebanken Norge Boligkreditt AS , Reg S 3.000 07/31/29 875,889
500,000 Sparkasse Pforzheim Calw , Reg S 3.000 01/22/31 572,072
4,000,000 Stadshypotek AB , Reg S 2.500 12/01/27 418,156
4,000,000 Stadshypotek AB , Reg S 2.000 09/01/28 411,384
6,000,000 Stadshypotek AB , Reg S 4.000 05/02/29 648,528
10,000,000 Stadshypotek AB , Reg S 2.500 02/01/30 1,027,584
18,000,000 Stadshypotek AB , Reg S 2.500 12/02/30 1,831,999
540,000 Standard Chartered PLC , Reg S 3.864 03/17/33 616,107
300,000 Standard Life PLC , Reg S 5.625 04/28/31 387,949
500,000 Stedin Holding NV , Reg S 3.625 06/20/31 578,730
300,000 Stonewater Funding PLC , Reg S 1.625 09/10/36 265,742
200,000 Sumitomo Mitsui Financial Group Inc , Reg S 0.303 10/28/27 220,317
560,000 Sumitomo Mitsui Financial Group Inc , Reg S 3.686 10/06/36 621,840
400,000 Sumitomo Mitsui Trust Bank Ltd , Reg S 0.000 10/15/27 439,550
200,000 Sun Life Financial Inc 2.800 11/21/33 140,209
500,000 Sun Life Financial Inc 4.140 09/13/37 354,101
500,000 Sun Life Financial Inc 4.560 12/03/40 352,216
267,000 Sunderland SHG Finance PLC , Reg S 6.380 03/31/42 364,238
300,000 Supermarket Income Reit PLC , Reg S 5.125 07/30/31 385,579
1,300,000 Svenska Handelsbanken AB , Reg S 0.500 02/18/30 1,338,896
700,000 Svenska Handelsbanken AB , Reg S 5.000 08/16/34 832,641
2,000,000 Sveriges Sakerstallda Obligationer AB , Reg S 0.250 06/09/27 204,283
2,000,000 Sveriges Sakerstallda Obligationer AB , Reg S 3.500 06/14/28 212,805
4,000,000 Sveriges Sakerstallda Obligationer AB , Reg S 4.000 05/23/29 432,490
10,000,000 Sveriges Sakerstallda Obligationer AB , Reg S 1.000 06/12/30 962,693
960,000 Swedbank AB , Reg S 0.200 01/12/28 1,047,722
400,000 Swedbank AB , Reg S 4.875 10/11/30 524,777
300,000 Swedbank Hypotek AB , Reg S 1.375 05/31/27 340,224
4,000,000 Swedbank Hypotek AB , Reg S 3.000 03/28/29 420,376
9,200,000 Swedbank Hypotek AB , Reg S 3.000 12/27/29 962,879
11,200,000 Swedbank Hypotek AB , Reg S 3.000 10/29/30 1,166,143
100,000 Swiss Life Finance I AG , Reg S 3.250 08/31/29 114,321
200,000 Talanx AG , Reg S 2.250 12/05/47 224,729
300,000 Tatra Banka as , Reg S 0.500 04/23/28 334,344
500,000 Telereal Securitisation PLC , Reg S 3.563 12/10/31 602,705
300,000 Temasek Financial I Ltd , Reg S 5.125 07/26/40 379,897
43,000 Tesco Property Finance 3 PLC , Reg S 5.744 04/13/40 54,978
508,000 Tesco Property Finance 6 PLC , Reg S 5.411 07/13/44 631,957
500,000 THFC Funding No 3 PLC , Reg S 5.200 10/11/43 586,007
300,000 Together Housing Finance PLC , Reg S 4.500 12/17/42 317,196
200,000 Toronto-Dominion Bank/The , Reg S 2.875 04/05/27 258,294
250,000 Toronto-Dominion Bank/The 4.210 06/01/27 181,169
200,000 Toronto-Dominion Bank/The , Reg S 2.442 09/08/28 227,465
300,000 Toronto-Dominion Bank/The , Reg S 3.631 12/13/29 346,956
400,000 Toronto-Dominion Bank/The 4.002 10/31/30 289,343

PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
500,000 Toronto-Dominion Bank/The , Reg S 3.563% 04/16/31 $ 572,121
700,000 Toronto-Dominion Bank/The 3.605 09/10/31 496,418
400,000 Toronto-Dominion Bank/The , Reg S 2.973 09/09/32 453,649
500,000 Toronto-Dominion Bank/The , Reg S 3.357 09/22/32 561,271
600,000 Toronto-Dominion Bank/The 4.133 01/09/33 432,174
560,000 Toronto-Dominion Bank/The , Reg S 3.247 02/16/34 641,815
800,000 Toronto-Dominion Bank/The 4.423 10/31/35 577,997
420,000 TP ICAP Finance PLC , Reg S 2.625 11/18/28 511,839
400,000 Tritax Big Box REIT PLC , Reg S 1.500 11/27/33 392,534
600,000 UBS Group AG , Reg S 0.435 11/09/28 741,196
175,000 UBS Group AG , Reg S 7.750 03/01/29 217,421
400,000 UBS Group AG , Reg S 4.375 01/11/31 472,268
500,000 UBS Group AG , Reg S 0.875 11/03/31 493,868
200,000 UBS Group AG , Reg S 0.625 01/18/33 185,065
600,000 UBS Group AG , Reg S 7.375 09/07/33 862,772
700,000 UBS Group AG , Reg S 3.250 02/12/34 771,345
600,000 UBS Group AG , Reg S 3.757 08/11/36 670,369
350,000 UBS Switzerland AG , Reg S 2.583 09/23/27 400,985
275,000 UBS Switzerland AG , Reg S 2.783 09/09/30 311,251
1,500,000 Unibail-Rodamco-Westfield SE , Reg S 1.750 02/27/34 1,433,346
200,000 Unicaja Banco SA , Reg S 5.500 06/22/34 238,767
200,000 UniCredit Bank Austria AG , Reg S 3.125 09/21/29 231,301
500,000 UniCredit Bank Austria AG , Reg S 0.050 09/21/35 417,787
450,000 UniCredit Bank GmbH , Reg S 2.625 02/19/30 510,582
850,000 UniCredit Bank GmbH , Reg S 2.625 11/22/30 961,106
600,000 UniCredit Bank GmbH , Reg S 0.375 01/17/33 571,288
150,000 UniCredit SpA , Reg S 3.100 06/10/31 169,590
500,000 UniCredit SpA , Reg S 3.200 09/22/31 561,358
570,000 UniCredit SpA , Reg S 4.000 03/05/34 657,563
500,000 UniCredit SpA , Reg S 4.200 06/11/34 577,160
300,000 UniCredit SpA , Reg S 3.725 06/10/35 338,274
600,000 Unipol Assicurazioni SpA , Reg S 4.900 05/23/34 706,901
320,000 UNITE Group PLC/The , Reg S 5.625 06/25/32 415,585
500,000 United Overseas Bank Ltd , Reg S 2.718 12/01/30 565,019
300,000 United Overseas Bank Ltd/Sydney 5.023 01/29/31 201,781
580,000 US Bancorp 4.009 05/21/32 671,848
300,000 Utmost Group PLC , Reg S 4.000 12/15/31 353,526
200,000 Veolia Environnement SA , Reg S 1.625 09/21/32 200,791
100,000 VGP NV , Reg S 1.500 04/08/29 107,051
500,000 Volksbank Wien AG , Reg S 3.625 09/09/31 568,432
1,300,000 Vonovia SE , Reg S 1.500 06/14/41 957,687
1,200,000 Vonovia SE , Reg S 1.625 09/01/51 718,557
600,000 VW Credit Canada Inc 3.810 11/19/30 424,882
200,000 Warehouses De Pauw CVA , Reg S 3.125 01/15/31 222,065
350,000 Wellcome Trust Finance PLC , Reg S 4.625 07/25/36 433,655
350,000 Wellcome Trust Ltd/The , Reg S 2.517 02/07/18 198,624
180,000 Wells Fargo & Co , Reg S 2.500 05/02/29 219,931
100,000 Wells Fargo & Co , Reg S 2.766 07/23/29 113,350
500,000 Wells Fargo & Co , Reg S 2.125 09/24/31 561,784
500,000 Wells Fargo & Co , Reg S 3.900 07/22/32 579,079
500,000 Wells Fargo & Co , Reg S 3.866 07/23/36 562,876
100,000 Welltower OP LLC 4.800 11/20/28 129,983
240,000 Welltower OP LLC 4.500 12/01/34 288,890
300,000 Westfield America Management Ltd , Reg S 2.625 03/30/29 366,126
1,200,000 Westpac Banking Corp , Reg S 0.000 09/22/28 1,286,734
100,000 Westpac Banking Corp 5.000 01/15/29 67,880
300,000 Westpac Banking Corp , Reg S 5.100 05/14/29 204,079
900,000 Westpac Banking Corp , Reg S 5.815 06/04/40 590,587
500,000 Westpac Banking Corp , Reg S 6.135 11/13/45 326,673
800,000 Westpac New Zealand Ltd 3.868 11/19/30 440,476
400,000 Westpac Securities NZ Ltd/London , Reg S 3.750 04/20/28 467,238
300,000 Wheatley Group Capital PLC , Reg S 4.375 11/28/44 313,872

Portfolio of Investments March 31, 2026
(continued)
NXUS

PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
300,000 WHG Treasury PLC , Reg S 4.250% 10/06/45 $ 305,362
263,000 White City Property Finance PLC , Reg S 5.120 04/17/35 345,047
500,000 Wirtschafts- und Infrastrukturbank Hessen 2.625 02/13/35 545,327
275,000 Workspace Group PLC , Reg S 2.250 03/11/28 339,757
425,000 Wrekin Housing Group Ltd/The , Reg S 2.500 10/22/48 299,194
700,000 Wuestenrot & Wuerttembergische AG , Reg S 2.125 09/10/41 711,364
340,000 Yorkshire Building Society , Reg S 3.511 10/11/30 423,035
300,000 Yorkshire Housing Finance PLC , Reg S 4.125 10/31/44 295,554
TOTAL FINANCIALS 546,634,831
INDUSTRIAL - 5.5%
400,000 3i Group PLC , Reg S 3.750 06/05/40 401,176
100,000 AA Bond Co Ltd , Reg S 7.375 07/31/29 137,057
100,000 AA Bond Co Ltd , Reg S 6.850 07/31/31 136,914
200,000 AA Bond Co Ltd , Reg S 5.500 07/31/32 255,744
600,000 AbbVie Inc 1.250 11/18/31 614,410
700,000 Abertis France SAS , Reg S 0.625 09/14/28 751,994
1,000,000 Abertis Infraestructuras SA , Reg S 1.125 03/26/28 1,103,578
400,000 Accor SA , Reg S 3.500 03/04/33 433,984
400,000 AGCO International Holdings BV , Reg S 0.800 10/06/28 427,423
200,000 Air Liquide Finance SA , Reg S 1.250 06/13/28 221,032
200,000 Air Liquide Finance SA , Reg S 3.375 05/29/34 224,632
300,000 Air Liquide Finance SA , Reg S 3.500 03/21/35 338,999
200,000 Air Liquide Finance SA , Reg S 3.500 11/05/37 219,283
300,000 Air Products and Chemicals Inc 3.450 02/14/37 324,002
300,000 Alimentation Couche-Tard Inc , Reg S 4.011 02/12/36 338,671
200,000 Alphabet Inc 2.500 05/06/29 225,386
100,000 Alphabet Inc 3.000 05/06/33 111,137
300,000 Alphabet Inc 4.000 11/06/44 327,685
400,000 Alphabet Inc 4.000 05/06/54 419,854
400,000 Alphabet Inc 4.375 11/06/64 432,775
100,000 Alstom SA , Reg S 0.000 01/11/29 104,300
300,000 Altrad Investment Authority SAS , Reg S 4.429 06/23/32 340,332
500,000 Amcor UK Finance PLC 3.750 02/20/33 556,340
100,000 America Movil SAB de CV 5.750 06/28/30 134,499
300,000 America Movil SAB de CV 4.375 08/07/41 316,453
100,000 American Honda Finance Corp 1.500 10/19/27 124,708
725,000 American Honda Finance Corp 5.050 08/20/31 935,582
500,000 American Medical Systems Europe BV 3.500 03/08/32 570,475
200,000 American Tower Corp 3.625 05/30/32 226,478
540,000 American Tower Corp 4.100 05/16/34 624,752
300,000 Amgen Inc , Reg S 4.000 09/13/29 383,748
700,000 Anglo American Capital PLC , Reg S 4.125 03/15/32 813,283
600,000 Anheuser-Busch InBev SA/NV , Reg S 3.375 05/19/33 678,130
700,000 Anheuser-Busch InBev SA/NV , Reg S 3.875 05/19/38 783,695
800,000 Anheuser-Busch InBev SA/NV , Reg S 3.950 03/22/44 859,121
575,000 Apple Inc 3.600 07/31/42 583,858
200,000 APRR SA , Reg S 3.125 01/24/30 227,380
500,000 APRR SA , Reg S 3.125 01/06/34 551,556
600,000 (b) Arkema SA , Reg S 4.800 N/A 690,001
500,000 Asahi Group Holdings Ltd , Reg S 3.464 04/16/32 565,023
400,000 Associated British Foods PLC , Reg S 2.500 06/16/34 426,848
300,000 Astrazeneca Finance LLC , Reg S 3.121 08/05/30 342,195
500,000 Astrazeneca Finance LLC , Reg S 3.278 08/05/33 565,899
300,000 AT&T Inc 3.150 06/01/30 340,124
300,000 AT&T Inc 3.950 04/30/31 350,091
600,000 AT&T Inc 3.600 06/01/33 679,098
500,000 AT&T Inc 4.300 11/18/34 586,901
150,000 AT&T Inc 7.000 04/30/40 207,967
600,000 AT&T Inc 4.875 06/01/44 647,736
300,000 Australia Pacific Airports Melbourne Pty Ltd , Reg S 4.000 06/07/34 343,769
300,000 Autoliv Inc , Reg S 3.000 10/29/30 334,770
500,000 Autoroutes du Sud de la France SA , Reg S 1.375 02/21/31 520,249

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
300,000 Autoroutes du Sud de la France SA , Reg S 3.250% 01/19/33 $ 334,234
935,000 Autostrade per l'Italia SpA , Reg S 1.625 01/25/28 1,044,105
400,000 Avery Dennison Corp 3.750 11/04/34 445,491
300,000 Barry Callebaut Services NV , Reg S 3.750 02/19/28 344,950
500,000 BASF SE , Reg S 1.500 03/17/31 524,722
500,000 BASF SE , Reg S 1.625 11/15/37 441,913
350,000 BAT Netherlands Finance BV , Reg S 3.125 04/07/28 402,156
1,100,000 Bayer AG , Reg S 4.625 05/26/33 1,312,335
700,000 Becton Dickinson & Co 3.828 06/07/32 803,794
150,000 Bell Telephone Co of Canada or Bell Canada 3.800 08/21/28 107,964
200,000 Bell Telephone Co of Canada or Bell Canada 5.850 11/10/32 155,576
200,000 Bell Telephone Co of Canada or Bell Canada 5.150 08/24/34 148,867
300,000 Bell Telephone Co of Canada or Bell Canada 4.700 03/14/36 213,922
1,000,000 Bell Telephone Co of Canada or Bell Canada 5.250 08/14/55 692,172
300,000 Berkeley Group PLC/The , Reg S 2.500 08/11/31 333,442
500,000 Blackrock Inc 3.750 07/18/35 569,011
400,000 Blackstone Holdings Finance Co LLC , Reg S 3.500 06/01/34 436,801
300,000 BMW Finance NV , Reg S 2.625 05/20/28 341,236
700,000 BMW International Investment BV , Reg S 3.125 07/22/29 799,790
1,000,000 BMW US Capital LLC , Reg S 3.375 02/02/34 1,109,612
100,000 Booking Holdings Inc 4.500 11/15/31 119,544
400,000 Booking Holdings Inc 4.125 05/12/33 465,803
300,000 Booking Holdings Inc 4.750 11/15/34 362,051
300,000 Booking Holdings Inc 3.625 11/07/35 331,674
400,000 Booking Holdings Inc 4.500 05/09/46 436,398
275,000 Boston Scientific Corp 0.625 12/01/27 303,772
200,000 Bouygues SA , Reg S 3.875 07/17/31 233,294
300,000 Bouygues SA , Reg S 4.625 06/07/32 362,854
300,000 Bouygues SA , Reg S 5.375 06/30/42 375,466
360,000 Brisbane Airport Corp Pty Ltd , Reg S 3.856 11/13/35 403,250
200,000 Bristol-Myers Squibb Co 1.750 05/15/35 193,667
400,000 (b) British American Tobacco PLC , Reg S 4.750 N/A 449,932
200,000 (b) British American Tobacco PLC , Reg S 4.200 N/A 225,194
1,000,000 British Telecommunications PLC , Reg S 2.125 09/26/28 1,121,420
500,000 British Telecommunications PLC , Reg S 5.750 12/07/28 668,509
500,000 Brookfield Finance II Inc 4.388 03/01/33 358,131
360,000 Brookfield Finance II Inc 5.399 12/11/55 257,736
300,000 Brown-Forman Corp 2.600 07/07/28 376,247
200,000 CA Auto Bank SPA/Ireland , Reg S 3.750 04/12/27 231,552
500,000 Canadian National Railway Co 4.200 06/10/35 355,215
500,000 Canadian National Railway Co 4.700 05/10/53 341,106
300,000 Capgemini SE , Reg S 3.125 09/25/31 334,132
600,000 Capgemini SE , Reg S 3.500 09/25/34 658,261
300,000 Cardiff University , Reg S 3.000 12/07/55 223,853
300,000 Carrefour SA , Reg S 3.250 06/24/30 340,101
500,000 Carrefour SA , Reg S 3.750 05/24/33 566,001
500,000 Carrier Global Corp 3.625 01/15/37 543,957
200,000 Caterpillar Financial Services Corp , Reg S 4.620 02/28/28 262,654
360,000 Caterpillar Financial Services Corp , Reg S 2.541 11/20/28 406,170
300,000 Cellnex Finance Co SA , Reg S 1.250 01/15/29 324,601
200,000 Cellnex Finance Co SA , Reg S 2.000 09/15/32 203,471
600,000 Cellnex Finance Co SA , Reg S 2.000 02/15/33 602,309
100,000 Ceske Drahy AS , Reg S 5.625 10/12/27 118,741
500,000 Chancellor Masters & Scholars of The University of Cambridge/
The , Reg S
2.350 06/27/78 288,737
400,000 Channel Link Enterprises Finance PLC , Reg S 3.848 06/30/50 346,986
500,000 Cie de Saint-Gobain SA , Reg S 2.375 10/04/27 569,619
550,000 Cie de Saint-Gobain SA , Reg S 4.625 10/09/29 714,010
200,000 Cie Generale des Etablissements Michelin SCA , Reg S 3.125 05/16/31 226,239
300,000 Cie Generale des Etablissements Michelin SCA , Reg S 3.375 05/16/36 330,295
500,000 CK Hutchison Finance 16 Ltd , Reg S 2.000 04/06/28 561,610
200,000 CK Hutchison Group Telecom Finance SA , Reg S 2.000 10/17/27 250,950

Portfolio of Investments March 31, 2026
(continued)
NXUS

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
400,000 Coca-Cola Co/The , Reg S 1.000% 10/02/28 $ 502,450
1,000,000 Coca-Cola Europacific Partners PLC , Reg S 3.125 06/03/31 1,125,054
500,000 Cofiroute SA , Reg S 3.125 03/06/33 552,172
400,000 Colgate-Palmolive Co 1.375 03/06/34 389,079
180,000 Comcast Corp 1.500 02/20/29 214,626
400,000 Comcast Corp 3.250 09/26/32 446,283
300,000 Comcast Corp 3.550 09/26/36 329,583
400,000 Comcast Corp 5.250 09/26/40 474,174
237,000 Connect Plus M25 Issuer PLC , Reg S 2.607 03/31/39 252,827
300,000 Continental AG , Reg S 4.000 06/01/28 349,292
200,000 Continental AG , Reg S 3.500 10/01/29 229,057
100,000 CPUK Finance Ltd , Reg S 5.876 08/28/27 132,819
450,000 Daimler Truck Finance Canada Inc 4.540 09/27/29 330,624
300,000 Danone SA , Reg S 1.208 11/03/28 328,416
200,000 Danone SA , Reg S 3.200 09/12/31 226,991
200,000 Danone SA , Reg S 3.438 04/07/33 227,199
400,000 (b) Danone SA , Reg S 3.950 N/A 454,780
700,000 Deutsche Boerse AG , Reg S 3.875 09/28/33 819,259
200,000 Deutsche Lufthansa AG , Reg S 4.000 05/21/30 233,747
300,000 Deutsche Lufthansa AG , Reg S 4.125 09/03/32 350,353
400,000 Deutsche Post AG , Reg S 3.125 06/05/32 452,134
600,000 Deutsche Post AG , Reg S 3.500 03/25/36 673,689
300,000 Deutsche Telekom AG , Reg S 3.250 06/04/35 333,640
400,000 Deutsche Telekom AG , Reg S 3.250 03/20/36 441,205
600,000 Deutsche Telekom AG , Reg S 3.625 02/03/45 621,149
800,000 DH Europe Finance II Sarl 0.750 09/18/31 796,113
900,000 Diageo Finance PLC , Reg S 3.125 02/28/31 1,016,880
300,000 Diageo Finance PLC , Reg S 2.750 06/08/38 288,285
140,000 Dover Corp 0.750 11/04/27 155,055
300,000 Dover Corp 3.500 11/12/33 333,620
400,000 DP World Ltd/United Arab Emirates , Reg S 4.250 09/25/30 502,005
300,000 DSV Finance BV , Reg S 3.375 11/06/32 337,655
600,000 DSV Finance BV , Reg S 3.375 11/06/34 664,274
500,000 East Japan Railway Co , Reg S 3.727 09/02/37 559,521
300,000 East Japan Railway Co , Reg S 4.389 09/05/43 342,100
400,000 East Japan Railway Co , Reg S 5.562 09/04/54 477,529
300,000 Eaton Capital ULC , Reg S 3.601 05/21/31 345,231
300,000 Edenred SE , Reg S 1.875 03/30/27 342,451
500,000 Eli Lilly & Co 0.500 09/14/33 465,995
400,000 Eli Lilly & Co 1.625 09/14/43 282,386
300,000 Elis SA , Reg S 3.375 09/02/31 336,135
500,000 EQT AB , Reg S 0.875 05/14/31 492,672
500,000 Equinix Asia Financing Corp Pte Ltd , Reg S 2.900 09/15/32 372,955
400,000 Equinix Canada Financing Ltd 4.000 11/15/32 279,511
700,000 Equinix Inc 1.000 03/15/33 656,990
400,000 EssilorLuxottica SA , Reg S 2.875 03/05/29 457,609
300,000 EssilorLuxottica SA , Reg S 2.625 01/10/30 337,491
100,000 Euroclear Holding NV , Reg S 2.625 04/11/48 113,100
200,000 Euroclear Holding NV , Reg S 1.375 06/16/51 198,946
500,000 Eurofins Scientific SE , Reg S 4.000 07/06/29 582,950
500,000 Euronext NV , Reg S 2.625 11/26/28 566,603
321,000 Eversholt Funding PLC , Reg S 6.697 02/22/35 444,955
500,000 Experian Europe DAC , Reg S 1.560 05/16/31 520,264
640,000 FedEx Corp 0.950 05/04/33 596,296
300,000 Ferrovie dello Stato Italiane SpA , Reg S 4.125 05/23/29 353,687
300,000 Ferrovie dello Stato Italiane SpA , Reg S 4.500 05/23/33 364,346
650,000 Fidelity National Information Services Inc 2.950 05/21/39 628,425
200,000 Fiserv Funding ULC 4.000 06/15/36 217,696
300,000 Fiserv Inc 4.500 05/24/31 350,036
300,000 Fiserv Inc 3.000 07/01/31 344,080
250,000 Flughafen Zurich AG , Reg S 0.625 05/24/29 311,104
300,000 Flutter Treasury DAC , Reg S 6.125 06/04/31 382,566

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
550,000 Ford Credit Canada Co 5.046% 01/09/32 $ 389,956
250,000 Ford Credit Canada Co Cie Credit Ford Du Canada 4.819 09/11/28 180,776
100,000 Ford Motor Credit Co LLC 4.867 08/03/27 116,630
300,000 Ford Motor Credit Co LLC 3.622 07/27/28 342,413
500,000 Ford Motor Credit Co LLC 4.445 02/14/30 576,967
300,000 Ford Motor Credit Co LLC 6.184 08/29/31 395,608
300,000 Foxconn Singapore Pte Ltd , Reg S 3.125 11/04/31 333,990
600,000 Fresenius Finance Ireland PLC , Reg S 0.875 10/01/31 598,428
600,000 Fresenius Medical Care AG , Reg S 3.750 04/08/32 687,687
300,000 Fresenius SE & Co KGaA , Reg S 3.500 03/15/34 333,644
600,000 Gatwick Funding Ltd , Reg S 3.250 02/26/48 478,641
500,000 GE Capital UK Funding Unlimited Co 5.875 01/18/33 679,155
500,000 General Mills Inc 3.650 10/23/30 574,941
500,000 General Motors Financial Co Inc , Reg S 3.100 08/04/29 564,550
325,000 General Motors Financial Co Inc , Reg S 5.500 01/12/30 429,279
400,000 General Motors Financial Co Inc , Reg S 3.700 07/14/31 455,527
700,000 GlaxoSmithKline Capital PLC , Reg S 4.250 12/18/45 726,821
450,000 Glencore Finance Canada Ltd 4.045 10/10/32 317,446
400,000 Global Switch Finance BV , Reg S 1.375 10/07/30 424,808
500,000 GSK Capital BV , Reg S 3.250 11/19/36 544,404
440,000 GXO Logistics Capital BV 3.750 11/24/30 498,324
500,000 Haleon Netherlands Capital BV , Reg S 2.125 03/29/34 507,460
300,000 Haleon UK Capital PLC , Reg S 3.375 03/29/38 307,688
500,000 Heathrow Funding Ltd , Reg S 1.500 02/11/30 529,085
300,000 Heathrow Funding Ltd , Reg S 6.450 12/10/31 412,376
550,000 Heathrow Funding Ltd 4.900 08/06/37 398,114
200,000 Heathrow Funding Ltd , Reg S 6.250 10/03/42 254,274
500,000 Henkel AG & Co KGaA , Reg S 0.500 11/17/32 468,624
400,000 High Speed Rail Finance 1 PLC , Reg S 4.375 11/01/38 477,735
365,000 Highland Holdings Sarl 2.875 11/19/27 417,381
750,000 Honeywell International Inc 0.750 03/10/32 732,208
400,000 Hyundai Capital America , Reg S 2.875 06/26/28 450,893
540,000 IDS Financing PLC , Reg S 4.000 10/01/32 600,372
200,000 IG Group Holdings PLC , Reg S 3.125 11/18/28 247,492
200,000 IG Group Holdings PLC , Reg S 6.125 10/22/30 265,834
500,000 IHG Finance LLC , Reg S 3.625 09/27/31 564,052
200,000 Illinois Tool Works Inc 3.250 05/17/28 230,635
300,000 Illinois Tool Works Inc 3.375 05/17/32 341,274
300,000 Imerys SA , Reg S 1.875 03/31/28 334,577
800,000 Imperial Brands Finance Netherlands BV , Reg S 1.750 03/18/33 785,406
400,000 Indigo Group SAS , Reg S 1.625 04/19/28 445,105
100,000 International Business Machines Corp 3.625 02/06/31 115,181
400,000 International Business Machines Corp 3.150 02/10/33 441,135
400,000 International Business Machines Corp 3.750 02/06/35 450,674
200,000 International Business Machines Corp 3.450 02/10/37 215,102
200,000 International Business Machines Corp 4.875 02/06/38 236,017
640,000 International Business Machines Corp 4.000 02/06/43 686,700
400,000 ITM Entreprises SAS , Reg S 4.125 01/29/30 460,880
300,000 JAB Holdings BV , Reg S 2.000 05/18/28 335,750
400,000 JAB Holdings BV , Reg S 2.500 06/25/29 446,684
200,000 John Deere Bank SA , Reg S 5.125 10/18/28 265,968
600,000 John Deere Capital Corp , Reg S 3.450 07/16/32 687,216
300,000 Johnson & Johnson 3.350 02/26/37 331,670
200,000 Johnson & Johnson 3.550 06/01/44 212,525
800,000 Johnson & Johnson 3.700 02/26/55 831,328
200,000 JT International Financial Services BV , Reg S 2.750 09/28/33 218,939
550,000 JT International Financial Services BV , Reg S 4.125 06/17/35 627,610
300,000 K+S AG , Reg S 4.250 06/19/29 349,391
300,000 Kering SA , Reg S 3.625 09/05/31 342,687
400,000 Kering SA , Reg S 3.375 03/11/32 448,465
300,000 Kering SA , Reg S 3.875 09/05/35 336,100
700,000 Koninklijke Philips NV , Reg S 3.250 05/23/30 796,887

Portfolio of Investments March 31, 2026
(continued)
NXUS

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
200,000 Kraft Heinz Foods Co , Reg S 4.125% 07/01/27 $ 259,968
600,000 Legrand SA , Reg S 3.625 03/19/35 677,711
200,000 Linde PLC , Reg S 2.625 02/18/29 226,332
100,000 Linde PLC , Reg S 3.375 06/04/30 115,009
100,000 Linde PLC , Reg S 1.375 03/31/31 104,469
800,000 Linde PLC , Reg S 3.625 06/12/34 912,795
860,000 Loblaw Cos Ltd 4.387 06/16/35 615,067
100,000 London Stock Exchange Group PLC , Reg S 1.625 04/06/30 116,641
500,000 Lonza Finance International NV , Reg S 3.875 04/24/36 563,810
700,000 L'Oreal SA , Reg S 2.875 05/19/28 802,975
200,000 LSEG Finance PLC , Reg S 4.875 09/19/32 256,502
200,000 Lseg Netherlands BV , Reg S 4.231 09/29/30 235,889
300,000 Lseg Netherlands BV , Reg S 3.000 11/06/31 333,448
100,000 LVMH Moet Hennessy Louis Vuitton SE , Reg S 1.125 02/11/27 127,828
100,000 LVMH Moet Hennessy Louis Vuitton SE , Reg S 3.250 09/07/29 115,136
500,000 LVMH Moet Hennessy Louis Vuitton SE , Reg S 3.000 03/07/32 560,561
700,000 LVMH Moet Hennessy Louis Vuitton SE , Reg S 3.500 09/07/33 802,559
200,000 Magna International Inc 3.625 05/21/31 228,331
200,000 Magna International Inc 4.375 03/17/32 236,421
200,000 Magnum Icc Finance BV , Reg S 3.250 11/26/31 223,918
300,000 Magnum Icc Finance BV , Reg S 4.000 11/26/37 331,231
500,000 Manchester Airport Group Funding PLC , Reg S 4.750 03/31/34 624,539
1,000,000 McDonald's Corp , Reg S 3.500 05/21/32 1,136,669
100,000 McDonald's Corp , Reg S 3.750 05/31/38 105,938
400,000 McDonald's Corp , Reg S 4.125 06/11/54 358,581
200,000 McKesson Corp 3.125 02/17/29 250,864
300,000 Mediocredito Centrale - Banca Del Mezzogiorno SpA , Reg S 3.250 03/04/30 339,058
300,000 Medtronic Global Holdings SCA 0.750 10/15/32 288,083
200,000 Medtronic Global Holdings SCA 1.500 07/02/39 167,658
200,000 Medtronic Global Holdings SCA 1.375 10/15/40 156,817
200,000 Medtronic Inc 3.875 10/15/36 228,794
540,000 Medtronic Inc 4.200 10/15/45 593,904
400,000 Medtronic Inc 4.150 10/15/53 426,342
100,000 Mercedes-Benz Finance Canada Inc , Reg S 3.000 02/23/27 115,248
1,750,000 Mercedes-Benz Group AG , Reg S 1.375 05/11/28 1,936,685
500,000 MMS USA Holdings Inc , Reg S 1.750 06/13/31 519,116
500,000 Mondelez International Inc 0.750 03/17/33 469,532
300,000 Mondelez International Inc 2.375 03/06/35 303,326
450,000 Mondi Finance Europe GmbH , Reg S 2.375 04/01/28 503,333
500,000 Montreal Gateway Terminals Partnership 4.563 12/31/32 364,152
200,000 Motability Operations Group PLC , Reg S 3.875 01/24/34 226,420
500,000 Motability Operations Group PLC , Reg S 4.250 06/17/35 575,290
300,000 Motability Operations Group PLC , Reg S 5.750 06/17/51 353,628
300,000 Motability Operations Group PLC , Reg S 5.625 01/24/54 343,539
100,000 MSD Netherlands Capital BV 3.700 05/30/44 104,901
540,000 MSD Netherlands Capital BV 3.750 05/30/54 538,731
400,000 Nats En Route PLC , Reg S 1.750 09/30/33 411,842
400,000 Nestle Capital Corp , Reg S 4.750 03/22/36 496,581
150,000 Nestle Capital Markets SA , Reg S 2.125 07/15/30 197,179
500,000 Nestle Capital Markets SA 2.125 06/28/38 687,767
2,000,000 Nestle Finance International Ltd , Reg S 0.375 05/12/32 1,935,795
600,000 Netflix Inc , Reg S 3.625 06/15/30 695,850
200,000 Next Group PLC , Reg S 3.625 05/18/28 255,695
600,000 Novartis Finance SA , Reg S 0.000 09/23/28 639,852
700,000 Novo Nordisk Finance Netherlands BV , Reg S 3.250 01/21/31 799,674
600,000 Novo Nordisk Finance Netherlands BV , Reg S 3.375 05/21/34 670,634
200,000 NTT Finance Corp , Reg S 2.906 03/16/29 227,540
250,000 NTT Finance Corp , Reg S 3.678 07/16/33 284,773
400,000 NTT Finance Corp , Reg S 4.091 07/16/37 456,922
300,000 Omnicom Capital Holdings PLC 2.250 11/22/33 306,514
500,000 Orange SA , Reg S 3.250 01/15/32 590,834
1,000,000 Orange SA , Reg S 3.750 09/04/37 1,111,257

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
400,000 Orange SA , Reg S 3.750% 05/13/38 $ 440,748
700,000 (b) Orange SA , Reg S 5.375 N/A 833,061
300,000 Pearson Funding PLC , Reg S 3.750 06/04/30 371,641
200,000 PepsiCo Inc 3.550 07/22/34 235,252
740,000 PepsiCo Inc 4.050 07/28/55 794,739
300,000 Pernod Ricard SA , Reg S 3.250 03/03/32 334,100
200,000 Pernod Ricard SA , Reg S 3.250 02/04/33 220,118
200,000 Pernod Ricard SA , Reg S 3.625 05/07/34 222,931
200,000 Pernod Ricard SA , Reg S 3.750 02/04/37 218,971
500,000 Pfizer Inc , Reg S 2.735 06/15/43 420,285
500,000 Pfizer Netherlands International Finance BV 3.250 05/19/32 566,752
840,000 Philip Morris International Inc 1.450 08/01/39 677,216
500,000 Pluxee NV , Reg S 3.500 09/04/28 575,281
500,000 PPG Industries Inc 3.250 03/04/32 557,322
200,000 Procter & Gamble Co/The 1.800 05/03/29 243,254
500,000 Procter & Gamble Co/The 2.900 11/03/33 554,619
300,000 Procter & Gamble Co/The 3.650 11/03/45 325,374
200,000 Prosegur Cash SA 3.380 10/09/30 225,682
500,000 Prosus NV , Reg S 1.288 07/13/29 531,455
250,000 Prosus NV , Reg S 2.778 01/19/34 256,264
800,000 Proximus SADP , Reg S 0.750 11/17/36 678,477
300,000 RAC Bond Co PLC , Reg S 8.250 11/06/28 418,104
300,000 RCI Banque SA , Reg S 3.500 01/17/28 345,996
900,000 RCI Banque SA , Reg S 3.625 11/03/32 1,003,924
400,000 Reckitt Benckiser Treasury Services PLC , Reg S 1.750 05/19/32 432,165
540,000 Reckitt Benckiser Treasury Services PLC , Reg S 3.875 09/14/33 624,748
500,000 RELX Finance BV , Reg S 3.375 03/20/33 560,641
100,000 Richemont International Holding SA , Reg S 1.500 03/26/30 106,970
100,000 Richemont International Holding SA , Reg S 1.125 05/26/32 100,152
450,000 Richemont International Holding SA , Reg S 2.000 03/26/38 422,585
400,000 Rio Tinto Finance PLC , Reg S 4.000 12/11/29 509,214
235,000 RMPA Services PLC , Reg S 5.337 09/30/38 307,343
100,000 Robert Bosch Finance LLC , Reg S 2.750 05/28/28 113,626
300,000 Robert Bosch GmbH , Reg S 3.625 06/02/30 345,498
200,000 Robert Bosch GmbH , Reg S 4.000 06/02/35 228,442
400,000 Robert Bosch GmbH , Reg S 4.375 06/02/43 439,991
540,000 Roche Finance Europe BV , Reg S 3.586 12/04/36 614,587
100,000 Roche Kapitalmarkt AG , Reg S 0.750 02/25/31 124,272
500,000 Roche Kapitalmarkt AG , Reg S 1.098 09/06/34 629,961
100,000 Rogers Communications Inc 5.700 09/21/28 74,979
100,000 Rogers Communications Inc 3.750 04/15/29 71,690
400,000 Rogers Communications Inc 5.900 09/21/33 312,138
700,000 Rogers Communications Inc 5.250 04/15/52 488,332
400,000 Rolls-Royce PLC , Reg S 5.750 10/15/27 532,262
200,000 Sandoz Group AG , Reg S 2.125 11/17/26 251,308
1,000,000 Sanofi SA , Reg S 1.125 04/05/28 1,107,804
600,000 SAP SE , Reg S 1.625 03/10/31 635,177
600,000 Sartorius Finance BV , Reg S 4.875 09/14/35 714,209
1,200,000 Schneider Electric SE , Reg S 3.624 09/02/37 1,341,284
300,000 Schroders PLC , Reg S 6.346 07/18/34 403,714
900,000 Siemens Financieringsmaatschappij NV , Reg S 0.125 09/05/29 936,476
1,400,000 Siemens Financieringsmaatschappij NV , Reg S 1.375 09/06/30 1,501,497
360,000 Sienna Senior Living Inc 3.524 12/18/28 256,281
100,000 Sika Capital BV , Reg S 3.750 11/03/26 115,792
400,000 Silfin NV , Reg S 5.125 07/17/30 476,038
360,000 Smiths Group PLC , Reg S 3.625 11/13/33 399,741
300,000 Smurfit Kappa Treasury ULC , Reg S 0.500 09/22/29 312,163
200,000 Smurfit Kappa Treasury ULC 3.489 11/24/31 225,369
400,000 Societatea Nationala de Gaze Naturale ROMGAZ SA , Reg S 4.625 11/04/31 454,098
200,000 Sodexo SA , Reg S 1.750 06/26/28 244,843
600,000 Stellantis NV , Reg S 4.250 06/16/31 674,972
660,000 Stellantis NV , Reg S 3.750 03/19/36 669,779

Portfolio of Investments March 31, 2026
(continued)
NXUS

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
660,000 Stryker Corp 3.375% 12/11/28 $ 760,572
500,000 Sydney Airport Finance Co Pty Ltd , Reg S 4.375 05/03/33 589,399
100,000 Syensqo SA , Reg S 3.375 05/28/31 112,494
200,000 Syensqo SA , Reg S 4.000 05/28/35 223,384
400,000 Tabcorp Finance Pty Ltd , Reg S 5.991 05/28/31 266,565
200,000 Takeda Pharmaceutical Co Ltd 1.375 07/09/32 200,133
540,000 Takeda Pharmaceutical Co Ltd 2.000 07/09/40 466,547
1,500,000 Telefonica Emisiones SA , Reg S 3.724 01/23/34 1,675,481
300,000 Teleperformance SE , Reg S 0.250 11/26/27 326,378
800,000 Telstra Group Ltd 5.650 03/06/34 544,615
100,000 TELUS Corp 2.350 01/27/28 70,308
400,000 TELUS Corp 3.300 05/02/29 284,329
400,000 TELUS Corp 5.250 11/15/32 301,676
400,000 TELUS Corp 5.100 02/15/34 297,615
300,000 TELUS Corp 5.650 09/13/52 220,681
220,000 Tesco Corporate Treasury Services PLC , Reg S 2.750 04/27/30 263,397
400,000 Tesco Corporate Treasury Services PLC , Reg S 3.500 10/13/33 446,656
200,000 Tesco Corporate Treasury Services PLC , Reg S 5.500 02/27/35 254,743
500,000 Thales SA , Reg S 4.250 10/18/31 595,540
1,260,000 Thermo Fisher Scientific Finance I BV 3.628 12/01/35 1,422,969
300,000 Thermo Fisher Scientific Inc , Reg S 1.418 03/07/33 377,549
250,000 Thermo Fisher Scientific Inc 2.038 03/07/36 329,401
500,000 Time Warner Cable LLC 5.250 07/15/42 532,321
460,000 Timken Co/The 4.125 05/23/34 516,708
100,000 T-Mobile USA Inc 3.150 02/11/32 111,725
700,000 T-Mobile USA Inc 3.500 02/11/37 757,464
800,000 Toyota Credit Canada Inc 3.650 08/19/30 569,439
200,000 Toyota Motor Credit Corp , Reg S 0.750 11/19/26 257,435
300,000 Toyota Motor Credit Corp , Reg S 4.050 09/13/29 351,428
500,000 Toyota Motor Credit Corp , Reg S 3.625 07/15/31 576,829
300,000 Toyota Motor Finance Netherlands BV , Reg S 3.125 07/11/29 341,629
300,000 Transurban Finance Co Pty Ltd , Reg S 4.143 04/17/35 348,131
340,000 Transurban Finance Co Pty Ltd , Reg S 3.974 03/12/36 387,833
400,000 Traton Finance Luxembourg SA , Reg S 5.625 01/16/29 527,892
300,000 Unilever Capital Corp , Reg S 2.875 10/31/32 333,376
700,000 Unilever Capital Corp , Reg S 3.500 10/31/37 770,914
300,000 Unilever PLC , Reg S 1.875 09/15/29 362,254
750,000 Unilever PLC , Reg S 1.500 06/11/39 651,307
400,000 United Parcel Service Inc , Reg S 5.125 02/12/50 457,882
420,000 University College London , Reg S 1.625 06/04/61 194,890
320,000 University of Leeds , Reg S 3.125 12/19/50 258,739
500,000 University of Liverpool , Reg S 3.375 06/25/55 411,402
400,000 University of Manchester , Reg S 4.250 07/04/53 392,037
420,000 University of Southampton , Reg S 2.250 04/11/57 255,155
600,000 Verallia SA , Reg S 4.375 11/14/33 664,498
200,000 Verizon Communications Inc , Reg S 2.350 03/23/28 129,235
400,000 Verizon Communications Inc 2.500 05/16/30 272,839
200,000 Verizon Communications Inc , Reg S 0.555 03/24/31 244,112
200,000 Verizon Communications Inc 3.500 06/28/32 226,818
300,000 Verizon Communications Inc 3.250 10/29/32 334,753
660,000 Verizon Communications Inc 3.750 02/28/36 737,515
300,000 Verizon Communications Inc 3.375 10/27/36 314,219
600,000 Verizon Communications Inc 3.750 08/06/37 657,623
500,000 Verizon Communications Inc 1.875 11/03/38 412,200
300,000 Verizon Communications Inc 4.050 03/22/51 175,406
300,000 Verizon Communications Inc 3.996 06/15/56 334,262
400,000 Vinci SA , Reg S 2.750 09/15/34 435,999
100,000 Visa Inc 2.250 05/15/28 112,947
600,000 Visa Inc 3.125 05/15/33 672,551
600,000 Vodafone Group PLC , Reg S 5.125 12/02/52 637,111
300,000 Vodafone International Financing DAC , Reg S 3.375 08/01/33 334,160
560,000 Vodafone International Financing DAC , Reg S 3.750 12/02/34 632,023

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
300,000 Volkswagen Bank GmbH , Reg S 4.375% 05/03/28 $ 350,471
1,100,000 Volkswagen Bank GmbH , Reg S 3.500 06/19/31 1,242,573
500,000 Volkswagen Financial Services AG , Reg S 3.625 05/19/29 573,410
200,000 Volkswagen Financial Services NV , Reg S 2.125 01/18/28 249,562
400,000 (b) Volkswagen International Finance NV , Reg S 7.500 N/A 488,600
900,000 (b) Volkswagen International Finance NV , Reg S 7.875 N/A 1,148,146
500,000 Volkswagen Leasing GmbH , Reg S 3.875 10/11/28 580,913
305,000 Wabtec Transportation Netherlands BV 1.250 12/03/27 339,573
50,000 Walmart Inc , Reg S 5.625 03/27/34 68,017
600,000 Walmart Inc 5.250 09/28/35 787,614
600,000 Werfen SA/Spain , Reg S 3.625 02/12/32 677,960
300,000 Wesfarmers Ltd , Reg S 3.277 06/10/32 335,729
300,000 Wise Financing PLC , Reg S 5.100 11/25/30 387,327
200,000 Wolters Kluwer NV , Reg S 3.250 03/18/29 229,260
300,000 Wolters Kluwer NV , Reg S 3.375 03/20/32 335,305
560,000 Woolworths Group Ltd , Reg S 3.750 10/25/32 635,744
600,000 WPP Finance 2013 , Reg S 3.625 09/12/29 687,936
500,000 WSP Global Inc 4.586 01/22/36 350,217
TOTAL INDUSTRIAL 196,486,325
SOVEREIGN DEBT - 0.2%
54,000,000 European Bank for Reconstruction & Development 2.750 04/27/32 8,289,012
300,000 Merseylink Issuer PLC , Reg S 3.842 03/31/43 331,878
TOTAL SOVEREIGN DEBT 8,620,890
UTILITY - 2.2%
300,000 Affinity Water Finance PLC , Reg S 4.500 03/31/36 346,762
200,000 Air Products and Chemicals Inc 3.250 06/16/32 224,228
800,000 (b) Alliander NV , Reg S 4.125 N/A 881,543
300,000 AltaGas Ltd 3.025 11/10/27 213,524
2,660,000 Ameren Illinois Co , Reg S 5.550 07/01/54 3,090,167
1,100,000 Amprion GmbH , Reg S 4.000 09/30/40 1,200,368
300,000 Anglian Water Osprey Financing PLC , Reg S 6.750 08/27/31 399,029
500,000 Anglian Water Services Financing PLC , Reg S 6.250 09/12/44 602,024
300,000 Ausgrid Finance Pty Ltd , Reg S 5.946 12/10/35 200,306
800,000 AusNet Services Holdings Pty Ltd , Reg S 5.981 05/16/34 543,059
360,000 AXA Logistics Europe Master SCA , Reg S 3.375 05/13/31 404,303
300,000 Bazalgette Finance Plc , Reg S 2.375 11/29/27 376,464
300,000 BP Capital Markets BV , Reg S 4.323 05/12/35 353,697
240,000 BP Capital Markets BV , Reg S 0.933 12/04/40 172,599
400,000 BP Capital Markets PLC , Reg S 2.519 04/07/28 453,393
250,000 BP Capital Markets PLC , Reg S 4.751 08/28/29 167,583
300,000 BP Capital Markets PLC , Reg S 1.231 05/08/31 306,826
300,000 BP Capital Markets PLC , Reg S 2.822 04/07/32 329,605
300,000 BP Capital Markets PLC , Reg S 5.439 08/28/34 196,458
400,000 BP Capital Markets PLC , Reg S 5.773 05/25/38 521,708
100,000 (b) BP Capital Markets PLC , Reg S 4.250 N/A 130,004
300,000 Brookfield Renewable Partners ULC 5.204 01/15/56 206,820
1,000,000 Bruce Power LP 4.410 12/21/35 705,277
400,000 Cadent Finance PLC , Reg S 5.750 03/14/34 522,066
600,000 Canadian Natural Resources Ltd 3.750 02/08/31 426,993
500,000 Canadian Utilities Ltd 5.450 12/22/55 352,521
600,000 Capital Power Corp 4.231 01/14/33 423,459
600,000 Cenovus Energy Inc 4.600 11/20/35 428,923
300,000 China Three Gorges International Ltd , Reg S 2.875 12/01/30 339,363
800,000 Coastal Gaslink Pipeline LP 5.857 03/30/49 623,685
300,000 Contact Energy Ltd , Reg S 3.537 11/03/32 335,957
900,000 CU Inc 4.085 09/02/44 582,609
170,000 Derby Healthcare PLC 5.564 06/30/41 215,675
200,000 Dolomiti Energia SpA 3.500 10/09/30 230,324
550,000 DWR Cymru Financing UK PLC , Reg S 2.500 03/31/36 526,299
200,000 E.ON SE , Reg S 3.500 04/16/33 227,238
300,000 E.ON SE , Reg S 3.875 01/12/35 345,994
1,000,000 E.ON SE , Reg S 4.000 01/16/40 1,122,006

Portfolio of Investments March 31, 2026
(continued)
NXUS

PRINCIPAL DESCRIPTION RATE
UTILITY (continued)
800,000 E.ON SE , Reg S 4.125% 03/25/44 $ 896,650
300,000 Eastern Power Networks PLC , Reg S 5.375 10/02/39 367,693
400,000 EDP Finance BV , Reg S 1.875 09/21/29 437,731
400,000 EDP Servicios Financieros Espana SA , Reg S 3.125 12/03/31 448,122
300,000 Electricite de France SA , Reg S 4.125 06/17/31 353,455
500,000 Electricite de France SA , Reg S 4.000 05/07/37 562,705
400,000 Electricite de France SA , Reg S 5.500 10/17/41 466,853
500,000 Electricite de France SA , Reg S 4.625 01/25/43 563,210
500,000 Electricite de France SA , Reg S 4.750 06/17/44 568,990
500,000 Electricite de France SA , Reg S 5.125 09/22/50 518,719
300,000 Electricite de France SA , Reg S 6.000 01/23/14 326,487
500,000 Elia Transmission Belgium SA , Reg S 3.500 10/08/35 552,590
500,000 Enbridge Gas Inc 4.160 09/12/35 353,757
300,000 Enbridge Gas Inc 3.200 09/15/51 158,871
500,000 Enbridge Gas Inc 4.840 09/12/55 346,659
150,000 Enbridge Inc 4.900 05/26/28 110,335
800,000 Enbridge Inc 5.320 08/22/54 563,276
700,000 Enbridge Inc 5.150 12/17/55 496,282
100,000 ENEL Finance International NV , Reg S 2.625 02/24/28 114,090
600,000 ENEL Finance International NV , Reg S 3.000 02/24/31 673,239
750,000 ENEL Finance International NV , Reg S 3.875 01/23/35 852,906
900,000 ENEL Finance International NV , Reg S 3.500 02/24/36 986,276
100,000 Engie SA , Reg S 3.625 01/11/30 116,081
500,000 Engie SA , Reg S 3.875 12/06/33 577,059
500,000 Engie SA , Reg S 4.000 01/11/35 575,412
600,000 Engie SA , Reg S 4.500 09/06/42 685,850
300,000 Engie SA , Reg S 5.750 10/28/50 354,214
300,000 Engie SA , Reg S 5.000 10/01/60 310,543
200,000 (b) Engie SA , Reg S 4.500 N/A 220,790
600,000 (b) Engie SA , Reg S 5.125 N/A 703,017
1,600,000 Eni SpA , Reg S 3.625 01/29/29 1,863,852
300,000 ENW Finance PLC , Reg S 4.893 11/24/32 385,057
500,000 EP Infrastructure AS , Reg S 4.125 02/27/33 553,492
500,000 Equinor ASA 6.125 11/27/28 680,606
500,000 Eurogrid GmbH , Reg S 3.732 10/18/35 559,362
500,000 Eurogrid GmbH , Reg S 4.165 10/16/40 553,575
100,000 FCC Aqualia SA , Reg S 2.629 06/08/27 114,367
500,000 FLUVIUS System Operator CV , Reg S 3.500 03/12/35 556,043
1,000,000 Fortis Inc/Canada 5.100 12/04/55 710,243
57,000 Gwynt y Mor OFTO PLC , Reg S 2.778 02/17/34 65,945
150,000 Hydro One Inc 4.910 01/27/28 110,567
600,000 Hydro One Inc 4.250 01/04/35 432,204
800,000 Hydro One Inc 3.630 06/25/49 469,125
550,000 Hydro One Inc 4.850 11/30/54 385,920
700,000 Iberdrola Finanzas SA , Reg S 2.625 03/30/28 799,021
900,000 Iberdrola Finanzas SA , Reg S 3.375 11/22/32 1,021,521
700,000 Inter Pipeline Ltd/AB 6.590 02/09/34 563,160
500,000 Italgas Reti SpA , Reg S 0.579 01/29/31 502,279
500,000 Italgas Reti SpA , Reg S 4.375 06/06/33 592,209
300,000 Latvenergo AS , Reg S 3.612 11/13/30 337,145
200,000 Linde PLC , Reg S 3.750 11/20/38 221,680
300,000 National Gas Transmission PLC , Reg S 5.500 02/04/34 390,714
450,000 National Grid Electricity Transmission PLC , Reg S 2.000 09/16/38 377,395
300,000 National Grid Electricity Transmission PLC , Reg S 5.272 01/18/43 346,336
1,250,000 National Grid North America Inc , Reg S 3.917 06/03/35 1,417,236
600,000 Neste Oyj , Reg S 0.750 03/25/28 658,972
500,000 NextEra Energy Capital Holdings Inc 4.670 06/12/35 359,754
500,000 NextEra Energy Capital Holdings Inc 4.496 05/15/56 553,787
600,000 Nortegas Energia Grupo SL , Reg S 0.905 01/22/31 589,576
400,000 North West Redwater Partnership / NWR Financing Co Ltd , Reg S 2.800 06/01/31 273,022
500,000 North West Redwater Partnership / NWR Financing Co Ltd 4.850 06/01/34 372,846
500,000 North West Redwater Partnership / NWR Financing Co Ltd , Reg S 4.050 07/22/44 316,950

PRINCIPAL DESCRIPTION RATE
UTILITY (continued)
100,000 Northern Gas Networks Finance PLC , Reg S 4.875% 11/15/35 $ 120,194
300,000 Northern Gas Networks Finance PLC 5.625 03/23/40 362,162
400,000 Northern Powergrid Northeast PLC , Reg S 3.250 04/01/52 323,678
200,000 Northern Powergrid Yorkshire PLC , Reg S 5.625 11/14/33 266,813
543,000 NORTHRIVER MIDSTR PI/NRM 4.866 03/10/39 379,868
100,000 Northumbrian Water Finance PLC , Reg S 4.500 02/14/31 125,468
300,000 Northumbrian Water Finance PLC , Reg S 5.375 07/22/32 384,858
100,000 Northumbrian Water Finance PLC , Reg S 6.375 10/28/34 134,404
600,000 NSW Electricity Networks Finance Pty Ltd , Reg S 6.296 11/20/55 393,059
800,000 OMV AG , Reg S 2.375 04/09/32 874,502
300,000 Oncor Electric Delivery Co LLC , Reg S 3.625 06/15/34 337,165
37,000 Ontario Power Generation Inc 2.977 09/13/29 26,039
600,000 Orsted AS , Reg S 5.750 04/09/40 721,074
600,000 Pembina Pipeline Corp , Reg S 4.020 03/27/28 433,610
200,000 Quadgas Finance PLC , Reg S 3.375 09/17/29 244,247
500,000 Redeia Corp SA , Reg S 3.375 07/09/32 562,185
800,000 (b) Repsol International Finance BV , Reg S 4.247 N/A 926,124
700,000 RWE AG , Reg S 3.625 01/10/32 812,551
950,000 Scottish Hydro Electric Transmission PLC , Reg S 3.375 09/04/32 1,069,515
500,000 Scottish Hydro Electric Transmission PLC , Reg S 5.500 01/15/44 591,748
100,000 Severn Trent Utilities Finance PLC , Reg S 6.250 06/07/29 136,164
450,000 Severn Trent Utilities Finance PLC , Reg S 5.250 04/04/36 559,916
300,000 SGSP Australia Assets Pty Ltd , Reg S 3.375 10/08/32 335,405
1,200,000 Shell International Finance BV , Reg S 0.875 11/08/39 911,402
300,000 Slovenske Elektrarne AS , Reg S 3.875 11/20/32 336,447
1,000,000 Snam SpA , Reg S 0.750 06/17/30 1,033,241
300,000 Societatea Energetica Electrica SA , Reg S 4.375 07/14/30 342,790
220,000 South Eastern Power Networks PLC , Reg S 1.750 09/30/34 215,221
320,000 South West Water Finance PLC , Reg S 5.750 12/11/32 421,293
100,000 Southern Gas Networks PLC , Reg S 1.250 12/02/31 105,811
340,000 Southern Gas Networks PLC , Reg S 3.100 09/15/36 341,894
700,000 Suez SACA , Reg S 4.500 11/13/33 827,754
300,000 Suez SACA , Reg S 6.625 10/05/43 393,886
500,000 Suncor Energy Inc 3.550 11/14/30 353,875
600,000 SW Finance I PLC , Reg S 6.875 08/07/32 804,619
200,000 SW Finance I PLC , Reg S 3.000 05/28/37 185,082
256,000 TC Dudgeon Ofto PLC , Reg S 3.158 11/12/38 287,658
2,000,000 Telia Co AB , Reg S 4.790 03/06/34 198,239
500,000 Tennet Netherlands BV , Reg S 1.750 06/04/27 569,799
600,000 Terega SA , Reg S 4.000 09/17/34 676,783
300,000 TotalEnergies Capital International SA , Reg S 3.647 07/01/35 338,347
500,000 TotalEnergies Capital International SA , Reg S 4.060 07/01/40 560,680
1,000,000 TotalEnergies Capital International SA , Reg S 3.852 03/03/45 1,047,840
300,000 (b) TotalEnergies SE , Reg S 4.500 N/A 338,720
200,000 (b) TotalEnergies SE , Reg S 4.120 N/A 229,117
200,000 TransCanada PipeLines Ltd 3.800 04/05/27 143,854
200,000 TransCanada PipeLines Ltd , Reg S 5.277 07/15/30 150,987
200,000 TransCanada PipeLines Ltd 4.575 02/20/35 143,615
500,000 TransCanada PipeLines Ltd , Reg S 4.340 10/15/49 307,123
700,000 TransCanada PipeLines Ltd 5.127 11/19/55 479,790
600,000 Transport for London , Reg S 3.625 05/15/45 576,241
360,000 TriSummit Utilities Inc 3.710 02/14/31 254,457
650,000 United Utilities Water Finance PLC , Reg S 1.750 02/10/38 536,187
300,000 United Utilities Water Finance PLC , Reg S 1.875 06/03/42 214,739
100,000 Veolia Environnement SA , Reg S 1.625 09/17/30 105,635
300,000 Veolia Environnement SA 5.375 12/02/30 399,332
300,000 Veolia Environnement SA , Reg S 3.324 06/17/32 336,463
600,000 Veolia Environnement SA , Reg S 1.250 05/14/35 547,410
500,000 Veolia Environnement SA , Reg S 3.795 06/17/37 553,495
200,000 Wales & West Utilities Finance PLC 5.750 03/29/30 268,110
400,000 Wessex Water Services Finance PLC , Reg S 6.125 09/19/34 522,797
540,000 Wintershall Dea Finance BV , Reg S 4.357 10/03/32 617,197

Portfolio of Investments March 31, 2026
(continued)
NXUS

PRINCIPAL DESCRIPTION RATE
UTILITY (continued)
540,000 Yorkshire Water Finance PLC , Reg S 6.375% 11/18/34 $ 717,678
TOTAL UTILITY 77,641,039
TOTAL CORPORATE DEBT
(Cost $854,088,062) 829,383,085
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 71.7%
SOVEREIGN DEBT - 71.7%
$ 300,000 Action Logement Services , Reg S 3.750 11/25/35 339,077
200,000 Action Logement Services , Reg S 4.125 10/03/38 228,697
500,000 Action Logement Services , Reg S 3.625 05/25/43 518,478
500,000 Adif Alta Velocidad , Reg S 3.125 01/31/30 574,286
300,000 Adif Alta Velocidad , Reg S 3.625 04/30/35 342,508
600,000 Agence Francaise de Developpement EPIC , Reg S 2.750 09/30/30 673,946
600,000 Agence Francaise de Developpement EPIC , Reg S 3.375 05/25/33 677,342
700,000 Agence Francaise de Developpement EPIC , Reg S 3.000 01/17/34 765,680
700,000 Agence Francaise de Developpement EPIC , Reg S 3.625 01/20/35 792,646
900,000 Agence Francaise de Developpement EPIC , Reg S 3.875 04/03/40 995,766
300,000 Agence France Locale , Reg S 3.000 03/20/30 342,543
800,000 Agence France Locale , Reg S 3.125 03/20/34 884,129
10,000,000 Asian Development Bank 2.500 02/15/27 1,461,103
600,000 Auckland Council , Reg S 2.950 09/28/50 199,061
1,500,000 Australia Government Bond , Reg S 4.750 04/21/27 1,028,550
4,000,000 Australia Government Bond , Reg S 2.750 11/21/27 2,657,297
11,200,000 Australia Government Bond , Reg S 2.250 05/21/28 7,297,754
9,000,000 Australia Government Bond , Reg S 2.750 11/21/28 5,874,807
11,000,000 Australia Government Bond , Reg S 3.250 04/21/29 7,234,639
8,300,000 Australia Government Bond , Reg S 2.750 11/21/29 5,324,422
5,800,000 Australia Government Bond 2.500 05/21/30 3,651,402
9,300,000 Australia Government Bond , Reg S 1.000 12/21/30 5,384,951
6,720,000 Australia Government Bond , Reg S 1.500 06/21/31 3,926,225
6,045,000 Australia Government Bond , Reg S 1.000 11/21/31 3,382,761
3,669,000 Australia Government Bond 1.250 05/21/32 2,047,229
4,675,000 Australia Government Bond , Reg S 1.750 11/21/32 2,651,494
5,595,000 Australia Government Bond , Reg S 4.500 04/21/33 3,757,092
3,571,000 Australia Government Bond , Reg S 3.000 11/21/33 2,156,585
500,000 Australia Government Bond , Reg S 3.750 05/21/34 316,355
2,000,000 Australia Government Bond , Reg S 4.250 06/21/34 1,310,197
1,500,000 Australia Government Bond , Reg S 3.500 12/21/34 923,945
1,000,000 Australia Government Bond , Reg S 4.250 12/21/35 647,024
1,500,000 Australia Government Bond , Reg S 4.250 03/21/36 968,769
2,000,000 Australia Government Bond , Reg S 4.250 10/21/36 1,285,856
220,000 Australia Government Bond , Reg S 3.250 06/21/39 124,017
1,550,000 Australia Government Bond , Reg S 2.750 05/21/41 793,817
600,000 Australia Government Bond , Reg S 3.000 03/21/47 290,538
675,000 Australia Government Bond , Reg S 1.750 06/21/51 231,065
600,000 Australia Government Bond , Reg S 4.750 06/21/54 374,201
1,100,000 Australian Capital Territory , Reg S 2.250 05/22/29 693,826
400,000 Australian Capital Territory 5.000 10/23/35 258,823
150,000 Australian Capital Territory , Reg S 5.250 10/23/36 97,936
1,100,000 Autobahnen- und Schnell- strassen-Finanzierungs AG , Reg S 0.100 07/16/35 942,444
200,000 Autonomous Community of Madrid Spain , Reg S 3.596 04/30/33 234,565
700,000 Autonomous Community of Madrid Spain , Reg S 3.462 04/30/34 810,692
500,000 Autonomous Community of Madrid Spain , Reg S 3.137 04/30/35 560,502
200,000 Bank Gospodarstwa Krajowego , Reg S 3.875 03/13/35 229,418
660,000 Bank Gospodarstwa Krajowego , Reg S 4.250 03/18/37 766,595
300,000 Bank Gospodarstwa Krajowego , Reg S 4.375 03/13/39 342,861
400,000 Banque et Caisse d'Epargne de l'Etat , Reg S 3.250 11/20/31 453,338
200,000 Basque Government , Reg S 0.450 04/30/32 196,047
500,000 Basque Government , Reg S 3.250 04/30/35 567,145
200,000 BNG Bank NV , Reg S 4.500 01/31/28 263,463

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 200,000 BNG Bank NV , Reg S 3.300% 07/17/28 $ 131,659
150,000 BNG Bank NV , Reg S 3.300 04/26/29 97,378
500,000 BNG Bank NV 2.450 07/21/32 288,175
5,740,000 BNG Bank NV , Reg S 0.000 10/05/32 5,414,890
300,000 BNG Bank NV , Reg S 5.300 07/23/35 201,169
600,000,000 (a) Bonos de la Tesoreria de la Republica en pesos , Reg S 2.300 10/01/28 602,476
400,000,000 (a) Bonos de la Tesoreria de la Republica en pesos , Reg S 5.000 10/01/28 426,059
600,000,000 Bonos de la Tesoreria de la Republica en pesos 0.000 04/01/29 559,124
2,480,000,000 (a) Bonos de la Tesoreria de la Republica en pesos , Reg S 5.800 10/01/29 2,705,105
1,800,000,000 (a) Bonos de la Tesoreria de la Republica en pesos , Reg S 4.700 09/01/30 1,880,589
1,100,000,000 (a) Bonos de la Tesoreria de la Republica en pesos , Reg S 6.000 04/01/33 1,211,397
500,000,000 (a) Bonos de la Tesoreria de la Republica en pesos , Reg S 7.000 05/01/34 586,870
600,000,000 (a) Bonos de la Tesoreria de la Republica en pesos , Reg S 5.800 10/01/34 654,332
450,000,000 Bonos de la Tesoreria de la Republica en pesos 5.000 03/01/35 463,476
500,000,000 (a) Bonos de la Tesoreria de la Republica en pesos , Reg S 5.300 11/01/37 521,449
600,000,000 (a) Bonos de la Tesoreria de la Republica en pesos , Reg S 6.200 10/01/40 675,867
410,000,000 Bonos de la Tesoreria de la Republica en pesos 6.100 04/01/56 472,248
100,000 Bpifrance SACA , Reg S 2.750 02/25/29 114,091
200,000 Bpifrance SACA , Reg S 2.875 11/25/31 224,359
400,000 Bpifrance SACA , Reg S 3.000 05/25/32 448,815
600,000 Bpifrance SACA , Reg S 3.125 05/25/33 671,722
500,000 Bpifrance SACA , Reg S 3.125 07/01/33 558,680
900,000 Bpifrance SACA , Reg S 3.375 05/25/34 1,011,793
600,000 Bpifrance SACA , Reg S 3.250 05/25/35 661,345
550,000 British Columbia Investment Management Corp 3.400 06/02/30 395,789
650,000 British Columbia Investment Management Corp 4.000 06/02/35 467,275
70,000 Bulgaria Government International Bond , Reg S 0.375 09/23/30 70,978
200,000 Bulgaria Government International Bond , Reg S 3.625 09/05/32 230,425
300,000 Bulgaria Government International Bond , Reg S 4.500 01/27/33 363,177
300,000 Bulgaria Government International Bond , Reg S 3.500 05/07/34 339,094
300,000 Bulgaria Government International Bond , Reg S 3.375 07/18/35 330,693
300,000 Bulgaria Government International Bond , Reg S 4.875 05/13/36 368,711
300,000 Bulgaria Government International Bond , Reg S 4.125 05/07/38 337,420
700,000 Bulgaria Government International Bond , Reg S 4.250 09/05/44 775,236
300,000 Bulgaria Government International Bond , Reg S 4.125 07/18/45 322,668
3,050,000 Bundesobligation , Reg S 1.300 10/15/27 3,446,897
1,150,000 Bundesobligation , Reg S 1.300 10/15/27 1,299,610
3,500,000 Bundesobligation , Reg S 2.200 04/13/28 4,000,033
2,550,000 Bundesobligation , Reg S 2.400 10/19/28 2,922,055
4,100,000 Bundesobligation , Reg S 2.100 04/12/29 4,652,024
5,000,000 Bundesobligation , Reg S 2.100 04/12/29 5,672,739
4,600,000 Bundesobligation , Reg S 2.500 10/11/29 5,270,776
2,250,000 Bundesobligation , Reg S 2.400 04/18/30 2,563,756
2,900,000 Bundesobligation , Reg S 2.200 10/10/30 3,269,425
3,500,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 0.500 02/15/28 3,880,116
2,000,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 4.750 07/04/28 2,411,511
1,550,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 0.250 08/15/28 1,690,891
2,000,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 0.000 11/15/28 2,154,850
1,500,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 0.250 02/15/29 1,616,962
1,500,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 0.000 08/15/29 1,583,394
1,750,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 2.100 11/15/29 1,976,861
1,200,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 6.250 01/04/30 1,557,555
1,000,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 0.000 02/15/30 1,040,605
800,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 0.000 08/15/30 820,957
500,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 0.000 08/15/30 513,659
3,050,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 2.400 11/15/30 3,466,078
1,800,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 5.500 01/04/31 2,328,863
500,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 0.000 02/15/31 506,042
750,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 0.000 08/15/31 747,977
1,000,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 0.000 08/15/31 996,949
800,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 0.000 02/15/32 785,429
800,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 1.700 08/15/32 864,068

Portfolio of Investments March 31, 2026
(continued)
NXUS

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 2,690,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 2.500% 11/15/32 $ 3,037,414
950,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 2.300 02/15/33 1,057,752
750,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 2.300 02/15/33 835,266
1,080,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 2.200 02/15/34 1,182,866
1,000,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 4.750 07/04/34 1,306,365
765,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 2.600 08/15/34 859,576
500,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 2.500 02/15/35 555,923
410,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 0.000 05/15/35 361,066
630,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 0.000 05/15/36 534,545
480,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 4.000 01/04/37 600,014
520,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 1.000 05/15/38 468,306
750,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 4.250 07/04/39 959,335
500,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 4.750 07/04/40 671,540
500,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 2.600 05/15/41 526,714
1,000,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 2.500 07/04/44 1,012,496
500,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 2.500 08/15/46 499,067
65,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 0.000 08/15/50 32,860
55,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 0.000 08/15/52 26,019
180,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 1.800 08/15/53 147,449
170,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 1.800 08/15/53 139,494
175,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 2.500 08/15/54 167,094
305,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 2.900 08/15/56 314,372
200,000 Caisse d'Amortissement de la Dette Sociale , Reg S 0.000 11/25/26 226,657
400,000 Caisse d'Amortissement de la Dette Sociale , Reg S 3.000 05/25/28 461,736
300,000 Caisse d'Amortissement de la Dette Sociale , Reg S 2.375 09/24/28 340,923
300,000 Caisse d'Amortissement de la Dette Sociale , Reg S 2.750 02/25/29 343,391
500,000 Caisse d'Amortissement de la Dette Sociale , Reg S 0.600 11/25/29 528,125
700,000 Caisse d'Amortissement de la Dette Sociale , Reg S 3.125 03/01/30 807,364
400,000 Caisse d'Amortissement de la Dette Sociale , Reg S 2.875 05/25/30 456,832
400,000 Caisse d'Amortissement de la Dette Sociale , Reg S 3.000 11/25/31 453,886
1,000,000 Caisse d'Amortissement de la Dette Sociale , Reg S 0.450 01/19/32 981,614
1,000,000 Caisse d'Amortissement de la Dette Sociale , Reg S 1.500 05/25/32 1,034,235
1,900,000 Caisse d'Amortissement de la Dette Sociale , Reg S 2.750 11/25/32 2,102,612
400,000 Caisse des Depots et Consignations , Reg S 4.000 01/17/29 517,961
300,000 Caisse des Depots et Consignations , Reg S 3.125 05/25/33 336,973
400,000 Caisse des Depots et Consignations , Reg S 3.125 05/25/35 439,148
200,000 Caisse Francaise de Financement Local SA , Reg S 2.750 10/03/31 224,326
200,000 Caisse Francaise de Financement Local SA , Reg S 2.875 09/08/32 224,242
500,000 Caisse Francaise de Financement Local SA , Reg S 3.000 05/24/33 561,772
300,000 Caisse Francaise de Financement Local SA , Reg S 3.125 07/20/33 339,274
600,000 Caisse Francaise de Financement Local SA , Reg S 3.125 11/24/33 677,065
1,100,000 Caisse Francaise de Financement Local SA , Reg S 3.250 04/17/35 1,239,346
600,000 Caisse Francaise de Financement Local SA , Reg S 0.125 02/15/36 495,480
500,000 (a) Canada Housing Trust No 1 2.350 06/15/27 356,691
800,000 (a) Canada Housing Trust No 1 3.600 12/15/27 580,669
70,000 (a) Canada Housing Trust No 1 2.650 12/15/28 49,756
1,060,000 (a) Canada Housing Trust No 1 4.250 12/15/28 784,881
1,045,000 (a) Canada Housing Trust No 1 3.700 06/15/29 764,384
1,600,000 (a) Canada Housing Trust No 1 2.900 12/15/29 1,139,084
750,000 (a) Canada Housing Trust No 1 1.750 06/15/30 508,047
1,000,000 (a) Canada Housing Trust No 1 2.850 06/15/30 708,337
1,000,000 Canada Housing Trust No 1 2.850 12/15/30 706,087
1,000,000 (a) Canada Housing Trust No 1 1.900 03/15/31 673,598
445,000 (a) Canada Housing Trust No 1 2.450 12/15/31 304,805
1,395,000 (a) Canada Housing Trust No 1 3.550 09/15/32 1,008,532
1,122,000 (a) Canada Housing Trust No 1 3.650 06/15/33 812,772
2,900,000 (a) Canada Housing Trust No 1 4.250 03/15/34 2,177,779
3,200,000 (a) Canada Housing Trust No 1 3.500 12/15/34 2,273,925
1,000,000 Canada Housing Trust No 1 3.450 03/15/35 706,152
3,200,000 Canada Housing Trust No 1 3.600 09/15/35 2,278,465
2,500,000 Canada Housing Trust No 1 3.500 03/15/36 1,757,533
1,300,000 Canadian Government Bond 1.250 03/01/27 920,391

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 500,000 Canadian Government Bond 2.750% 05/01/27 $ 358,608
2,000,000 Canadian Government Bond 1.000 06/01/27 1,405,568
1,870,000 Canadian Government Bond 2.500 08/01/27 1,335,913
3,000,000 Canadian Government Bond 2.750 09/01/27 2,149,733
4,000,000 Canadian Government Bond 2.500 11/01/27 2,853,384
6,600,000 Canadian Government Bond 2.250 02/01/28 4,681,268
6,000,000 Canadian Government Bond 3.500 03/01/28 4,352,563
3,000,000 Canadian Government Bond 2.000 06/01/28 2,111,834
11,300,000 Canadian Government Bond 3.250 09/01/28 8,166,964
11,500,000 Canadian Government Bond 4.000 03/01/29 8,484,232
1,000,000 Canadian Government Bond 2.250 06/01/29 701,465
7,600,000 Canadian Government Bond 3.500 09/01/29 5,536,174
10,000,000 Canadian Government Bond 2.750 03/01/30 7,093,261
3,000,000 Canadian Government Bond 1.250 06/01/30 2,000,760
1,580,000 Canadian Government Bond 2.750 09/01/30 1,117,837
1,500,000 Canadian Government Bond 0.500 12/01/30 955,645
5,500,000 Canadian Government Bond 2.750 03/01/31 3,880,563
5,000,000 Canadian Government Bond 1.500 06/01/31 3,308,552
1,600,000 Canadian Government Bond 1.500 12/01/31 1,048,395
2,750,000 Canadian Government Bond 2.500 12/01/32 1,882,998
2,000,000 Canadian Government Bond 2.750 06/01/33 1,384,501
3,500,000 Canadian Government Bond 3.250 12/01/33 2,495,758
3,300,000 Canadian Government Bond 3.000 06/01/34 2,305,022
1,740,000 Canadian Government Bond 3.250 12/01/34 1,233,778
2,750,000 Canadian Government Bond 3.250 06/01/35 1,943,415
6,350,000 Canadian Government Bond 3.250 12/01/35 4,470,367
3,400,000 Canadian Government Bond 3.500 12/01/45 2,342,761
1,500,000 Canadian Government Bond 2.000 12/01/51 747,404
2,500,000 Canadian Government Bond 1.750 12/01/53 1,144,692
2,230,000 Canadian Government Bond 2.750 12/01/55 1,279,180
1,750,000 Canadian Government Bond 3.500 12/01/57 1,166,520
400,000 Canton of Zurich , Reg S 2.000 07/29/38 566,654
500,000 Cassa Depositi e Prestiti SpA , Reg S 3.375 02/11/32 568,052
500,000 Cassa Depositi e Prestiti SpA , Reg S 3.500 10/27/35 549,232
600,000 CDP Financial Inc , Reg S 4.100 06/13/30 394,436
500,000 CDP Financial Inc , Reg S 3.650 06/02/34 354,171
1,000,000 CDP Financial Inc , Reg S 3.650 06/02/35 699,796
500,000 Chile Government International Bond 3.875 07/09/31 577,518
700,000 Chile Government International Bond 3.750 01/14/32 800,754
500,000 Chile Government International Bond 3.375 04/14/32 559,586
500,000 Chile Government International Bond 4.125 07/05/34 579,768
250,000 Chile Government International Bond 3.800 07/01/35 280,248
200,000 China Government International Bond , Reg S 0.125 11/17/28 216,762
800,000 China Government International Bond , Reg S 0.250 11/25/30 818,785
500,000 China Government International Bond , Reg S 0.500 11/12/31 504,936
200,000 China Government International Bond , Reg S 0.625 11/25/35 184,244
800,000 City of Montreal Canada 3.500 12/01/38 519,807
500,000 City of Montreal Canada 4.400 12/01/43 340,615
300,000 City of Toronto Canada 3.500 06/02/36 204,352
1,000,000 City of Toronto Canada 4.500 03/11/55 674,472
500,000 CPPIB Capital Inc , Reg S 3.600 06/02/29 363,570
250,000 CPPIB Capital Inc , Reg S 3.125 06/11/29 289,813
250,000 CPPIB Capital Inc , Reg S 1.125 12/14/29 291,745
500,000 CPPIB Capital Inc , Reg S 3.350 12/02/30 359,285
500,000 CPPIB Capital Inc 4.750 01/15/31 336,484
500,000 CPPIB Capital Inc , Reg S 2.875 01/30/32 567,678
500,000 CPPIB Capital Inc , Reg S 4.300 06/02/34 371,778
1,000,000 CPPIB Capital Inc , Reg S 4.000 06/02/35 723,242
500,000 CPPIB Capital Inc , Reg S 3.250 08/27/35 566,746
550,000 CPPIB Capital Inc , Reg S 1.625 10/22/71 247,690
150,000 Croatia Government International Bond , Reg S 3.000 03/20/27 173,136
1,900,000 Croatia Government International Bond , Reg S 2.700 06/15/28 2,178,970

Portfolio of Investments March 31, 2026
(continued)
NXUS

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 1,300,000 Croatia Government International Bond , Reg S 1.125% 06/19/29 $ 1,413,311
1,500,000 Croatia Government International Bond , Reg S 2.750 01/27/30 1,710,995
2,450,000 Croatia Government International Bond , Reg S 1.500 06/17/31 2,596,190
2,110,000 Croatia Government International Bond , Reg S 2.875 04/22/32 2,379,938
1,300,000 Croatia Government International Bond , Reg S 1.125 03/04/33 1,294,725
210,000 Croatia Government International Bond , Reg S 3.375 03/12/34 240,633
300,000 Croatia Government International Bond , Reg S 4.000 06/14/35 356,990
2,250,000 Croatia Government International Bond , Reg S 3.250 02/11/37 2,471,931
1,500,000 Croatia Government International Bond , Reg S 1.750 03/04/41 1,294,860
100,000 Cyprus Government International Bond , Reg S 1.500 04/16/27 113,556
1,400,000 Cyprus Government International Bond , Reg S 2.375 09/25/28 1,586,685
1,000,000 Cyprus Government International Bond , Reg S 0.625 01/21/30 1,055,105
2,600,000 Cyprus Government International Bond , Reg S 0.950 01/20/32 2,647,995
2,710,000 Cyprus Government International Bond , Reg S 4.125 04/13/33 3,265,395
1,200,000 Cyprus Government International Bond , Reg S 2.750 02/26/34 1,319,668
850,000 Cyprus Government International Bond , Reg S 1.250 01/21/40 689,597
400,000 Cyprus Government International Bond , Reg S 2.750 05/03/49 369,079
600,000 Cyprus Government International Bond , Reg S 2.250 04/16/50 492,560
600,000 Czech Gas Networks Investments Sarl , Reg S 0.875 03/31/31 602,828
2,880,000 Czech Republic Government Bond 0.250 02/10/27 130,870
33,000,000 Czech Republic Government Bond , Reg S 2.500 08/25/28 1,486,987
19,600,000 Czech Republic Government Bond 5.500 12/12/28 947,159
13,000,000 Czech Republic Government Bond 5.750 03/29/29 634,056
26,400,000 Czech Republic Government Bond 2.750 07/23/29 1,178,860
16,000,000 Czech Republic Government Bond 0.050 11/29/29 642,835
21,500,000 Czech Republic Government Bond , Reg S 0.950 05/15/30 879,502
18,000,000 Czech Republic Government Bond 5.000 09/30/30 863,111
10,000,000 Czech Republic Government Bond 1.200 03/13/31 401,850
10,000,000 Czech Republic Government Bond 1.750 06/23/32 397,136
34,000,000 Czech Republic Government Bond 4.500 11/11/32 1,577,313
8,000,000 Czech Republic Government Bond 3.000 03/03/33 337,313
20,000,000 Czech Republic Government Bond 2.000 10/13/33 775,091
18,000,000 Czech Republic Government Bond 4.900 04/14/34 849,197
12,000,000 Czech Republic Government Bond 3.500 05/30/35 508,511
10,500,000 Czech Republic Government Bond 3.600 06/03/36 441,602
5,000,000 Czech Republic Government Bond , Reg S 4.200 12/04/36 220,607
7,000,000 Czech Republic Government Bond 1.950 07/30/37 243,645
9,000,000 Czech Republic Government Bond 1.500 04/24/40 271,598
7,430,000 Czech Republic Government Bond 4.000 04/04/44 298,936
8,600,000 Czech Republic Government Bond , Reg S 4.850 11/26/57 363,147
1,349,000 Denmark Government Bond 2.250 11/15/26 208,219
16,500,000 Denmark Government Bond 0.500 11/15/27 2,472,771
27,700,000 Denmark Government Bond 0.500 11/15/29 3,986,077
8,122,000 Denmark Government Bond 0.000 11/15/31 1,085,085
26,335,000 Denmark Government Bond 0.000 11/15/31 3,516,175
7,445,000 Denmark Government Bond 2.250 11/15/33 1,109,310
4,719,000 Denmark Government Bond 2.250 11/15/33 703,160
3,500,000 Denmark Government Bond , Reg S 2.250 11/15/35 511,398
6,600,000 Denmark Government Bond 2.250 11/15/35 963,402
11,600,000 Denmark Government Bond 4.500 11/15/39 2,074,494
8,614,000 Denmark Government Bond 0.250 11/15/52 635,803
500,000 Development Bank of Japan Inc , Reg S 2.500 09/04/29 565,060
7,200,000 Estonia Government International Bond , Reg S 0.125 06/10/30 7,297,062
7,450,000 Estonia Government International Bond , Reg S 4.000 10/12/32 8,914,155
6,200,000 Estonia Government International Bond , Reg S 3.250 01/17/34 7,015,993
150,000 Export Development Canada 4.500 08/08/29 101,027
1,000,000 Export Development Canada 3.875 08/08/30 560,893
500,000 Export Development Canada 4.000 09/04/30 327,056
350,000 Export-Import Bank of Korea 3.625 09/18/27 407,603
200,000 Export-Import Bank of Korea , Reg S 4.125 10/22/28 260,120
300,000 Export-Import Bank of Korea , Reg S 2.625 11/10/30 337,622
650,000 (a) Finland Government Bond , Reg S 0.500 09/15/27 725,848

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 1,000,000 (a) Finland Government Bond , Reg S 2.750% 07/04/28 $ 1,153,782
4,700,000 (a) Finland Government Bond , Reg S 0.500 09/15/28 5,129,439
5,640,000 (a) Finland Government Bond , Reg S 2.875 04/15/29 6,513,196
2,100,000 (a) Finland Government Bond , Reg S 0.500 09/15/29 2,233,780
2,740,000 (a) Finland Government Bond , Reg S 2.500 04/15/30 3,111,920
1,050,000 (a) Finland Government Bond , Reg S 0.000 09/15/30 1,064,094
2,500,000 (a) Finland Government Bond , Reg S 0.750 04/15/31 2,584,445
5,250,000 (a) Finland Government Bond , Reg S 0.125 09/15/31 5,179,528
3,680,000 (a) Finland Government Bond , Reg S 2.625 04/15/32 4,144,548
1,900,000 (a) Finland Government Bond , Reg S 1.500 09/15/32 1,985,963
1,340,000 (a) Finland Government Bond , Reg S 3.000 09/15/33 1,528,919
1,050,000 (a) Finland Government Bond , Reg S 1.125 04/15/34 1,031,998
1,850,000 (a) Finland Government Bond , Reg S 3.000 09/15/34 2,093,041
2,350,000 (a) Finland Government Bond , Reg S 3.000 09/15/35 2,635,417
1,300,000 (a) Finland Government Bond , Reg S 0.125 04/15/36 1,086,164
1,440,000 (a) Finland Government Bond , Reg S 2.750 04/15/38 1,537,560
200,000 (a) Finland Government Bond , Reg S 0.250 09/15/40 143,219
200,000 (a) Finland Government Bond , Reg S 2.625 07/04/42 200,970
300,000 (a) Finland Government Bond , Reg S 0.500 04/15/43 205,179
740,000 (a) Finland Government Bond , Reg S 3.200 04/15/45 787,964
1,500,000 (a) Finland Government Bond , Reg S 1.375 04/15/47 1,120,429
400,000 (a) Finland Government Bond , Reg S 0.125 04/15/52 181,769
200,000 (a) Finland Government Bond , Reg S 2.950 04/15/55 193,519
750,000 Finnvera Oyj , Reg S 2.875 08/30/29 862,117
40,000 Free and Hanseatic City of Hamburg 0.000 11/05/35 33,679
100,000 Free and Hanseatic City of Hamburg , Reg S 0.300 09/16/50 51,533
500,000 Free State of Bavaria 2.375 01/17/33 551,319
300,000 Free State of Bavaria , Reg S 0.000 01/18/35 261,083
800,000 Free State of Saxony , Reg S 2.875 05/15/34 898,871
390,000 (a) French Republic Government Bond OAT , Reg S 0.000 02/25/27 438,932
340,000 (a) French Republic Government Bond OAT , Reg S 1.000 05/25/27 384,261
1,380,000 (a) French Republic Government Bond OAT , Reg S 2.500 09/24/27 1,583,158
3,940,000 (a) French Republic Government Bond OAT , Reg S 2.750 10/25/27 4,535,971
4,910,000 (a) French Republic Government Bond OAT , Reg S 0.750 02/25/28 5,442,921
4,050,000 (a) French Republic Government Bond OAT , Reg S 0.750 05/25/28 4,465,453
7,720,000 (a) French Republic Government Bond OAT , Reg S 2.400 09/24/28 8,791,852
3,000,000 (a) French Republic Government Bond OAT , Reg S 0.750 11/25/28 3,269,450
7,020,000 (a) French Republic Government Bond OAT , Reg S 2.750 02/25/29 8,049,665
3,050,000 (a) French Republic Government Bond OAT , Reg S 5.500 04/25/29 3,775,351
3,800,000 (a) French Republic Government Bond OAT , Reg S 0.500 05/25/29 4,060,584
2,250,000 (a) French Republic Government Bond OAT , Reg S 0.000 11/25/29 2,327,556
3,540,000 (a) French Republic Government Bond OAT , Reg S 2.750 02/25/30 4,036,799
2,900,000 (a) French Republic Government Bond OAT , Reg S 2.500 05/25/30 3,271,096
2,120,000 (a) French Republic Government Bond OAT , Reg S 0.000 11/25/30 2,118,620
4,640,000 (a) French Republic Government Bond OAT , Reg S 2.700 02/25/31 5,238,779
3,175,000 (a) French Republic Government Bond OAT , Reg S 1.500 05/25/31 3,372,886
1,245,000 (a) French Republic Government Bond OAT , Reg S 0.000 11/25/31 1,198,386
1,240,000 (a) French Republic Government Bond OAT , Reg S 0.000 05/25/32 1,169,615
6,580,000 (a) French
Republic
Government Bond OAT , Reg S 5.750 10/25/32 8,644,978
2,295,000 (a) French Republic Government Bond OAT , Reg S 2.000 11/25/32 2,431,050
4,015,000 (a) French Republic Government Bond OAT , Reg S 3.000 05/25/33 4,499,215
5,390,000 (a) French Republic Government Bond OAT , Reg S 3.500 11/25/33 6,209,312
1,800,000 (a) French Republic Government Bond OAT , Reg S 1.250 05/25/34 1,738,606
1,390,000 (a) French Republic Government Bond OAT , Reg S 3.000 11/25/34 1,529,320
1,680,000 (a) French Republic Government Bond OAT , Reg S 4.750 04/25/35 2,098,306
2,730,000 (a) French Republic Government Bond OAT , Reg S 3.200 05/25/35 3,032,055
8,455,000 (a) French Republic Government Bond OAT , Reg S 3.500 11/25/35 9,562,655
1,245,000 French Republic Government Bond OAT 1.250 05/05/36 1,131,204
2,235,000 (a) French Republic Government Bond OAT , Reg S 1.250 05/25/38 1,908,209
2,250,000 (a) French Republic Government Bond OAT , Reg S 4.000 10/25/38 2,603,177
100,000 (a) French Republic Government Bond OAT , Reg S 1.750 06/25/39 88,994
725,000 (a) French Republic Government Bond OAT , Reg S 0.500 05/25/40 516,373

Portfolio of Investments March 31, 2026
(continued)
NXUS

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 3,800,000 (a) French Republic Government Bond OAT , Reg S 4.500% 04/25/41 $ 4,576,248
5,840,000 (a) French Republic Government Bond OAT , Reg S 3.600 05/25/42 6,276,153
2,200,000 (a) French Republic Government Bond OAT , Reg S 2.500 05/25/43 2,010,570
500,000 (a) French Republic Government Bond OAT , Reg S 0.500 06/25/44 306,539
2,950,000 (a) French Republic Government Bond OAT , Reg S 3.250 05/25/45 2,961,217
2,300,000 (a) French Republic Government Bond OAT , Reg S 2.000 05/25/48 1,780,357
2,510,000 (a) French Republic Government Bond OAT , Reg S 3.000 06/25/49 2,338,563
7,440,000 (a) French Republic Government Bond OAT , Reg S 1.500 05/25/50 4,962,649
1,300,000 (a) French Republic Government Bond OAT , Reg S 0.750 05/25/52 660,403
2,950,000 (a) French Republic Government Bond OAT , Reg S 0.750 05/25/53 1,452,125
1,320,000 (a) French Republic Government Bond OAT , Reg S 3.000 05/25/54 1,171,632
500,000 (a) French Republic Government Bond OAT , Reg S 4.000 04/25/55 535,347
3,610,000 (a) French Republic Government Bond OAT , Reg S 3.250 05/25/55 3,345,683
4,420,000 (a) French Republic Government Bond OAT , Reg S 3.750 05/25/56 4,482,641
2,900,000 (a) French Republic Government Bond OAT , Reg S 4.000 04/25/60 3,068,921
1,500,000 (a) French Republic Government Bond OAT , Reg S 1.750 05/25/66 885,047
450,000 (a) French Republic Government Bond OAT , Reg S 0.500 05/25/72 139,874
1,200,000 Gemeinsame Deutsche Bundeslaender HB HH MV RP SH , Reg S 3.000 09/11/35 1,347,037
100,000 Gemeinsame Deutsche Bundeslaender HB HH MV RP SL SH , Reg
S
2.625 02/27/30 113,655
300,000 Gemeinsame Deutsche Bundeslaender HB HH MV RP SL SH , Reg
S
2.500 10/24/31 335,537
100,000 Gemeinsame Deutsche Bundeslaender HB HH RP SL SH , Reg S 0.100 10/07/26 113,795
500,000 Gestion Securite de Stocks Securite SA , Reg S 3.375 06/29/30 579,542
637,000 Government of Newfoundland and Labrador 2.850 06/02/29 452,589
1,000,000 Government of Newfoundland and Labrador 3.300 10/17/46 572,104
1,200,000 Government of Newfoundland and Labrador 2.650 10/17/50 587,106
300,000 (a) Hellenic Republic Government Bond , Reg S 2.000 04/22/27 344,279
2,740,000 Hellenic Republic Government Bond , Reg S 3.750 01/30/28 3,212,768
3,320,000 (a) Hellenic Republic Government Bond , Reg S 3.875 06/15/28 3,910,477
4,600,000 (a) Hellenic Republic Government Bond , Reg S 3.875 03/12/29 5,435,236
2,000,000 (a) Hellenic Republic Government Bond , Reg S 1.500 06/18/30 2,162,028
3,200,000 (a) Hellenic Republic Government Bond , Reg S 0.750 06/18/31 3,257,887
3,000,000 (a) Hellenic Republic Government Bond , Reg S 1.750 06/18/32 3,150,868
3,000,000 Hellenic Republic Government Bond , Reg S 3.900 01/30/33 3,550,480
3,840,000 (a) Hellenic Republic Government Bond , Reg S 4.250 06/15/33 4,638,551
1,140,000 (a) Hellenic Republic Government Bond , Reg S 3.375 06/15/34 1,289,695
1,800,000 (a) Hellenic Republic Government Bond , Reg S 1.875 02/04/35 1,788,904
900,000 (a) Hellenic Republic Government Bond , Reg S 3.625 06/15/35 1,026,243
700,000 Hellenic Republic Government Bond , Reg S 4.000 01/30/37 813,253
1,600,000 (a) Hellenic Republic Government Bond , Reg S 4.375 07/18/38 1,902,708
1,200,000 Hellenic Republic Government Bond , Reg S 4.200 01/30/42 1,384,915
775,000 (a) Hellenic Republic Government Bond , Reg S 1.875 01/24/52 549,059
1,400,000 (a) Hellenic Republic Government Bond , Reg S 4.125 06/15/54 1,525,426
100,000 Hong Kong Government International Bond , Reg S 2.500 11/11/29 113,766
800,000 Hong Kong Government International Bond , Reg S 3.125 06/10/33 932,599
120,000 Housing New Zealand Ltd , Reg S 2.247 10/05/26 68,271
400,000 Housing New Zealand Ltd , Reg S 3.420 10/18/28 224,871
200,000 Housing New Zealand Ltd , Reg S 2.183 04/24/30 104,857
12,270,000 Hungary Government Bond 9.500 10/21/26 37,096
100,000,000 Hungary Government Bond 3.000 10/27/27 281,054
700,000,000 Hungary Government Bond 4.500 03/23/28 1,989,109
230,000,000 Hungary Government Bond 6.750 10/22/28 679,700
300,000,000 Hungary Government Bond 2.000 05/23/29 768,947
500,000,000 Hungary Government Bond 6.000 11/28/29 1,433,068
460,000,000 Hungary Government Bond 3.000 08/21/30 1,161,891
300,000,000 Hungary Government Bond 6.750 07/23/31 878,277
270,000,000 Hungary Government Bond 3.250 10/22/31 664,634
370,000,000 Hungary Government Bond 4.500 05/27/32 960,428
120,000,000 Hungary Government Bond 4.750 11/24/32 311,930
100,000,000 Hungary Government Bond 2.250 04/20/33 218,950
100,000,000 Hungary Government Bond 2.250 06/22/34 209,002

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 230,000,000 Hungary Government Bond 7.000% 10/24/35 $ 677,481
100,000,000 Hungary Government Bond 3.000 10/27/38 197,676
100,780,000 Hungary Government Bond 3.000 04/25/41 187,859
200,000,000 Hungary Government Bond 4.000 04/28/51 379,170
300,000 Hungary Government International Bond , Reg S 4.000 07/25/29 350,299
160,000 Hungary Government International Bond , Reg S 0.500 11/18/30 160,370
300,000 Hungary Government International Bond , Reg S 4.250 05/26/33 340,199
500,000 Hungary Government International Bond , Reg S 5.375 09/12/33 604,158
400,000 Hungary Government International Bond , Reg S 4.500 06/16/34 456,709
500,000 Hungary Government International Bond , Reg S 4.875 03/22/40 565,566
600,000 Hydro-Quebec 3.400 09/01/29 433,425
300,000 Hydro-Quebec 3.550 09/01/32 214,608
500,000 Hydro-Quebec 6.500 02/15/35 425,839
500,000 Hydro-Quebec 5.000 02/15/45 369,643
1,000,000 Hydro-Quebec 4.000 02/15/55 628,476
400,000 Hydro-Quebec 2.100 02/15/60 159,424
1,200,000 Hydro-Quebec 4.000 02/15/63 747,963
1,200,000 Hydro-Quebec 4.000 02/15/65 745,530
400,000 Ile-de-France Mobilites , Reg S 3.800 05/25/45 427,680
500,000 Ile-de-France Mobilites , Reg S 3.450 06/25/49 493,153
400,000 Indonesia Government International Bond 1.400 10/30/31 401,134
300,000 Indonesia Government International Bond 3.650 09/10/32 335,787
300,000 Indonesia Government International Bond 3.875 01/15/33 336,874
500,000 Indonesia Government International Bond 3.750 10/16/33 549,414
500,000 Indonesia Government International Bond 4.125 01/15/37 540,418
2,500,000,000 Indonesia Treasury Bond 7.000 05/15/27 148,578
30,000,000,000 Indonesia Treasury Bond 6.375 08/15/28 1,768,313
55,000,000,000 Indonesia Treasury Bond 9.000 03/15/29 3,458,426
85,000,000,000 Indonesia Treasury Bond 6.875 04/15/29 5,041,921
120,000,000,000 Indonesia Treasury Bond 6.500 07/15/30 7,001,089
7,000,000,000 Indonesia Treasury Bond 10.500 08/15/30 473,638
26,000,000,000 Indonesia Treasury Bond 7.000 09/15/30 1,543,414
103,000,000,000 Indonesia Treasury Bond 5.875 03/15/31 5,880,294
10,000,000,000 Indonesia Treasury Bond 6.375 04/15/32 575,748
10,000,000,000 Indonesia Treasury Bond 7.500 08/15/32 608,450
35,000,000,000 Indonesia Treasury Bond 6.625 02/15/34 2,023,513
46,000,000,000 Indonesia Treasury Bond 6.750 07/15/35 2,678,337
28,000,000,000 Indonesia Treasury Bond 6.500 04/15/36 1,603,502
10,000,000,000 Indonesia Treasury Bond 7.500 04/15/40 610,802
54,000,000,000 Indonesia Treasury Bond 7.125 08/15/40 3,222,301
4,000,000,000 Indonesia Treasury Bond 7.125 06/15/42 238,655
9,000,000,000 Indonesia Treasury Bond 7.125 06/15/43 536,508
43,100,000,000 Indonesia Treasury Bond 7.125 08/15/45 2,596,500
3,500,000,000 Indonesia Treasury Bond 7.375 05/15/48 214,661
8,800,000,000 Indonesia Treasury Bond 6.875 08/15/51 514,409
56,200,000,000 Indonesia Treasury Bond 6.875 07/15/54 3,282,911
500,000 Industrial Bank of Korea , Reg S 4.826 02/27/30 335,772
500,000 Instituto de Credito Oficial , Reg S 3.800 05/31/29 591,962
200,000 Instituto de Credito Oficial , Reg S 3.050 04/30/31 230,801
100,000 Inter-American Development Bank 4.750 10/05/29 132,884
500,000 Investitionsbank Schleswig-Holstein , Reg S 2.750 02/19/35 549,553
3,020,000 Ireland Government Bond , Reg S 0.900 05/15/28 3,356,170
4,000,000 Ireland Government Bond , Reg S 1.100 05/15/29 4,386,174
2,290,000 Ireland Government Bond , Reg S 2.400 05/15/30 2,598,845
3,000,000 Ireland Government Bond , Reg S 0.200 10/18/30 3,076,654
1,220,000 Ireland Government Bond , Reg S 1.350 03/18/31 1,312,999
1,400,000 Ireland Government Bond , Reg S 0.000 10/18/31 1,378,127
5,220,000 Ireland Government Bond , Reg S 0.350 10/18/32 5,087,981
4,340,000 Ireland Government Bond , Reg S 1.300 05/15/33 4,464,014
200,000 Ireland Government Bond 2.600 10/18/34 221,632
320,000 Ireland Government Bond , Reg S 0.400 05/15/35 288,410
1,265,000 Ireland Government Bond , Reg S 1.700 05/15/37 1,239,234

Portfolio of Investments March 31, 2026
(continued)
NXUS

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 300,000 Ireland Government Bond , Reg S 0.550% 04/22/41 $ 227,281
1,300,000 Ireland Government Bond , Reg S 3.000 10/18/43 1,390,771
450,000 Ireland Government Bond , Reg S 2.000 02/18/45 406,731
770,000 Ireland Government Bond , Reg S 1.500 05/15/50 586,392
600,000 Ireland Government Bond , Reg S 3.150 10/18/55 623,266
360,000 Isle of Man Government International Bond , Reg S 1.625 09/14/51 201,152
2,550,000 Israel Government Bond - Fixed 3.750 09/30/27 806,256
8,700,000 Israel Government Bond - Fixed 4.100 07/31/28 2,765,403
11,000,000 Israel Government Bond - Fixed 2.250 09/28/28 3,346,202
8,800,000 Israel Government Bond - Fixed 3.750 02/28/29 2,771,933
5,900,000 Israel Government Bond - Fixed 4.600 08/31/29 1,906,024
4,250,000 Israel Government Bond - Fixed 1.000 03/31/30 1,202,846
3,500,000 Israel Government Bond - Fixed 3.750 07/31/31 1,098,253
3,000,000 Israel Government Bond - Fixed 1.300 04/30/32 815,267
3,500,000 Israel Government Bond - Fixed 4.000 03/30/35 1,101,569
10,850,000 Israel Government Bond - Fixed 4.150 10/31/35 3,444,362
4,000,000 Israel Government Bond - Fixed 1.500 05/31/37 969,343
1,500,000 Israel Government Bond - Fixed 5.500 01/31/42 541,149
5,650,000 Israel Government Bond - Fixed 3.750 03/31/47 1,626,564
3,800,000 Israel Government Bond - Fixed 2.800 11/29/52 876,904
250,000 Israel Government International Bond , Reg S 5.000 10/30/26 290,511
300,000 Israel Government International Bond , Reg S 1.500 01/16/29 325,938
300,000 Israel Government International Bond , Reg S 0.625 01/18/32 288,171
500,000 Israel Government International Bond , Reg S 2.375 01/18/37 478,926
500,000 Israel Government International Bond , Reg S 2.500 01/16/49 389,906
150,000 Italy Buoni Poliennali Del Tesoro , Reg S 0.850 01/15/27 170,590
500,000 Italy Buoni Poliennali Del Tesoro , Reg S 2.050 08/01/27 570,913
520,000 Italy Buoni Poliennali Del Tesoro , Reg S 2.100 08/26/27 593,543
500,000 Italy Buoni Poliennali Del Tesoro , Reg S 0.950 09/15/27 561,453
3,640,000 Italy Buoni Poliennali Del Tesoro , Reg S 2.700 10/15/27 4,186,524
2,200,000 Italy Buoni Poliennali Del Tesoro , Reg S 6.500 11/01/27 2,679,065
4,000,000 Italy Buoni Poliennali Del Tesoro , Reg S 2.650 12/01/27 4,597,119
3,250,000 Italy Buoni Poliennali Del Tesoro , Reg S 2.000 02/01/28 3,689,624
3,000,000 Italy Buoni Poliennali Del Tesoro , Reg S 0.250 03/15/28 3,287,591
3,020,000 Italy Buoni Poliennali Del Tesoro , Reg S 3.400 04/01/28 3,515,810
7,120,000 Italy Buoni Poliennali Del Tesoro , Reg S 2.650 06/15/28 8,160,001
2,000,000 Italy Buoni Poliennali Del Tesoro , Reg S 0.500 07/15/28 2,184,007
2,340,000 Italy Buoni Poliennali Del Tesoro , Reg S 3.800 08/01/28 2,750,086
4,550,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 4.750 09/01/28 5,464,634
500,000 Italy Buoni Poliennali Del Tesoro , Reg S 2.800 12/01/28 574,709
9,000,000 Italy Buoni Poliennali Del Tesoro , Reg S 2.350 01/15/29 10,197,822
4,950,000 Italy Buoni Poliennali Del Tesoro , Reg S 4.100 02/01/29 5,874,411
500,000 Italy Buoni Poliennali Del Tesoro , Reg S 0.450 02/15/29 536,561
400,000 Italy Buoni Poliennali Del Tesoro , Reg S 2.800 06/15/29 457,882
1,940,000 Italy Buoni Poliennali Del Tesoro , Reg S 3.350 07/01/29 2,256,013
1,500,000 Italy Buoni Poliennali Del Tesoro , Reg S 3.000 08/01/29 1,727,705
340,000 Italy Buoni Poliennali Del Tesoro , Reg S 3.000 10/01/29 390,736
300,000 Italy Buoni Poliennali Del Tesoro , Reg S 5.250 11/01/29 371,308
840,000 Italy Buoni Poliennali Del Tesoro , Reg S 3.850 12/15/29 993,114
1,450,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 3.500 03/01/30 1,696,076
300,000 Italy Buoni Poliennali Del Tesoro , Reg S 1.350 04/01/30 323,125
2,000,000 Italy Buoni Poliennali Del Tesoro , Reg S 3.700 06/15/30 2,351,674
2,500,000 Italy Buoni Poliennali Del Tesoro , Reg S 2.950 07/01/30 2,854,592
1,000,000 Italy Buoni Poliennali Del Tesoro , Reg S 0.950 08/01/30 1,049,891
1,800,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 2.700 10/01/30 2,029,381
2,520,000 Italy Buoni Poliennali Del Tesoro , Reg S 4.000 11/15/30 2,998,478
1,500,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 1.650 12/01/30 1,611,972
1,600,000 Italy Buoni Poliennali Del Tesoro , Reg S 2.850 02/01/31 1,809,632
750,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 3.500 02/15/31 873,017
1,100,000 Italy Buoni Poliennali Del Tesoro , Reg S 0.900 04/01/31 1,130,402
2,950,000 Italy Buoni Poliennali Del Tesoro , Reg S 6.000 05/01/31 3,831,302
5,000,000 Italy Buoni Poliennali Del Tesoro , Reg S 3.450 07/15/31 5,799,176

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 520,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 3.150% 11/15/31 $ 592,736
460,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 1.650 03/01/32 481,253
200,000 Italy Buoni Poliennali Del Tesoro , Reg S 0.950 06/01/32 199,188
2,750,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 3.250 07/15/32 3,130,513
3,500,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 3.250 11/15/32 3,971,103
660,000 Italy Buoni Poliennali Del Tesoro , Reg S 2.500 12/01/32 716,654
470,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 2.450 09/01/33 502,512
610,000 Italy Buoni Poliennali Del Tesoro , Reg S 4.350 11/01/33 736,425
1,000,000 Italy Buoni Poliennali Del Tesoro , Reg S 3.850 07/01/34 1,163,339
2,800,000 Italy Buoni Poliennali Del Tesoro , Reg S 3.850 02/01/35 3,244,148
2,000,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 3.650 08/01/35 2,272,640
3,700,000 Italy Buoni Poliennali Del Tesoro , Reg S 3.600 10/01/35 4,180,667
3,600,000 Italy Buoni Poliennali Del Tesoro , Reg S 3.450 02/01/36 4,004,337
465,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 2.250 09/01/36 461,391
190,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 4.000 02/01/37 220,846
500,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 4.050 10/30/37 578,984
750,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 3.250 03/01/38 801,251
3,500,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 5.000 08/01/39 4,400,426
1,200,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 4.150 10/01/39 1,383,480
200,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 3.100 03/01/40 204,946
700,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 5.000 09/01/40 879,053
340,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 3.850 10/01/40 376,707
1,215,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 1.800 03/01/41 1,026,219
2,400,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 4.450 09/01/43 2,805,282
1,290,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 4.750 09/01/44 1,565,887
2,600,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 1.500 04/30/45 1,892,497
1,540,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 4.100 04/30/46 1,705,374
2,450,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 3.250 09/01/46 2,390,747
400,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 2.700 03/01/47 354,600
4,000,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 3.450 03/01/48 3,988,552
2,200,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 3.850 09/01/49 2,321,648
5,100,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 2.450 09/01/50 4,129,196
1,500,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 1.700 09/01/51 1,006,920
650,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 2.150 09/01/52 480,115
1,450,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 4.500 10/01/53 1,660,199
4,360,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 4.300 10/01/54 4,823,861
7,310,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 4.650 10/01/55 8,515,405
1,500,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 2.800 03/01/67 1,202,869
500,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 2.150 03/01/72 334,739
32,500,000 Japan Government Five Year Bond 0.100 09/20/27 200,937
600,000,000 Japan Government Five Year Bond 0.200 12/20/27 3,701,075
800,000,000 Japan Government Five Year Bond 0.300 12/20/27 4,943,466
1,565,000,000 Japan Government Five Year Bond 0.100 03/20/28 9,599,040
500,000,000 Japan Government Five Year Bond 0.300 06/20/28 3,068,043
1,500,000,000 Japan Government Five Year Bond 0.400 09/20/28 9,195,361
1,000,000,000 Japan Government Five Year Bond 0.200 12/20/28 6,075,492
1,000,000,000 Japan Government Five Year Bond 0.300 12/20/28 6,093,092
2,000,000,000 Japan Government Five Year Bond 0.400 12/20/28 12,218,996
560,000,000 Japan Government Five Year Bond 0.400 03/20/29 3,408,928
800,000,000 Japan Government Five Year Bond 0.500 06/20/29 4,865,322
500,000,000 Japan Government Five Year Bond 0.600 09/20/29 3,038,657
791,850,000 Japan Government Five Year Bond 0.700 09/20/29 4,828,647
1,000,000,000 Japan Government Five Year Bond 0.900 12/20/29 6,121,441
1,209,250,000 Japan Government Five Year Bond 1.000 12/20/29 7,429,716
2,200,000,000 Japan Government Five Year Bond 1.100 12/20/29 13,565,215
1,340,000,000 Japan Government Five Year Bond 1.000 03/20/30 8,208,627
303,250,000 Japan Government Five Year Bond 1.000 06/20/30 1,852,718
800,000,000 Japan Government Five Year Bond 1.000 06/20/30 4,884,279
304,800,000 Japan Government Five Year Bond 1.100 06/20/30 1,868,938
1,000,000,000 Japan Government Five Year Bond 1.300 09/20/30 6,167,892
500,000,000 Japan Government Five Year Bond 1.400 09/20/30 3,097,335
750,000,000 Japan Government Five Year Bond 1.600 12/20/30 4,678,342

Portfolio of Investments March 31, 2026
(continued)
NXUS

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 420,000,000 Japan Government Forty Year Bond 0.400% 03/20/56 $ 1,083,753
150,000,000 Japan Government Forty Year Bond 0.900 03/20/57 464,643
300,000,000 Japan Government Forty Year Bond 0.800 03/20/58 878,069
425,000,000 Japan Government Forty Year Bond 0.500 03/20/59 1,068,711
205,100,000 Japan Government Forty Year Bond 0.500 03/20/60 509,881
335,000,000 Japan Government Forty Year Bond 0.700 03/20/61 893,354
475,000,000 Japan Government Forty Year Bond 1.000 03/20/62 1,409,564
985,000,000 Japan Government Forty Year Bond 1.300 03/20/63 3,213,308
1,150,000,000 Japan Government Forty Year Bond 2.200 03/20/64 4,973,286
1,200,000,000 Japan Government Forty Year Bond 3.100 03/20/65 6,539,921
680,000,000 Japan Government Ten Year Bond 0.100 09/20/27 4,204,254
1,215,000,000 Japan Government Ten Year Bond 0.100 12/20/27 7,482,152
1,515,000,000 Japan Government Ten Year Bond 0.100 03/20/28 9,292,648
1,165,000,000 Japan Government Ten Year Bond 0.100 06/20/28 7,117,858
1,700,000,000 Japan Government Ten Year Bond 0.100 09/20/28 10,345,754
1,640,000,000 Japan Government Ten Year Bond 0.100 12/20/28 9,937,932
1,200,000,000 Japan Government Ten Year Bond 0.100 03/20/29 7,240,204
1,340,000,000 Japan Government Ten Year Bond 0.100 06/20/29 8,046,317
1,100,000,000 Japan Government Ten Year Bond 0.100 09/20/29 6,569,370
940,000,000 Japan Government Ten Year Bond 0.100 12/20/29 5,585,523
1,300,000,000 Japan Government Ten Year Bond 0.100 03/20/30 7,684,292
635,000,000 Japan Government Ten Year Bond 0.100 06/20/30 3,732,446
847,050,000 Japan Government Ten Year Bond 0.100 09/20/30 4,952,439
840,000,000 Japan Government Ten Year Bond 0.100 12/20/30 4,884,556
340,000,000 Japan Government Ten Year Bond 0.100 03/20/31 1,966,290
200,000,000 Japan Government Ten Year Bond 0.100 06/20/31 1,149,978
340,000,000 Japan Government Ten Year Bond 0.100 09/20/31 1,943,401
600,000,000 Japan Government Ten Year Bond 0.100 12/20/31 3,409,768
709,950,000 Japan Government Ten Year Bond 0.200 03/20/32 4,035,590
800,000,000 Japan Government Ten Year Bond 0.200 06/20/32 4,519,052
1,125,000,000 Japan Government Ten Year Bond 0.200 09/20/32 6,317,792
1,675,000,000 Japan Government Ten Year Bond 0.500 12/20/32 9,550,101
600,000,000 Japan Government Ten Year Bond 0.500 03/20/33 3,404,149
800,000,000 Japan Government Ten Year Bond 0.400 06/20/33 4,477,868
900,000,000 Japan Government Ten Year Bond 0.800 09/20/33 5,161,267
300,000,000 Japan Government Ten Year Bond 0.700 12/20/33 1,695,116
600,000,000 Japan Government Ten Year Bond 0.800 03/20/34 3,404,375
500,000,000 Japan Government Ten Year Bond 1.000 03/20/34 2,883,714
840,000,000 Japan Government Ten Year Bond 1.200 12/20/34 4,853,351
1,500,000,000 Japan Government Ten Year Bond 1.400 03/20/35 8,777,579
750,000,000 Japan Government Ten Year Bond 1.500 06/20/35 4,410,569
300,000,000 Japan Government Ten Year Bond 1.600 09/20/35 1,788,088
1,600,000,000 Japan Government Ten Year Bond 1.700 09/20/35 9,540,260
50,000,000 Japan Government Thirty Year Bond 2.900 11/20/30 330,203
55,650,000 Japan Government Thirty Year Bond 2.200 09/20/39 327,380
1,608,300,000 Japan Government Thirty Year Bond 2.300 03/20/40 9,499,878
1,500,000,000 Japan Government Thirty Year Bond 2.000 09/20/40 8,464,454
1,450,000,000 Japan Government Thirty Year Bond 2.200 03/20/41 8,328,682
420,000,000 Japan Government Thirty Year Bond 2.000 03/20/42 2,306,106
1,630,000,000 Japan Government Thirty Year Bond 1.500 03/20/45 7,757,997
157,000,000 Japan Government Thirty Year Bond 0.800 06/20/47 603,842
410,000,000 Japan Government Thirty Year Bond 0.800 03/20/48 1,538,434
300,000,000 Japan Government Thirty Year Bond 0.700 06/20/48 1,087,403
500,000,000 Japan Government Thirty Year Bond 0.400 12/20/49 1,573,355
110,000,000 Japan Government Thirty Year Bond 0.600 09/20/50 357,989
500,000,000 Japan Government Thirty Year Bond 0.700 06/20/51 1,631,686
500,000,000 Japan Government Thirty Year Bond 0.700 09/20/51 1,617,449
650,000,000 Japan Government Thirty Year Bond 0.700 12/20/51 2,083,726
50,000,000 Japan Government Thirty Year Bond 1.400 09/20/52 194,412
50,000,000 Japan Government Thirty Year Bond 1.400 03/20/53 192,878
110,000,000 Japan Government Thirty Year Bond 1.600 12/20/53 443,464
1,015,500,000 Japan Government Thirty Year Bond 2.300 12/20/54 4,825,811

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 205,000,000 Japan Government Thirty Year Bond 2.400% 03/20/55 $ 995,865
400,000,000 Japan Government Thirty Year Bond 2.800 06/20/55 2,122,572
740,000,000 Japan Government Thirty Year Bond 3.200 09/20/55 4,257,756
500,000,000 Japan Government Twenty Year Bond 2.100 12/20/27 3,185,492
1,000,000,000 Japan Government Twenty Year Bond 2.100 09/20/29 6,395,248
857,750,000 Japan Government Twenty Year Bond 2.100 03/20/30 5,482,559
54,150,000 Japan Government Twenty Year Bond 1.600 06/20/30 338,944
450,000,000 Japan Government Twenty Year Bond 2.100 12/20/30 2,871,441
1,215,000,000 Japan Government Twenty Year Bond 1.700 09/20/32 7,516,213
1,610,550,000 Japan Government Twenty Year Bond 1.600 03/20/33 9,859,595
500,000,000 Japan Government Twenty Year Bond 1.700 06/20/33 3,072,915
675,000,000 Japan Government Twenty Year Bond 1.700 09/20/33 4,136,003
746,000,000 Japan Government Twenty Year Bond 1.600 12/20/33 4,522,939
900,000,000 Japan Government Twenty Year Bond 1.500 03/20/34 5,396,040
600,000,000 Japan Government Twenty Year Bond 1.500 06/20/34 3,585,480
800,000,000 Japan Government Twenty Year Bond 1.200 03/20/35 4,602,225
600,000,000 Japan Government Twenty Year Bond 1.300 06/20/35 3,468,188
900,000,000 Japan Government Twenty Year Bond 1.200 09/20/35 5,131,397
1,580,000,000 Japan Government Twenty Year Bond 1.000 12/20/35 8,792,642
430,000,000 Japan Government Twenty Year Bond 0.400 03/20/36 2,235,330
600,000,000 Japan Government Twenty Year Bond 0.200 06/20/36 3,026,174
300,000,000 Japan Government Twenty Year Bond 0.500 09/20/36 1,551,857
80,000,000 Japan Government Twenty Year Bond 0.600 06/20/37 408,755
1,000,000,000 Japan Government Twenty Year Bond 0.600 12/20/37 5,029,920
300,000,000 Japan Government Twenty Year Bond 0.500 03/20/38 1,477,805
180,000,000 Japan Government Twenty Year Bond 0.500 06/20/38 879,261
300,000,000 Japan Government Twenty Year Bond 0.700 09/20/38 1,493,193
500,000,000 Japan Government Twenty Year Bond 0.400 03/20/40 2,268,182
300,000,000 Japan Government Twenty Year Bond 0.400 06/20/40 1,348,840
400,000,000 Japan Government Twenty Year Bond 0.400 09/20/40 1,782,815
270,000,000 Japan Government Twenty Year Bond 0.500 03/20/41 1,202,246
600,000,000 Japan Government Twenty Year Bond 0.500 12/20/41 2,604,488
300,000,000 Japan Government Twenty Year Bond 0.800 03/20/42 1,362,172
600,000,000 Japan Government Twenty Year Bond 0.900 06/20/42 2,750,594
400,000,000 Japan Government Twenty Year Bond 1.100 09/20/42 1,884,518
400,000,000 Japan Government Twenty Year Bond 1.100 03/20/43 1,858,696
400,000,000 Japan Government Twenty Year Bond 1.500 09/20/43 1,968,270
500,000,000 Japan Government Twenty Year Bond 1.300 12/20/43 2,362,939
600,000,000 Japan Government Twenty Year Bond 1.800 09/20/44 3,045,144
1,030,000,000 Japan Government Twenty Year Bond 2.000 12/20/44 5,382,687
2,675,000,000 Japan Government Twenty Year Bond 2.400 03/20/45 14,862,064
2,200,000,000 Japan Government Twenty Year Bond 2.500 06/20/45 12,379,408
1,000,000,000 Japan Government Twenty Year Bond 2.700 09/20/45 5,789,302
900,000,000 Japan Government Two Year Bond 1.000 10/01/27 5,635,678
500,000,000 Japan Government Two Year Bond 1.000 12/01/27 3,127,569
1,660,000,000 Japan Government Two Year Bond 1.100 01/01/28 10,395,530
520,000 Jersey International Bond , Reg S 2.875 05/06/52 409,420
400,000 Junta de Andalucia , Reg S 0.500 04/30/31 404,500
500,000 Junta de Andalucia , Reg S 3.300 04/30/35 564,283
700,000 Kazakhstan Government International Bond , Reg S 1.500 09/30/34 658,004
200,000 Kingdom of Belgium 3.000 06/22/34 224,276
150,000 (a) Kingdom of Belgium Government Bond , Reg S 0.800 06/22/27 169,038
2,200,000 (a) Kingdom of Belgium Government Bond , Reg S 0.000 10/22/27 2,431,890
4,000,000 Kingdom of Belgium Government Bond , Reg S 5.500 03/28/28 4,851,465
5,300,000 (a) Kingdom of Belgium Government Bond , Reg S 0.800 06/22/28 5,853,122
5,850,000 (a) Kingdom of Belgium Government Bond , Reg S 0.900 06/22/29 6,342,126
5,040,000 (a) Kingdom of Belgium Government Bond , Reg S 2.700 10/22/29 5,770,913
2,200,000 (a) Kingdom of Belgium Government Bond , Reg S 0.100 06/22/30 2,251,994
3,200,000 (a) Kingdom of Belgium Government Bond , Reg S 2.600 10/22/30 3,623,866
500,000 (a) Kingdom of Belgium Government Bond , Reg S 1.000 06/22/31 519,677
715,000 (a) Kingdom of Belgium Government Bond , Reg S 0.000 10/22/31 695,578
3,000,000 Kingdom of Belgium Government Bond , Reg S 4.000 03/28/32 3,622,460

Portfolio of Investments March 31, 2026
(continued)
NXUS

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 3,380,000 (a) Kingdom of Belgium Government Bond , Reg S 0.350% 06/22/32 $ 3,281,248
200,000 (a) Kingdom of Belgium Government Bond , Reg S 1.250 04/22/33 202,265
3,710,000 (a) Kingdom of Belgium Government Bond , Reg S 3.000 06/22/33 4,201,102
1,165,000 (a) Kingdom of Belgium Government Bond , Reg S 2.850 10/22/34 1,285,374
1,220,000 (a) Kingdom of Belgium Government Bond , Reg S 5.000 03/28/35 1,570,079
1,280,000 (a) Kingdom of Belgium Government Bond , Reg S 3.100 06/22/35 1,427,399
1,415,000 (a) Kingdom of Belgium Government Bond , Reg S 1.900 06/22/38 1,330,294
1,000,000 (a) Kingdom of Belgium Government Bond , Reg S 0.400 06/22/40 711,234
500,000 (a) Kingdom of Belgium Government Bond , Reg S 4.250 03/28/41 595,230
1,500,000 (a) Kingdom of Belgium Government Bond , Reg S 3.450 06/22/42 1,607,757
1,300,000 (a) Kingdom of Belgium Government Bond , Reg S 3.450 06/22/43 1,381,059
1,000,000 Kingdom of Belgium Government Bond , Reg S 3.750 06/22/45 1,094,567
1,500,000 (a) Kingdom of Belgium Government Bond , Reg S 1.600 06/22/47 1,103,885
200,000 (a) Kingdom of Belgium Government Bond , Reg S 1.700 06/22/50 142,672
140,000 (a) Kingdom of Belgium Government Bond , Reg S 1.400 06/22/53 86,871
700,000 (a) Kingdom of Belgium Government Bond , Reg S 3.300 06/22/54 673,521
1,640,000 (a) Kingdom of Belgium Government Bond , Reg S 3.500 06/22/55 1,625,594
650,000 (a) Kingdom of Belgium Government Bond , Reg S 2.250 06/22/57 484,584
1,165,000 (a) Kingdom of Belgium Government Bond , Reg S 2.150 06/22/66 810,159
400,000 (a) Kingdom of Belgium Government Bond , Reg S 0.650 06/22/71 146,457
500,000 Kommunalbanken AS , Reg S 3.700 01/16/29 364,290
250,000 Kommunalbanken AS 1.250 07/02/30 125,661
150,000 Kommunalbanken AS 4.000 09/24/30 98,045
500,000 Kommunalbanken AS 5.250 04/18/34 335,230
500,000 Kommunekredit 2.750 06/15/27 77,350
300,000 Kommunekredit , Reg S 1.500 05/16/29 332,143
400,000 Kommunekredit , Reg S 2.375 09/15/32 442,933
600,000 Kommunekredit , Reg S 0.000 05/04/34 534,832
2,500,000 Kommuninvest I Sverige AB , Reg S 0.750 05/12/28 251,500
800,000 Kommuninvest I Sverige AB , Reg S 2.500 10/04/28 913,877
4,000,000 Kommuninvest I Sverige AB , Reg S 3.000 03/12/29 420,799
4,000,000 Kommuninvest I Sverige AB , Reg S 3.250 11/12/29 422,299
5,000,000 Kommuninvest I Sverige AB , Reg S 3.250 06/12/30 526,934
6,600,000 Kommuninvest I Sverige AB , Reg S 2.750 11/12/30 680,511
6,600,000 Kommuninvest I Sverige AB , Reg S 2.650 05/12/31 675,296
1,000,000 Korea Development Bank/The , Reg S 2.375 09/04/28 1,137,365
800,000 Korea Housing Finance Corp , Reg S 2.765 09/02/30 906,030
700,000 Korea International Bond 2.250 07/03/28 797,475
300,000 Korea Land & Housing Corp , Reg S 2.375 11/19/28 337,981
368,420,000 Korea Treasury Bond 2.125 06/10/27 237,445
3,700,000,000 Korea Treasury Bond 3.250 06/10/27 2,416,144
5,200,000,000 Korea Treasury Bond 2.250 09/10/27 3,346,095
7,100,000,000 Korea Treasury Bond 2.875 12/10/27 4,596,350
12,000,000,000 Korea Treasury Bond 3.250 03/10/28 7,801,773
10,000,000,000 Korea Treasury Bond 2.250 06/10/28 6,356,671
6,000,000,000 Korea Treasury Bond 1.375 12/10/29 3,603,301
4,500,000,000 Korea Treasury Bond 2.625 03/10/30 2,817,290
4,000,000,000 Korea Treasury Bond 1.375 06/10/30 2,370,184
9,500,000,000 Korea Treasury Bond 2.500 09/10/30 5,875,456
6,150,000,000 Korea Treasury Bond 1.500 12/10/30 3,616,256
2,000,000,000 Korea Treasury Bond 2.000 06/10/31 1,193,903
1,000,000,000 Korea Treasury Bond 2.375 12/10/31 604,479
1,000,000,000 Korea Treasury Bond 4.000 12/10/31 658,259
1,000,000,000 Korea Treasury Bond 3.375 06/10/32 636,112
1,000,000,000 Korea Treasury Bond 4.250 12/10/32 667,895
3,000,000,000 Korea Treasury Bond 3.750 12/10/33 1,938,266
4,400,000,000 Korea Treasury Bond 3.000 12/10/34 2,677,972
3,500,000,000 Korea Treasury Bond 2.625 06/10/35 2,056,370
5,000,000,000 Korea Treasury Bond 3.250 12/10/35 3,098,237
231,420,000 Korea Treasury Bond 1.125 09/10/39 107,829
2,000,000,000 Korea Treasury Bond 2.750 12/10/44 1,098,363
10,615,030,000 Korea Treasury Bond 2.750 09/10/45 5,851,248

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 5,500,000,000 Korea Treasury Bond 2.625% 03/10/48 $ 2,904,401
1,400,000,000 Korea Treasury Bond 1.500 03/10/50 573,404
3,600,000,000 Korea Treasury Bond 1.875 03/10/51 1,596,252
1,500,000,000 Korea Treasury Bond 3.250 03/10/54 879,096
3,500,000,000 Korea Treasury Bond 2.750 09/10/54 1,854,782
10,100,000,000 Korea Treasury Bond 2.625 03/10/55 5,224,422
4,000,000,000 Korea Treasury Bond 2.625 09/10/55 2,052,520
500,000 Kuntarahoitus Oyj , Reg S 4.375 10/02/28 656,274
800,000 Kuntarahoitus Oyj , Reg S 2.625 06/14/32 895,373
500,000 Kuntarahoitus Oyj , Reg S 2.750 02/02/34 557,005
550,000 Kuntarahoitus Oyj , Reg S 0.050 09/10/35 466,165
800,000 La Banque Postale SA , Reg S 4.000 05/03/28 932,961
500,000 Land Baden-Wuerttemberg , Reg S 2.625 03/12/30 569,804
400,000 Land Baden-Wuerttemberg , Reg S 2.625 02/12/35 439,339
700,000 Land Baden-Wuerttemberg , Reg S 3.125 01/23/40 769,907
200,000 Land Berlin 3.000 05/04/28 231,029
800,000 Land Berlin 2.375 06/04/30 901,074
400,000 Land Berlin 2.750 01/16/32 453,891
100,000 Land Berlin , Reg S 2.875 02/15/34 112,812
400,000 Land Berlin 3.125 03/19/35 456,064
900,000 Land Berlin , Reg S 2.875 10/15/35 1,002,896
720,000 Land Berlin , Reg S 0.150 02/22/36 608,706
105,000 Land Berlin , Reg S 0.625 08/25/36 91,707
200,000 Land Berlin , Reg S 3.000 03/13/54 201,378
200,000 Land Thueringen , Reg S 2.500 09/03/29 227,279
560,000 Land Thueringen , Reg S 2.875 09/17/35 623,080
200,000 Landesbank Baden-Wuerttemberg , Reg S 0.250 07/21/28 214,795
100,000 Latvia Government International Bond , Reg S 3.875 03/25/27 116,338
2,950,000 Latvia Government International Bond , Reg S 3.500 01/17/28 3,424,732
2,750,000 Latvia Government International Bond , Reg S 1.125 05/30/28 3,043,962
3,900,000 Latvia Government International Bond , Reg S 0.000 01/24/29 4,123,349
1,920,000 Latvia Government International Bond , Reg S 3.875 05/22/29 2,261,659
5,260,000 Latvia Government International Bond , Reg S 2.875 05/21/30 5,973,417
1,360,000 Latvia Government International Bond , Reg S 0.000 03/17/31 1,335,019
1,500,000 Latvia Government International Bond , Reg S 3.000 01/24/32 1,691,920
2,100,000 Latvia Government International Bond , Reg S 3.875 07/12/33 2,473,458
2,800,000 Latvia Government International Bond , Reg S 3.500 10/02/35 3,133,396
500,000 Latvia Government International Bond , Reg S 1.375 05/16/36 458,582
450,000 Latvia Government International Bond , Reg S 2.250 02/15/47 379,664
1,900,000 Latvia Government International Bond , Reg S 1.875 02/19/49 1,439,287
500,000 LCR Finance PLC , Reg S 4.500 12/07/28 658,294
100,000 Lithuania Government International Bond , Reg S 0.950 05/26/27 112,731
4,000,000 Lithuania Government International Bond , Reg S 4.125 04/25/28 4,702,651
1,950,000 Lithuania Government International Bond , Reg S 0.500 06/19/29 2,068,495
2,640,000 Lithuania Government International Bond , Reg S 2.875 01/28/30 3,004,671
2,350,000 Lithuania Government International Bond , Reg S 0.750 05/06/30 2,456,031
8,340,000 Lithuania Government International Bond , Reg S 3.500 07/03/31 9,653,883
2,600,000 Lithuania Government International Bond , Reg S 2.125 06/01/32 2,766,119
940,000 Lithuania Government International Bond , Reg S 3.875 06/14/33 1,098,101
150,000 Lithuania Government International Bond , Reg S 3.500 02/13/34 169,892
650,000 Lithuania Government International Bond , Reg S 2.125 10/22/35 648,087
2,440,000 Lithuania Government International Bond , Reg S 3.625 03/10/36 2,736,946
1,000,000 Lithuania Government International Bond , Reg S 3.625 01/28/40 1,081,834
4,940,000 Lithuania Government International Bond , Reg S 4.250 09/10/45 5,542,736
1,090,000 Lithuania Government International Bond , Reg S 0.500 07/28/50 535,493
300,000 Magyar Export-Import Bank Zrt , Reg S 6.000 05/16/29 361,876
1,600,000 Malaysia Government Bond 3.502 05/31/27 396,918
3,000,000 Malaysia Government Bond 3.899 11/16/27 750,102
23,000,000 Malaysia Government Bond 3.519 04/20/28 5,712,902
16,000,000 Malaysia Government Bond 3.733 06/15/28 3,992,462
4,000,000 Malaysia Government Bond 3.885 08/15/29 1,004,580
9,500,000 Malaysia Government Bond 4.498 04/15/30 2,442,498

Portfolio of Investments March 31, 2026
(continued)
NXUS

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 20,000,000 Malaysia Government Bond 3.336% 05/15/30 $ 4,928,217
13,500,000 Malaysia Government Bond 2.632 04/15/31 3,207,237
3,500,000 Malaysia Government Bond 3.582 07/15/32 865,682
1,500,000 Malaysia Government Bond 4.642 11/07/33 394,387
4,000,000 Malaysia Government Bond 3.828 07/05/34 997,836
7,500,000 Malaysia Government Bond 3.476 07/02/35 1,826,395
8,000,000 Malaysia Government Bond 4.762 04/07/37 2,136,808
2,000,000 Malaysia Government Bond 4.893 06/08/38 546,153
8,000,000 Malaysia Government Bond 4.054 04/18/39 2,002,728
3,000,000 Malaysia Government Bond 3.757 05/22/40 729,624
2,000,000 Malaysia Government Bond 4.696 10/15/42 536,442
11,000,000 Malaysia Government Bond 4.180 05/16/44 2,772,196
9,500,000 Malaysia Government Bond 4.065 06/15/50 2,332,219
10,000,000 Malaysia Government Bond 4.457 03/31/53 2,594,650
4,000,000 Mexican Bonos 7.500 06/03/27 221,766
65,000,000 Mexican Bonos 8.500 03/02/28 3,636,815
105,500,000 Mexican Bonos 8.500 03/01/29 5,857,453
70,500,000 Mexican Bonos 8.500 05/31/29 3,902,812
67,500,000 Mexican Bonos 8.500 02/28/30 3,715,297
41,307,000 Mexican Bonos 7.750 05/29/31 2,181,717
55,000,000 Mexican Bonos 8.000 04/15/32 2,892,632
17,000,000 Mexican Bonos 7.500 05/26/33 863,046
50,500,000 Mexican Bonos 7.750 11/23/34 2,559,555
43,000,000 Mexican Bonos 8.000 02/21/36 2,183,046
24,500,000 Mexican Bonos 8.500 11/18/38 1,247,821
33,000,000 Mexican Bonos 7.750 11/13/42 1,517,892
36,500,000 Mexican Bonos 8.000 11/07/47 1,690,837
34,442,000 Mexican Bonos 8.000 07/31/53 1,579,733
29,000,000 Mexican Bonos 8.000 04/29/55 1,324,141
200,000 Mexico Government International Bond 3.500 09/19/29 226,331
300,000 Mexico Government International Bond 3.875 05/16/31 336,995
200,000 Mexico Government International Bond 4.490 05/25/32 229,199
300,000 Mexico Government International Bond 4.625 05/04/33 341,714
500,000 Mexico Government International Bond 4.500 03/19/34 560,600
500,000 Mexico Government International Bond 5.125 05/04/37 563,801
540,000 Mexico Government International Bond 5.125 03/19/38 600,897
500,000 Mexico Government International Bond 2.125 10/25/51 299,067
300,000 Mexico Government International Bond 5.625 03/19/14 283,010
300,000 MFB Magyar Fejlesztesi Bank Zrt , Reg S 4.375 06/27/30 346,585
500,000 Ministeries Van de Vlaamse Gemeenschap , Reg S 2.750 10/22/29 570,319
500,000 Ministeries Van de Vlaamse Gemeenschap , Reg S 3.250 06/22/37 543,982
500,000 Ministeries Van de Vlaamse Gemeenschap , Reg S 3.675 06/22/40 548,313
500,000 Ministeries Van de Vlaamse Gemeenschap , Reg S 4.000 09/26/42 562,611
500,000 Ministeries Van de Vlaamse Gemeenschap , Reg S 3.500 06/22/45 517,401
600,000 Ministeries Van de Vlaamse Gemeenschap , Reg S 4.250 06/22/50 675,086
500,000 Municipal Finance Authority of British Columbia 3.300 10/02/30 358,045
800,000 Municipal Finance Authority of British Columbia 4.050 06/03/35 577,521
150,000 Nederlandse Waterschapsbank NV , Reg S 3.450 07/17/28 99,075
1,500,000 Nederlandse Waterschapsbank NV , Reg S 2.125 10/30/28 1,697,025
300,000 Nederlandse Waterschapsbank NV , Reg S 3.300 05/02/29 194,913
1,500,000 Nederlandse Waterschapsbank NV , Reg S 2.750 09/24/32 1,689,292
1,100,000 (a) Netherlands Government Bond , Reg S 0.750 07/15/27 1,237,849
2,310,000 (a) Netherlands Government Bond , Reg S 5.500 01/15/28 2,793,080
3,340,000 (a) Netherlands Government Bond , Reg S 0.750 07/15/28 3,686,122
1,610,000 (a) Netherlands Government Bond , Reg S 0.000 01/15/29 1,722,943
910,000 (a) Netherlands Government Bond , Reg S 0.250 07/15/29 968,201
1,610,000 (a) Netherlands Government Bond , Reg S 2.500 01/15/30 1,838,728
3,510,000 (a) Netherlands Government Bond , Reg S 0.000 07/15/30 3,598,080
2,300,000 (a) Netherlands Government Bond , Reg S 0.000 07/15/31 2,285,324
800,000 (a) Netherlands Government Bond , Reg S 0.500 07/15/32 795,483
800,000 (a) Netherlands Government Bond , Reg S 2.500 01/15/33 897,147
1,910,000 (a) Netherlands Government Bond , Reg S 2.500 07/15/33 2,132,008

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 300,000 (a) Netherlands Government Bond , Reg S 2.500% 07/15/34 $ 332,089
140,000 (a) Netherlands Government Bond , Reg S 4.000 01/15/37 172,933
365,000 (a) Netherlands Government Bond , Reg S 0.000 01/15/38 287,306
410,000 (a) Netherlands Government Bond , Reg S 0.500 01/15/40 325,867
145,000 (a) Netherlands Government Bond , Reg S 3.750 01/15/42 174,018
450,000 (a) Netherlands Government Bond , Reg S 2.750 01/15/47 464,120
395,000 (a) Netherlands Government Bond , Reg S 0.000 01/15/52 189,535
420,000 (a) Netherlands Government Bond , Reg S 2.000 01/15/54 357,903
140,000 (a) Netherlands Government Bond , Reg S 3.500 01/15/56 161,514
600,000 Network Rail Infrastructure Finance PLC 4.750 11/29/35 771,015
650,000 New South Wales Treasury Corp , Reg S 3.000 04/20/29 421,554
1,600,000 New South Wales Treasury Corp , Reg S 1.500 02/20/32 894,050
2,000,000 New South Wales Treasury Corp 2.000 03/08/33 1,110,467
1,926,000 New South Wales Treasury Corp , Reg S 1.750 03/20/34 1,007,711
1,500,000 New South Wales Treasury Corp , Reg S 4.750 02/20/35 974,429
1,300,000 New South Wales Treasury Corp , Reg S 4.250 02/20/36 800,610
450,000 New South Wales Treasury Corp , Reg S 4.750 02/20/37 284,892
2,200,000 New South Wales Treasury Corp , Reg S 5.250 02/24/38 1,436,456
1,750,000 New South Wales Treasury Corp 5.250 02/22/39 1,130,961
2,000,000 New South Wales Treasury Corp 2.250 05/07/41 866,575
2,000,000 New South Wales Treasury Corp , Reg S 2.450 08/24/50 727,924
3,900,000 New Zealand Government Bond 0.250 05/15/28 2,075,499
5,400,000 New Zealand Government Bond 3.000 04/20/29 3,005,918
3,900,000 New Zealand Government Bond 4.500 05/15/30 2,261,221
3,300,000 New Zealand Government Bond 1.500 05/15/31 1,645,689
3,000,000 New Zealand Government Bond 2.000 05/15/32 1,493,856
800,000 New Zealand Government Bond , Reg S 3.500 04/14/33 429,869
600,000 New Zealand Government Bond 4.250 05/15/34 335,059
4,900,000 New Zealand Government Bond 4.500 05/15/35 2,763,622
2,400,000 New Zealand Government Bond 4.250 05/15/36 1,315,509
1,793,000 New Zealand Government Bond , Reg S 2.750 04/15/37 841,472
1,150,000 New Zealand Government Bond 1.750 05/15/41 425,651
700,000 New Zealand Government Bond 2.750 05/15/51 257,055
1,500,000 New Zealand Government Bond 5.000 05/15/54 812,233
300,000 New Zealand Local Government Funding Agency Bond , Reg S 2.250 05/15/31 152,934
550,000 New Zealand Local Government Funding Agency Bond 3.500 04/14/33 287,339
2,000,000 New Zealand Local Government Funding Agency Bond , Reg S 2.000 04/15/37 830,287
800,000 Northern Territory Treasury Corp 5.250 03/21/34 532,753
800,000 Northern Territory Treasury Corp 5.250 05/21/38 508,934
1,000,000 (a) Norway Government Bond , Reg S 1.750 02/17/27 100,380
5,000,000 (a) Norway Government Bond , Reg S 2.000 04/26/28 488,999
7,000,000 (a) Norway Government Bond , Reg S 1.750 09/06/29 658,159
7,000,000 (a) Norway Government Bond , Reg S 1.375 08/19/30 633,316
5,000,000 (a) Norway Government Bond , Reg S 1.250 09/17/31 436,908
4,600,000 (a) Norway Government Bond , Reg S 2.125 05/18/32 416,697
3,000,000 (a) Norway Government Bond , Reg S 3.000 08/15/33 282,444
9,000,000 (a) Norway Government Bond , Reg S 3.625 04/13/34 879,896
4,400,000 (a) Norway Government Bond , Reg S 3.750 06/12/35 431,610
2,000,000 (a) Norway Government Bond , Reg S 3.625 05/31/39 190,224
1,000,000 (a) Norway Government Bond , Reg S 3.500 10/06/42 92,394
900,000 NRW Bank , Reg S 3.000 06/04/35 1,013,609
550,000 OMERS Finance Trust , Reg S 2.600 05/14/29 387,000
350,000 OMERS Finance Trust , Reg S 4.500 10/16/29 234,146
300,000 OMERS Finance Trust , Reg S 3.250 01/28/35 339,653
300,000 Ontario Teachers' Finance Trust , Reg S 0.100 05/19/28 326,042
300,000 Ontario Teachers' Finance Trust , Reg S 1.850 05/03/32 318,739
500,000 Ontario Teachers' Finance Trust , Reg S 4.300 06/02/34 369,747
200,000 Ontario Teachers' Finance Trust , Reg S 0.950 11/24/51 117,241
6,000,000 Peru Government Bond 6.350 08/12/28 1,799,934
20,250,000 Peru Government Bond 5.940 02/12/29 6,037,939
11,550,000 Peru Government Bond 6.950 08/12/31 3,585,739
4,000,000 Peru Government Bond 6.150 08/12/32 1,197,188

Portfolio of Investments March 31, 2026
(continued)
NXUS

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 1,750,000 (a) Peru Government Bond , Reg S 7.300% 08/12/33 $ 548,616
2,250,000 Peru Government Bond 5.400 08/12/34 611,330
9,500,000 (a) Peru Government Bond , Reg S 6.850 08/12/35 2,770,171
10,000,000 Peru Government Bond 6.900 08/12/37 2,837,969
4,000,000 (a) Peru Government Bond , Reg S 7.600 08/12/39 1,183,714
3,750,000 Peru Government Bond 5.350 08/12/40 896,538
5,500,000 Peru Government Bond 6.850 02/12/42 1,575,515
11,000,000 Peru Government Bond 6.714 02/12/55 3,128,872
800,000 Peruvian Government International Bond 3.750 03/01/30 929,158
500,000 Peruvian Government International Bond 1.250 03/11/33 477,158
600,000 Peruvian Government International Bond 1.950 11/17/36 549,160
800,000 Philippine Government International Bond 3.625 02/04/32 902,634
800,000 Philippine Government International Bond 1.750 04/28/41 618,013
1,540,000 (a) Portugal Obrigacoes do Tesouro OT , Reg S 2.125 10/17/28 1,749,494
1,010,000 (a) Portugal Obrigacoes do Tesouro OT , Reg S 1.950 06/15/29 1,136,777
1,250,000 (a) Portugal Obrigacoes do Tesouro OT , Reg S 3.875 02/15/30 1,498,286
1,140,000 (a) Portugal Obrigacoes do Tesouro OT , Reg S 0.475 10/18/30 1,183,259
1,300,000 (a) Portugal Obrigacoes do Tesouro OT , Reg S 0.300 10/17/31 1,298,367
2,800,000 (a) Portugal Obrigacoes do Tesouro OT , Reg S 1.650 07/16/32 2,973,488
2,500,000 (a) Portugal Obrigacoes do Tesouro OT , Reg S 2.875 10/14/33 2,819,965
2,000,000 (a) Portugal Obrigacoes do Tesouro OT , Reg S 2.250 04/18/34 2,143,275
2,010,000 (a) Portugal Obrigacoes do Tesouro OT , Reg S 3.000 06/15/35 2,252,617
300,000 (a) Portugal Obrigacoes do Tesouro OT , Reg S 0.900 10/12/35 276,766
3,700,000 (a) Portugal Obrigacoes do Tesouro OT , Reg S 4.100 04/15/37 4,495,157
640,000 (a) Portugal Obrigacoes do Tesouro OT , Reg S 1.150 04/11/42 504,248
300,000 (a) Portugal Obrigacoes do Tesouro OT , Reg S 4.100 02/15/45 355,004
140,000 (a) Portugal Obrigacoes do Tesouro OT , Reg S 1.000 04/12/52 84,352
500,000 (a) Portugal Obrigacoes do Tesouro OT , Reg S 3.625 06/12/54 537,072
860,000 Province of Alberta Canada 2.050 06/01/30 588,403
150,000 Province of Alberta Canada 1.650 06/01/31 99,005
500,000 Province of Alberta Canada 3.950 06/01/35 360,220
1,700,000 Province of Alberta Canada 3.300 12/01/46 997,318
500,000 Province of Alberta Canada 3.050 12/01/48 276,267
1,500,000 Province of Alberta Canada 3.100 06/01/50 826,728
500,000 Province of Alberta Canada 2.950 06/01/52 264,476
600,000 Province of Alberta Canada 4.450 12/01/54 412,551
750,000 Province of British Columbia Canada 2.200 06/18/30 515,942
350,000 Province of British Columbia Canada 1.550 06/18/31 229,477
500,000 Province of British Columbia Canada 5.250 05/23/34 334,083
1,200,000 Province of British Columbia Canada 4.000 06/18/35 863,737
500,000 Province of British Columbia Canada 4.300 06/18/42 347,988
500,000 Province of British Columbia Canada 3.200 06/18/44 294,275
1,000,000 Province of British Columbia Canada , Reg S 3.900 10/10/45 1,124,488
800,000 Province of British Columbia Canada 2.800 06/18/48 420,090
600,000 Province of British Columbia Canada 2.950 06/18/50 318,193
600,000 Province of British Columbia Canada 2.750 06/18/52 301,193
500,000 Province of British Columbia Canada 4.250 12/18/53 329,784
900,000 Province of British Columbia Canada 4.450 12/18/55 612,642
1,000,000 Province of British Columbia Canada 4.600 06/18/57 697,216
300,000 Province of Manitoba Canada 3.900 12/02/32 219,376
700,000 Province of Manitoba Canada 3.700 06/02/35 493,017
1,000,000 Province of Manitoba Canada 2.850 09/05/46 539,572
300,000 Province of Manitoba Canada 3.200 03/05/50 166,579
500,000 Province of Manitoba Canada 2.050 09/05/52 212,776
350,000 Province of Manitoba Canada 4.400 09/05/55 236,015
1,000,000 Province of Manitoba Canada 4.600 09/05/57 696,736
131,000 Province of New Brunswick Canada 4.250 08/14/29 97,228
400,000 Province of New Brunswick Canada 4.800 09/26/39 298,730
800,000 Province of New Brunswick Canada 3.050 08/14/50 429,737
900,000 Province of New Brunswick Canada 5.000 08/14/54 664,686
200,000 Province of Nova Scotia Canada 1.100 06/01/28 137,745
600,000 Province of Nova Scotia Canada 3.850 06/01/35 427,659

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 200,000 Province of Nova Scotia Canada 3.150% 12/01/51 $ 108,614
500,000 Province of Nova Scotia Canada 4.600 12/01/55 346,559
300,000 Province of Nova Scotia Canada 4.750 06/01/74 214,363
850,000 Province of Ontario Canada 3.600 03/08/28 616,912
500,000 Province of Ontario Canada 2.900 06/02/28 358,020
1,125,000 Province of Ontario Canada 2.700 06/02/29 796,775
1,500,000 Province of Ontario Canada 1.550 11/01/29 1,017,416
1,300,000 Province of Ontario Canada 2.050 06/02/30 889,576
1,500,000 Province of Ontario Canada 2.950 09/08/30 1,062,140
1,043,000 Province of Ontario Canada 2.250 12/02/31 703,841
2,570,000 Province of Ontario Canada 3.750 06/02/32 1,871,070
1,200,000 Province of Ontario Canada 4.100 03/04/33 888,080
2,000,000 Province of Ontario Canada 3.650 06/02/33 1,437,168
650,000 Province of Ontario Canada 5.350 05/08/34 440,479
2,500,000 Province of Ontario Canada 4.150 06/02/34 1,843,520
800,000 Province of Ontario Canada 3.600 06/02/35 561,075
200,000 Province of Ontario Canada , Reg S 1.018 07/30/35 251,474
1,350,000 Province of Ontario Canada 3.950 12/02/35 968,105
1,000,000 Province of Ontario Canada 3.450 06/02/45 610,928
2,000,000 Province of Ontario Canada 2.900 12/02/46 1,099,036
1,757,000 Province of Ontario Canada 2.650 12/02/50 884,902
1,350,000 Province of Ontario Canada 1.900 12/02/51 569,495
750,000 Province of Ontario Canada 2.550 12/02/52 364,464
2,300,000 Province of Ontario Canada 3.750 12/02/53 1,410,572
1,300,000 Province of Ontario Canada 4.150 12/02/54 852,660
590,000 Province of Ontario Canada 4.600 12/02/55 417,936
2,500,000 Province of Ontario Canada 4.450 12/02/56 1,726,792
250,000 Province of Quebec Canada 2.750 09/01/28 178,256
1,500,000 Province of Quebec Canada 2.300 09/01/29 1,046,953
800,000 Province of Quebec Canada 1.900 09/01/30 541,859
400,000 Province of Quebec Canada 1.500 09/01/31 260,055
1,088,000 Province of Quebec Canada 3.250 09/01/32 767,038
1,800,000 Province of Quebec Canada 3.900 11/22/32 1,316,707
1,350,000 Province of Quebec Canada 3.600 09/01/33 961,895
300,000 Province of Quebec Canada 5.250 05/02/34 201,204
3,100,000 Province of Quebec Canada 4.450 09/01/34 2,320,574
150,000 Province of Quebec Canada 5.100 06/04/35 98,575
1,300,000 Province of Quebec Canada 4.000 09/01/35 934,299
600,000 Province of Quebec Canada 0.918 10/24/35 746,773
1,800,000 Province of Quebec Canada 3.500 12/01/45 1,088,293
1,268,000 Province of Quebec Canada 3.100 12/01/51 684,486
450,000 Province of Quebec Canada 2.850 12/01/53 227,652
1,496,000 Province of Quebec Canada 4.400 12/01/55 1,008,700
900,000 Province of Quebec Canada 4.200 12/01/57 586,382
300,000 Province of Saskatchewan Canada 3.900 06/02/33 218,967
300,000 Province of Saskatchewan Canada 3.800 06/02/35 213,877
600,000 Province of Saskatchewan Canada 3.300 06/02/48 347,665
500,000 Province of Saskatchewan Canada 3.100 06/02/50 274,996
600,000 Province of Saskatchewan Canada 2.800 12/02/52 306,486
700,000 Province of Saskatchewan Canada 4.200 12/02/54 461,010
1,250,000 PSP Capital Inc , Reg S 1.500 03/15/28 871,386
500,000 PSP Capital Inc , Reg S 4.250 10/22/30 648,440
600,000 (a) Queensland Treasury Corp , Reg S 3.250 07/21/28 396,749
300,000 (a) Queensland Treasury Corp , Reg S 3.500 08/21/30 193,402
400,000 (a) Queensland Treasury Corp , Reg S 1.750 08/21/31 230,805
448,000 (a) Queensland Treasury Corp , Reg S 1.500 08/20/32 244,845
390,000 Queensland Treasury Corp 2.000 08/22/33 212,433
1,450,000 (a) Queensland Treasury Corp , Reg S 1.750 07/20/34 746,903
4,900,000 (a) Queensland Treasury Corp , Reg S 4.500 08/22/35 3,089,805
1,000,000 (a) Queensland Treasury Corp , Reg S 5.000 03/10/36 652,119
700,000 (a) Queensland Treasury Corp , Reg S 5.250 07/21/36 463,800
1,300,000 (a) Queensland Treasury Corp , Reg S 5.250 08/13/38 842,360

Portfolio of Investments March 31, 2026
(continued)
NXUS

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 200,000 (a) Queensland Treasury Corp , Reg S 2.250% 11/20/41 $ 84,138
500,000 (a) Queensland Treasury Corp , Reg S 2.250 10/28/50 172,132
200,000 Region of Ile de France , Reg S 3.200 05/25/34 222,197
500,000 Region of Ile de France , Reg S 3.650 05/25/35 570,484
300,000 Region Wallonne Belgium , Reg S 3.125 06/22/32 337,531
500,000 Region Wallonne Belgium , Reg S 3.500 06/22/35 559,396
500,000 Region Wallonne Belgium , Reg S 3.500 03/15/43 510,076
200,000 Region Wallonne Belgium , Reg S 3.900 06/22/54 202,058
39,000 Regional Municipality of York 2.650 04/18/29 27,548
240,000 Republic of Austria Government Bond 6.250 07/15/27 288,909
1,300,000 (a) Republic of Austria Government Bond , Reg S 0.750 02/20/28 1,445,154
1,490,000 (a) Republic of Austria Government Bond , Reg S 0.000 10/20/28 1,602,257
3,970,000 (a) Republic of Austria Government Bond , Reg S 0.500 02/20/29 4,290,130
2,710,000 (a) Republic of Austria Government Bond , Reg S 2.900 05/23/29 3,134,988
3,800,000 (a) Republic of Austria Government Bond , Reg S 2.500 10/20/29 4,332,587
2,010,000 (a) Republic of Austria Government Bond , Reg S 0.000 02/20/30 2,076,903
1,600,000 (a) Republic of Austria Government Bond , Reg S 3.450 10/20/30 1,886,710
1,010,000 (a) Republic of Austria Government Bond , Reg S 0.000 02/20/31 1,010,717
1,010,000 (a) Republic of Austria Government Bond , Reg S 0.900 02/20/32 1,032,623
2,920,000 (a) Republic of Austria Government Bond , Reg S 2.800 09/20/32 3,312,832
2,175,000 (a) Republic of Austria Government Bond , Reg S 2.900 02/20/33 2,475,916
575,000 (a) Republic of Austria Government Bond , Reg S 2.900 02/20/34 650,509
300,000 (a) Republic of Austria Government Bond , Reg S 2.400 05/23/34 326,459
700,000 (a) Republic of Austria Government Bond , Reg S 2.950 02/20/35 788,507
600,000 (a) Republic of Austria Government Bond , Reg S 0.250 10/20/36 501,524
200,000 (a) Republic of Austria Government Bond , Reg S 4.150 03/15/37 246,400
1,100,000 Republic of Austria Government Bond , Reg S 3.200 07/15/39 1,223,465
200,000 (a) Republic of Austria Government Bond , Reg S 0.000 10/20/40 137,468
725,000 (a) Republic of Austria Government Bond , Reg S 3.150 06/20/44 777,101
700,000 (a) Republic of Austria Government Bond , Reg S 1.500 02/20/47 547,797
950,000 (a) Republic of Austria Government Bond , Reg S 1.850 05/23/49 776,288
200,000 (a) Republic of Austria Government Bond , Reg S 0.750 03/20/51 118,740
370,000 (a) Republic of Austria Government Bond , Reg S 3.150 10/20/53 379,911
340,000 (a) Republic of Austria Government Bond , Reg S 3.800 01/26/62 391,860
300,000 (a) Republic of Austria Government Bond , Reg S 0.700 04/20/71 123,367
300,000 (a) Republic of Austria Government Bond , Reg S 1.500 11/02/86 166,151
300,000 (a) Republic of Austria Government Bond , Reg S 2.100 09/20/17 205,560
300,000 (a) Republic of Austria Government Bond , Reg S 0.850 06/30/20 107,346
1,066,000 Republic of Poland Government Bond 2.500 07/25/27 279,957
12,400,000 Republic of Poland Government Bond 0.000 01/25/28 3,072,357
2,000,000 Republic of Poland Government Bond 2.750 04/25/28 517,871
4,500,000 Republic of Poland Government Bond 7.500 07/25/28 1,280,073
3,000,000 Republic of Poland Government Bond 5.750 04/25/29 823,787
4,250,000 Republic of Poland Government Bond 4.750 07/25/29 1,133,292
2,700,000 Republic of Poland Government Bond 2.750 10/25/29 672,781
12,250,000 Republic of Poland Government Bond 5.000 01/25/30 3,276,446
4,750,000 Republic of Poland Government Bond 4.500 07/25/30 1,240,950
1,450,000 Republic of Poland Government Bond 1.250 10/25/30 327,555
11,800,000 Republic of Poland Government Bond 4.500 01/25/31 3,062,281
3,000,000 Republic of Poland Government Bond 1.750 04/25/32 654,221
3,250,000 Republic of Poland Government Bond 6.000 10/25/33 890,363
6,250,000 Republic of Poland Government Bond 5.000 10/25/34 1,594,455
8,200,000 Republic of Poland Government Bond 5.000 10/25/35 2,058,903
3,500,000 Republic of Poland Government Bond 5.000 04/25/37 867,908
5,135,000 Republic of Poland Government Bond 4.000 04/25/47 1,043,398
1,400,000 Republic of Poland Government International Bond , Reg S 3.625 01/11/34 1,608,100
1,300,000 Republic of Poland Government International Bond , Reg S 3.875 07/07/37 1,467,273
890,000 Romania Government Bond 7.200 05/31/27 202,270
3,000,000 Romania Government Bond 4.150 01/26/28 649,186
6,900,000 Romania Government Bond 6.300 04/26/28 1,545,937
3,500,000 Romania Government Bond 8.750 10/30/28 826,470
4,000,000 Romania Government Bond 5.000 02/12/29 861,119

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 5,500,000 Romania Government Bond 6.300% 04/25/29 $ 1,221,510
3,400,000 Romania Government Bond 4.850 07/25/29 722,230
1,000,000 Romania Government Bond 8.000 04/29/30 233,332
3,100,000 Romania Government Bond 6.850 07/29/30 686,052
1,000,000 Romania Government Bond 4.150 10/24/30 200,990
3,000,000 Romania Government Bond 7.350 04/28/31 683,774
4,000,000 Romania Government Bond 7.650 07/27/31 921,585
1,500,000 Romania Government Bond 3.650 09/24/31 286,495
3,000,000 Romania Government Bond 6.700 02/25/32 658,946
1,500,000 Romania Government Bond 8.250 09/29/32 355,146
2,300,000 Romania Government Bond 7.500 07/27/33 525,615
1,500,000 Romania Government Bond 7.200 10/30/33 337,563
1,250,000 Romania Government Bond 7.100 07/31/34 279,537
2,000,000 Romania Government Bond 4.750 10/11/34 381,705
2,000,000 Romania Government Bond 6.750 04/25/35 439,912
1,660,000 Romania Government Bond 4.250 04/28/36 298,115
1,500,000 Romania Government Bond 7.900 02/24/38 357,716
1,000,000 Romania Government Bond 7.250 07/30/40 227,983
300,000 Romanian Government International Bond , Reg S 2.125 03/07/28 334,827
300,000 Romanian Government International Bond , Reg S 5.500 09/18/28 356,910
250,000 Romanian Government International Bond , Reg S 2.500 02/08/30 266,649
650,000 Romanian Government International Bond , Reg S 5.250 03/10/30 760,899
285,000 Romanian Government International Bond , Reg S 1.750 07/13/30 289,736
500,000 Romanian Government International Bond , Reg S 5.375 06/07/33 561,784
500,000 Romanian Government International Bond , Reg S 5.625 05/30/37 542,309
400,000 Romanian Government International Bond , Reg S 6.750 07/11/39 459,421
300,000 Romanian Government International Bond , Reg S 2.750 04/14/41 216,068
550,000 Romanian Government International Bond , Reg S 2.875 04/13/42 396,057
1,360,000 Romanian Government International Bond , Reg S 6.500 10/07/45 1,498,919
500,000 Romanian Government International Bond , Reg S 3.375 01/28/50 349,740
315,000 Saudi Government International Bond , Reg S 3.375 03/05/32 351,807
650,000 Saudi Government International Bond , Reg S 3.750 03/05/37 706,304
100,000 SFIL SA , Reg S 0.050 06/04/29 104,635
700,000 SFIL SA , Reg S 3.000 09/24/30 797,551
600,000 SFIL SA , Reg S 3.000 06/23/32 671,137
200,000 Singapore Government Bond 3.500 03/01/27 157,796
2,000,000 Singapore Government Bond 2.625 05/01/28 1,582,297
4,100,000 Singapore Government Bond 2.875 08/01/28 3,265,318
2,800,000 Singapore Government Bond 3.000 04/01/29 2,246,250
3,500,000 Singapore Government Bond 2.875 07/01/29 2,801,302
3,200,000 Singapore Government Bond 2.500 04/01/30 2,538,620
2,550,000 Singapore Government Bond 2.875 09/01/30 2,055,614
2,700,000 Singapore Government Bond 1.625 07/01/31 2,049,878
1,648,000 Singapore Government Bond 2.625 08/01/32 1,315,053
1,500,000 Singapore Government Bond 3.375 09/01/33 1,256,249
1,500,000 Singapore Government Bond 3.375 05/01/34 1,260,319
700,000 Singapore Government Bond 2.750 03/01/35 563,733
2,500,000 Singapore Government Bond 2.250 08/01/36 1,927,973
2,200,000 Singapore Government Bond 2.375 07/01/39 1,707,786
500,000 Singapore Government Bond 2.250 07/01/40 382,180
1,000,000 Singapore Government Bond 2.750 04/01/42 815,409
1,508,000 Singapore Government Bond 2.750 03/01/46 1,236,171
1,000,000 Singapore Government Bond 1.875 03/01/50 705,344
550,000 Singapore Government Bond 1.875 10/01/51 385,808
2,207,000 Singapore Government Bond , Reg S 3.250 06/01/54 1,980,270
500,000 Singapore Government Bond , Reg S 3.000 08/01/72 437,546
100,000 Slovakia Government Bond , Reg S 1.375 01/21/27 114,079
335,000 Slovakia Government Bond , Reg S 0.125 06/17/27 374,124
3,000,000 Slovakia Government Bond , Reg S 3.000 02/07/28 3,465,814
1,410,000 Slovakia Government Bond , Reg S 1.000 06/12/28 1,560,861
2,050,000 Slovakia Government Bond , Reg S 3.625 01/16/29 2,405,862
3,800,000 Slovakia Government Bond , Reg S 2.500 06/04/29 4,319,101

Portfolio of Investments March 31, 2026
(continued)
NXUS

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 1,390,000 Slovakia Government Bond , Reg S 1.000% 10/09/30 $ 1,460,395
400,000 Slovakia Government Bond , Reg S 1.625 01/21/31 431,129
3,300,000 Slovakia Government Bond , Reg S 3.000 11/06/31 3,764,303
500,000 Slovakia Government Bond , Reg S 1.000 05/14/32 504,761
2,410,000 Slovakia Government Bond , Reg S 4.000 10/19/32 2,884,408
740,000 Slovakia Government Bond , Reg S 3.625 06/08/33 862,020
2,100,000 Slovakia Government Bond , Reg S 3.750 03/06/34 2,449,875
1,300,000 Slovakia Government Bond , Reg S 3.750 02/23/35 1,506,208
100,000 Slovakia Government Bond , Reg S 0.375 04/21/36 82,698
1,600,000 Slovakia Government Bond , Reg S 3.625 11/04/37 1,790,208
2,000,000 Slovakia Government Bond , Reg S 3.750 02/27/40 2,207,277
1,600,000 Slovakia Government Bond , Reg S 4.000 02/23/43 1,775,118
1,300,000 Slovakia Government Bond , Reg S 2.000 10/17/47 996,583
125,000 Slovakia Government Bond , Reg S 1.000 10/13/51 71,357
650,000 Slovakia Government Bond , Reg S 2.250 06/12/68 453,745
634,000 Slovenia Government Bond , Reg S 1.250 03/22/27 721,463
1,040,000 Slovenia Government Bond , Reg S 1.000 03/06/28 1,160,212
540,000 Slovenia Government Bond , Reg S 1.188 03/14/29 594,537
600,000 Slovenia Government Bond , Reg S 0.275 01/14/30 628,099
540,000 Slovenia Government Bond , Reg S 0.000 02/12/31 539,925
1,400,000 Slovenia Government Bond , Reg S 2.250 03/03/32 1,542,883
1,100,000 Slovenia Government Bond , Reg S 3.000 03/10/34 1,241,469
1,000,000 Slovenia Government Bond , Reg S 1.500 03/25/35 985,700
800,000 Slovenia Government Bond , Reg S 3.125 07/02/35 896,784
1,025,000 Slovenia Government Bond , Reg S 1.750 11/03/40 908,726
540,000 Slovenia Government Bond , Reg S 3.125 08/07/45 552,738
700,000 Slovenia Government Bond , Reg S 3.500 04/14/55 722,401
1,900,000 SNCF Reseau , Reg S 1.125 05/25/30 2,006,366
300,000 Societe Des Grands Projets EPIC , Reg S 1.125 10/22/28 329,951
500,000 Societe Des Grands Projets EPIC , Reg S 3.375 05/25/45 504,807
600,000 Societe Des Grands Projets EPIC , Reg S 3.500 06/25/49 599,566
1,500,000 Societe Des Grands Projets EPIC , Reg S 1.000 02/18/70 604,065
400,000 Societe Nationale SNCF SACA , Reg S 3.375 05/25/33 454,578
700,000 Societe Nationale SNCF SACA , Reg S 3.125 05/25/34 771,814
400,000 South Australian Government Financing Authority , Reg S 4.000 05/24/29 266,680
600,000 South Australian Government Financing Authority , Reg S 4.500 05/23/31 400,070
1,000,000 South Australian Government Financing Authority , Reg S 4.750 05/24/35 645,168
800,000 South Australian Government Financing Authority , Reg S 4.750 05/24/38 497,302
750,000 South Australian Government Financing Authority , Reg S 2.250 05/24/40 331,726
4,000,000 Spain Government Bond 2.500 05/31/27 4,600,203
2,980,000 (a) Spain Government Bond , Reg S 1.450 10/31/27 3,369,323
2,980,000 Spain Government Bond 0.000 01/31/28 3,270,137
2,510,000 (a) Spain Government Bond , Reg S 1.400 04/30/28 2,816,698
7,410,000 Spain Government Bond 2.400 05/31/28 8,477,487
2,510,000 (a) Spain Government Bond , Reg S 1.400 07/30/28 2,806,434
4,610,000 (a) Spain Government Bond , Reg S 5.150 10/31/28 5,624,699
3,045,000 Spain Government Bond 6.000 01/31/29 3,815,621
3,970,000 (a) Spain Government Bond , Reg S 1.450 04/30/29 4,397,693
5,044,000 Spain Government Bond 3.500 05/31/29 5,931,899
1,940,000 Spain Government Bond 0.800 07/30/29 2,092,694
1,990,000 (a) Spain Government Bond , Reg S 0.600 10/31/29 2,120,647
5,090,000 Spain Government Bond 2.700 01/31/30 5,826,065
2,380,000 (a) Spain Government Bond , Reg S 0.500 04/30/30 2,495,043
850,000 (a) Spain Government Bond , Reg S 1.950 07/30/30 942,433
1,525,000 (a) Spain Government Bond , Reg S 1.250 10/31/30 1,632,412
3,950,000 (a) Spain Government Bond , Reg S 0.100 04/30/31 3,943,392
3,480,000 Spain Government Bond 3.100 07/30/31 4,026,198
3,300,000 (a) Spain Government Bond , Reg S 0.500 10/31/31 3,316,540
1,130,000 (a) Spain Government Bond , Reg S 0.700 04/30/32 1,132,117
2,165,000 Spain Government Bond 5.750 07/30/32 2,871,440
2,770,000 (a) Spain Government Bond , Reg S 2.550 10/31/32 3,081,118
4,780,000 Spain Government Bond 3.000 01/31/33 5,444,405

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 2,700,000 (a) Spain Government Bond , Reg S 3.150% 04/30/33 $ 3,099,503
880,000 (a) Spain Government Bond , Reg S 2.350 07/30/33 956,768
230,000 (a) Spain Government Bond , Reg S 3.550 10/31/33 269,857
880,000 (a) Spain Government Bond , Reg S 3.250 04/30/34 1,008,188
130,000 (a) Spain Government Bond , Reg S 3.450 10/31/34 150,648
2,280,000 (a) Spain Government Bond , Reg S 3.150 04/30/35 2,572,738
1,440,000 (a) Spain Government Bond , Reg S 1.850 07/30/35 1,453,220
5,800,000 (a) Spain Government Bond , Reg S 3.200 10/31/35 6,540,441
330,000 (a) Spain Government Bond , Reg S 4.200 01/31/37 401,378
1,420,000 (a) Spain Government Bond , Reg S 0.850 07/30/37 1,217,263
4,935,000 (a) Spain Government Bond , Reg S 3.900 07/30/39 5,766,564
2,200,000 (a) Spain Government Bond , Reg S 4.900 07/30/40 2,840,710
430,000 (a) Spain Government Bond , Reg S 1.200 10/31/40 351,233
6,440,000 (a) Spain Government Bond , Reg S 3.500 01/31/41 7,119,943
1,825,000 (a) Spain Government Bond , Reg S 4.700 07/30/41 2,308,695
630,000 (a) Spain Government Bond , Reg S 1.000 07/30/42 474,260
2,200,000 (a) Spain Government Bond , Reg S 3.450 07/30/43 2,378,885
2,200,000 (a) Spain Government Bond , Reg S 5.150 10/31/44 2,936,198
1,750,000 (a) Spain Government Bond , Reg S 2.900 10/31/46 1,708,866
1,230,000 (a) Spain Government Bond , Reg S 2.700 10/31/48 1,140,419
1,325,000 (a) Spain Government Bond , Reg S 1.000 10/31/50 806,664
2,000,000 (a) Spain Government Bond , Reg S 1.900 10/31/52 1,493,389
1,850,000 (a) Spain Government Bond , Reg S 4.000 10/31/54 2,086,606
1,810,000 (a) Spain Government Bond , Reg S 3.450 07/30/66 1,799,155
2,540,000 (a) Spain Government Bond , Reg S 1.450 10/31/71 1,353,332
300,000 Spain Government International Bond 5.250 04/06/29 399,944
100,000 State of Brandenburg , Reg S 0.250 10/19/26 113,826
500,000 State of Bremen 2.500 11/20/29 567,591
700,000 State of Bremen 2.750 01/28/33 787,251
400,000 State of Hesse 2.500 08/28/30 452,043
300,000 State of Hesse , Reg S 2.750 01/12/32 340,468
400,000 State of Hesse 2.875 01/10/33 453,983
500,000 State of Hesse , Reg S 3.125 03/12/35 570,667
650,000 State of Hesse 2.900 06/18/35 727,173
100,000 State of Hesse , Reg S 0.750 08/04/36 88,908
750,000 State of Hesse , Reg S 3.125 03/10/39 824,904
300,000 State of Lower Saxony , Reg S 0.000 02/11/27 337,997
1,500,000 State of Lower Saxony 2.625 10/29/32 1,680,742
1,500,000 State of Lower Saxony , Reg S 2.750 08/04/33 1,684,383
100,000 State of North Rhine-Westphalia Germany , Reg S 3.000 01/27/28 115,544
500,000 State of North Rhine-Westphalia Germany , Reg S 3.000 06/06/29 577,832
500,000 State of North Rhine-Westphalia Germany , Reg S 2.650 01/15/30 569,830
700,000 State of North Rhine-Westphalia Germany , Reg S 0.200 04/09/30 723,576
1,000,000 State of North Rhine-Westphalia Germany , Reg S 2.350 07/10/30 1,124,606
300,000 State of North Rhine-Westphalia Germany , Reg S 2.750 01/15/32 340,687
1,200,000 State of North Rhine-Westphalia Germany , Reg S 2.750 10/08/32 1,354,546
100,000 State of North Rhine-Westphalia Germany , Reg S 1.100 03/13/34 98,358
710,000 State of North Rhine-Westphalia Germany , Reg S 2.700 09/05/34 786,929
760,000 State of North Rhine-Westphalia Germany , Reg S 0.000 10/12/35 642,465
100,000 State of North Rhine-Westphalia Germany , Reg S 1.650 02/22/38 95,050
380,000 State of North Rhine-Westphalia Germany , Reg S 0.600 06/04/41 286,023
300,000 State of North Rhine-Westphalia Germany , Reg S 0.200 01/27/51 149,569
400,000 State of North Rhine-Westphalia Germany , Reg S 3.000 03/20/54 403,271
400,000 State of North Rhine-Westphalia Germany , Reg S 3.400 03/07/73 426,036
800,000 State of North Rhine-Westphalia Germany , Reg S 2.150 03/21/19 576,221
200,000 State of Rhineland-Palatinate , Reg S 0.375 01/26/27 226,225
300,000 State of Rhineland-Palatinate , Reg S 0.050 01/23/30 309,841
700,000 State of Rhineland-Palatinate 3.000 05/02/34 796,143
500,000 State of Saxony-Anhalt 2.450 02/13/30 565,412
400,000 State of Saxony-Anhalt 0.350 02/09/32 394,073
200,000 State of Saxony-Anhalt 2.750 01/23/34 223,363
1,500,000 State of Schleswig-Holstein Germany , Reg S 2.875 08/20/35 1,671,045

Portfolio of Investments March 31, 2026
(continued)
NXUS

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 2,010,000 State of the Grand-Duchy of Luxembourg , Reg S 1.375% 05/25/29 $ 2,211,606
1,000,000 State of the Grand-Duchy of Luxembourg , Reg S 0.000 04/28/30 1,025,068
3,440,000 State of the Grand-Duchy of Luxembourg , Reg S 0.000 03/24/31 3,427,023
1,700,000 State of the Grand-Duchy of Luxembourg , Reg S 3.000 03/02/33 1,955,823
700,000 State of the Grand-Duchy of Luxembourg , Reg S 2.900 09/17/35 786,230
440,000 State of the Grand-Duchy of Luxembourg , Reg S 3.250 03/02/43 479,372
400,000 States of Guernsey Bond , Reg S 3.375 12/12/46 368,304
2,000,000 Statkraft AS , Reg S 4.500 06/14/34 193,752
400,000 Svensk Exportkredit AB 4.200 04/01/31 261,086
25,000,000 Sweden Government Bond , Reg S 0.750 05/12/28 2,535,696
23,000,000 Sweden Government Bond , Reg S 0.750 11/12/29 2,269,666
9,000,000 Sweden Government Bond , Reg S 0.125 05/12/31 834,363
6,000,000 Sweden Government Bond , Reg S 2.250 06/01/32 615,699
20,000,000 Sweden Government Bond , Reg S 1.750 11/11/33 1,960,268
2,000,000 Sweden Government Bond , Reg S 2.250 05/11/35 200,604
4,000,000 Sweden Government Bond , Reg S 2.500 10/15/36 405,465
12,000,000 Sweden Government Bond , Reg S 3.500 03/30/39 1,332,385
2,000,000 Sweden Government Bond , Reg S 0.500 11/24/45 131,714
3,000,000 Sweden Government Bond , Reg S 1.375 06/23/71 176,519
800,000 Sweden Government International Bond , Reg S 2.000 06/26/28 905,961
7,000,000 Swiss Confederation Government Bond , Reg S 4.000 04/08/28 9,398,651
4,700,000 Swiss Confederation Government Bond , Reg S 3.500 04/08/33 7,162,957
23,000 Swiss Confederation Government Bond , Reg S 0.000 06/26/34 27,881
1,600,000 Swiss Confederation Government Bond , Reg S 0.250 06/23/35 1,974,849
1,000,000 Swiss Confederation Government Bond , Reg S 2.500 03/08/36 1,504,441
60,000 Swiss Confederation Government Bond , Reg S 1.250 06/27/37 81,619
1,100,000 Swiss Confederation Government Bond , Reg S 1.500 10/26/38 1,545,462
600,000 Swiss Confederation Government Bond , Reg S 0.500 05/28/40 747,023
800,000 Swiss Confederation Government Bond , Reg S 1.250 06/28/43 1,110,987
500,000 Swiss Confederation Government Bond , Reg S 0.875 05/22/47 661,340
300,000 Swiss Confederation Government Bond , Reg S 2.000 06/25/64 570,946
200,000 Swisscom AG 1.800 08/23/34 263,584
250,000 Swisscom AG 2.000 11/23/39 334,572
550,000 Tasmanian Public Finance Corp , Reg S 2.500 01/21/33 313,858
1,150,000 Tasmanian Public Finance Corp 4.000 01/20/34 709,012
20,000,000 Thailand Government Bond 1.000 06/17/27 605,092
21,037,000 Thailand Government Bond 2.400 11/17/27 650,095
80,000,000 Thailand Government Bond 2.050 04/17/28 2,457,515
23,000,000 Thailand Government Bond 2.650 06/17/28 715,480
25,000,000 Thailand Government Bond 2.875 12/17/28 785,718
33,000,000 Thailand Government Bond 2.400 03/17/29 1,025,366
20,000,000 Thailand Government Bond 4.875 06/22/29 668,279
18,000,000 Thailand Government Bond 2.500 11/17/29 562,185
15,000,000 Thailand Government Bond 1.600 12/17/29 453,687
19,000,000 Thailand Government Bond 1.660 03/17/30 575,736
10,000,000 Thailand Government Bond 3.650 06/20/31 331,160
30,000,000 Thailand Government Bond 2.000 12/17/31 920,721
18,000,000 Thailand Government Bond 3.775 06/25/32 603,125
15,000,000 Thailand Government Bond 3.350 06/17/33 494,107
20,000,000 Thailand Government Bond 2.800 06/17/34 636,657
20,000,000 Thailand Government Bond 2.410 03/17/35 617,662
20,000,000 Thailand Government Bond 1.600 06/17/35 574,547
10,000,000 Thailand Government Bond 1.585 12/17/35 286,613
33,000,000 Thailand Government Bond 3.390 06/17/37 1,092,292
68,000,000 Thailand Government Bond , Reg S 4.260 12/12/37 2,401,482
13,000,000 Thailand Government Bond 3.300 06/17/38 417,800
10,000,000 Thailand Government Bond 2.700 06/17/40 298,983
23,000,000 Thailand Government Bond 3.450 06/17/43 718,467
31,500,000 Thailand Government Bond 2.980 06/17/45 917,842
48,000,000 Thailand Government Bond 2.875 06/17/46 1,374,842
10,000,000 Thailand Government Bond 3.150 06/17/50 287,393
90,000,000 Thailand Government Bond 4.000 06/17/55 3,031,398

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 2,837,000 Thailand Government Bond 2.500% 06/17/71 $ 71,587
32,000,000 Thailand Government Bond 4.000 06/17/72 1,096,311
100,000 Treasury Corp of Victoria 1.250 11/19/27 64,701
1,400,000 Treasury Corp of Victoria , Reg S 3.000 10/20/28 915,700
1,050,000 Treasury Corp of Victoria 2.500 10/22/29 661,878
200,000 Treasury Corp of Victoria 1.500 11/20/30 116,982
1,300,000 Treasury Corp of Victoria 1.500 09/10/31 736,611
700,000 Treasury Corp of Victoria 4.250 12/20/32 450,922
1,318,000 Treasury Corp of Victoria , Reg S 2.250 09/15/33 728,178
1,000,000 Treasury Corp of Victoria 2.250 11/20/34 529,803
300,000 Treasury Corp of Victoria 2.000 09/17/35 150,593
350,000 Treasury Corp of Victoria 4.750 09/15/36 221,772
5,050,000 Treasury Corp of Victoria 2.000 11/20/37 2,336,620
700,000 Treasury Corp of Victoria 5.250 09/15/38 452,341
1,300,000 Treasury Corp of Victoria 5.500 09/15/39 850,248
500,000 Treasury Corp of Victoria , Reg S 3.625 09/29/40 563,548
1,200,000 Treasury Corp of Victoria 2.250 11/20/41 502,365
1,600,000 Treasury Corp of Victoria 2.250 11/20/42 653,076
3,500,000 Treasury Corp of Victoria 2.400 08/18/50 1,246,899
300,000 UNEDIC ASSEO , Reg S 3.125 04/25/33 338,346
1,200,000 UNEDIC ASSEO , Reg S 3.375 11/25/33 1,367,400
1,100,000 UNEDIC ASSEO , Reg S 3.125 11/25/34 1,219,579
1,200,000 UNEDIC ASSEO , Reg S 3.250 05/25/35 1,333,009
2,685,000 United Kingdom Gilt , Reg S 0.125 01/31/28 3,289,031
5,500,000 United Kingdom Gilt , Reg S 4.375 03/07/28 7,247,285
10,275,000 United Kingdom Gilt , Reg S 4.500 06/07/28 13,579,527
1,748,000 United Kingdom Gilt , Reg S 1.625 10/22/28 2,159,223
850,000 United Kingdom Gilt , Reg S 6.000 12/07/28 1,167,883
550,000 United Kingdom Gilt , Reg S 0.500 01/31/29 652,803
11,000,000 United Kingdom Gilt , Reg S 4.000 05/22/29 14,327,265
1,550,000 United Kingdom Gilt , Reg S 4.125 07/22/29 2,026,614
450,000 United Kingdom Gilt , Reg S 0.875 10/22/29 527,038
10,250,000 United Kingdom Gilt , Reg S 4.375 03/07/30 13,492,256
1,900,000 United Kingdom Gilt , Reg S 0.375 10/22/30 2,099,172
850,000 United Kingdom Gilt , Reg S 4.750 12/07/30 1,139,167
9,600,000 United Kingdom Gilt , Reg S 4.125 03/07/31 12,464,050
750,000 United Kingdom Gilt , Reg S 0.250 07/31/31 795,931
3,950,000 United Kingdom Gilt , Reg S 4.000 10/22/31 5,078,298
2,850,000 United Kingdom Gilt , Reg S 1.000 01/31/32 3,080,645
3,200,000 United Kingdom Gilt , Reg S 3.250 01/31/33 3,875,120
500,000 United Kingdom Gilt , Reg S 0.875 07/31/33 504,832
1,350,000 United Kingdom Gilt , Reg S 4.625 01/31/34 1,764,691
1,900,000 United Kingdom Gilt , Reg S 4.250 07/31/34 2,410,822
500,000 United Kingdom Gilt , Reg S 4.500 09/07/34 646,239
3,500,000 United Kingdom Gilt , Reg S 4.500 03/07/35 4,495,289
1,900,000 United Kingdom Gilt , Reg S 0.625 07/31/35 1,717,427
4,380,000 United Kingdom Gilt , Reg S 4.750 10/22/35 5,700,698
1,500,000 United Kingdom Gilt , Reg S 4.250 03/07/36 1,870,899
850,000 United Kingdom Gilt , Reg S 1.750 09/07/37 803,584
1,000,000 United Kingdom Gilt , Reg S 3.750 01/29/38 1,160,082
600,000 United Kingdom Gilt , Reg S 1.125 01/31/39 495,777
1,500,000 United Kingdom Gilt , Reg S 4.250 09/07/39 1,799,608
1,150,000 United Kingdom Gilt , Reg S 4.375 01/31/40 1,388,373
5,450,000 United Kingdom Gilt , Reg S 4.250 12/07/40 6,445,966
2,500,000 United Kingdom Gilt , Reg S 5.250 01/31/41 3,282,686
1,314,000 United Kingdom Gilt , Reg S 1.250 10/22/41 997,777
675,000 United Kingdom Gilt , Reg S 4.500 12/07/42 805,320
4,405,000 United Kingdom Gilt , Reg S 4.750 10/22/43 5,362,445
2,433,000 United Kingdom Gilt , Reg S 3.250 01/22/44 2,409,943
450,000 United Kingdom Gilt , Reg S 3.500 01/22/45 457,703
275,000 United Kingdom Gilt , Reg S 0.875 01/31/46 162,152
900,000 United Kingdom Gilt , Reg S 4.250 12/07/46 1,006,526

Portfolio of Investments March 31, 2026
(continued)
NXUS

Principal denominated in U.S. Dollars, unless otherwise noted.
Investment in Derivatives
Forward Foreign Currency Contracts
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 100,000 United Kingdom Gilt , Reg S 1.500% 07/22/47 $ 65,988
300,000 United Kingdom Gilt , Reg S 1.750 01/22/49 203,682
600,000 United Kingdom Gilt , Reg S 4.250 12/07/49 660,354
1,500,000 United Kingdom Gilt , Reg S 0.625 10/22/50 687,324
1,250,000 United Kingdom Gilt , Reg S 1.250 07/31/51 689,908
325,000 United Kingdom Gilt , Reg S 3.750 07/22/52 323,534
500,000 United Kingdom Gilt , Reg S 1.500 07/31/53 285,595
2,233,000 United Kingdom Gilt , Reg S 3.750 10/22/53 2,197,605
1,190,000 United Kingdom Gilt , Reg S 4.375 07/31/54 1,306,800
750,000 United Kingdom Gilt , Reg S 1.625 10/22/54 437,683
324,000 United Kingdom Gilt , Reg S 5.375 01/31/56 417,645
2,842,000 United Kingdom Gilt , Reg S 1.750 07/22/57 1,655,252
337,000 United Kingdom Gilt , Reg S 4.000 01/22/60 342,350
1,775,000 United Kingdom Gilt , Reg S 0.500 10/22/61 551,703
1,950,000 United Kingdom Gilt , Reg S 4.000 10/22/63 1,956,892
7,630,000 United Kingdom Gilt , Reg S 2.500 07/22/65 5,272,763
6,450,000 United Kingdom Gilt , Reg S 3.500 07/22/68 5,787,240
1,150,000 United Kingdom Gilt , Reg S 1.625 10/22/71 568,691
1,500,000 United Kingdom Gilt , Reg S 1.125 10/22/73 578,582
300,000 Western Australian Treasury Corp 1.500 10/22/30 176,468
300,000 Western Australian Treasury Corp 4.250 07/20/33 193,263
3,000,000 Western Australian Treasury Corp , Reg S 2.000 10/24/34 1,578,500
300,000 Western Australian Treasury Corp , Reg S 4.750 10/24/35 194,580
700,000 Western Australian Treasury Corp , Reg S 5.000 10/21/37 452,869
400,000 Zuercher Kantonalbank , Reg S 2.750 04/19/28 508,200
TOTAL SOVEREIGN DEBT 2,566,122,894
TOTAL GOVERNMENT RELATED
(Cost $2,652,946,507) 2,566,122,894
PRINCIPAL DESCRIPTION VALUE
INVESTMENT COMPANIES - 1.4%
49,419,944 State Street Institutional US Government Money Market Fund $ 49,419,944
TOTAL INVESTMENT COMPANIES
(Cost $49,419,944) 49,419,944
TOTAL LONG-TERM INVESTMENTS
(Cost $3,556,454,513) 3,444,925,923
OTHER ASSETS & LIABILITIES, NET - 3.7% 134,016,116
NET ASSETS - 100% $ 3,578,942,039
EUR Euro
GBP Pound Sterling
MXN Mexican Peso
NOK Norwegian Krone
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
SGD Singapore Dollar
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $561,537,858 or 16.3% of Total Investments.
(b) Perpetual security. Maturity date is not applicable.

Currency
Purchased
Notional Amount
(Local Currency)
Currency
Sold
Notional Amount
(Local Currency) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 171,050,458 USD 117,313,126 Anz Banking Group Ltd 4/07/26 (168,248)
CHF 315,418 USD 405,621 Anz Banking Group Ltd 4/07/26 (12,858)
CHF 44,187,961 USD 55,309,598 Anz Banking Group Ltd 4/07/26 (286,242)
NZD 36,949,881 USD 21,143,343 Anz Banking Group Ltd 4/07/26 (61,387)
USD 120,048,662 AUD 168,921,362 Anz Banking Group Ltd 4/07/26 4,361,907
USD 2,184,163 CAD 2,980,922 Anz Banking Group Ltd 4/07/26 47,673
USD 3,390,830 GBP 2,535,763 Anz Banking Group Ltd 4/07/26 46,930
USD 4,792,900 JPY 753,767,876 Anz Banking Group Ltd 4/07/26 52,542
USD 117,271,202 AUD 171,050,458 Anz Banking Group Ltd 5/07/26 172,301
USD 55,493,174 CHF 44,187,961 Anz Banking Group Ltd 5/07/26 278,773
USD 21,165,380 NZD 36,949,881 Anz Banking Group Ltd 5/07/26 60,485
EUR 1,531,611,624 USD 1,754,307,954 Barclays Capital 4/07/26 10,872,892
IDR 789,355,751,294 USD 46,392,575 Barclays Capital 4/07/26 50,749
MXN 674,584,101 USD 37,185,607 Barclays Capital 4/07/26 189,267
PLN 91,852,927 USD 24,614,014 Barclays Capital 4/07/26 24,057
SEK 296,673,884 USD 31,226,397 Barclays Capital 4/07/26 (75,005)
USD 57,721,865 CHF 44,503,379 Barclays Capital 4/07/26 2,305,747
USD 1,794,436,258 EUR 1,519,858,603 Barclays Capital 4/07/26 42,800,757
USD 23,928,900 ILS 74,455968 Barclays Capital 4/07/26 343,115
USD 582,869,737 JPY 90,593,752,877 Barclays Capital 4/07/26 13,136,224
USD 87,619,270 KRW 124,894,260,340 Barclays Capital 4/07/26 6,064,942
USD 42,696,453 MYR 165,815,944 Barclays Capital 4/07/26 1,737,299
USD 14,101,709 RON 60,965,369 Barclays Capital 4/07/26 329,756
USD 21,548,347 CNY 146,959,491 Barclays Capital 4/08/26 260,341
USD 1,756,841,240 EUR 1,531,611,624 Barclays Capital 5/07/26 (10,964,298)
USD 46,339,467 IDR 789,355,751,294 Barclays Capital 5/07/26 (73,072)
USD 37,088,496 MXN 674,584,101 Barclays Capital 5/07/26 (189,556)
USD 24,612,305 PLN 91,852,927 Barclays Capital 5/07/26 (23,915)
USD 31,274,414 SEK 296,673,884 Barclays Capital 5/07/26 72,460
CAD 296,210,612 USD 212,520,169 Citigroup 4/07/26 (219,768)
CNY 146,959,491 USD 21,258,363 Citigroup 4/08/26 29,643
DKK 165,085,108 USD 25,380,314 Citigroup 4/07/26 81,942
EUR 17,987,887 USD 20,812,960 Citigroup 4/07/26 (81,939)
JPY 92,556,115,432 USD 580,434,689 Citigroup 4/07/26 1,639,892
NOK 60,274,623 USD 6,180,979 Citigroup 4/07/26 6,637
PEN 94,954,780 USD 27,301,547 Citigroup 4/07/26 (105,033)
RON 60,965,369 USD 13,731,412 Citigroup 4/07/26 40,541
SGD 41,027,285 USD 31,814,726 Citigroup 4/07/26 (2,214)
THB 631,297,957 USD 19,220,753 Citigroup 4/07/26 (70,765)
USD 12,046,176 CLP 10,403,680,128 Citigroup 4/07/26 902,482
USD 25,163,545 DKK 158,914,608 Citigroup 4/07/26 653,010
USD 14,587,232 EUR 12,519,927 Citigroup 4/07/26 158,029
USD 2,828 ILS 8,784 Citigroup 4/07/26 45
USD 490,322 ILS 1,517,166 Citigroup 4/07/26 9,722
USD 29,098,497 PEN 97,762,219 Citigroup 4/07/26 1,097,889
USD 32,544,678 SGD 41,027,285 Citigroup 4/07/26 732,165
USD 20,303,083 THB 631,297,957 Citigroup 4/07/26 1,153,094
USD 212,794,521 CAD 296,210,612 Citigroup 5/07/26 213,521
USD 21,300,453 CNY 146,959,491 Citigroup 5/07/26 (34,928)
USD 25,423,712 DKK 165,085,108 Citigroup 5/07/26 (82,934)
USD 581,930,936 JPY 92,556,115,432 Citigroup 5/07/26 (1,800,954)
USD 6,180,316 NOK 60,274,623 Citigroup 5/07/26 (6,287)
USD 27,256,094 PEN 94,954,780 Citigroup 5/07/26 103,132
USD 13,706,678 RON 60,965,369 Citigroup 5/07/26 (41,574)
USD 31,881,428 SGD 41,027,285 Citigroup 5/07/26 (2,318)
USD 19,223,329 THB 631,297,957 Citigroup 5/07/26 25,445
CLP 10,403,680,128 USD 11,150,783 Morgan Stanley 4/07/26 (7,089)
CZK 299,060,515 USD 13,987,634 Morgan Stanley 4/07/26 39,503
GBP 3,472,345 USD 4,608,167 Morgan Stanley 4/07/26 (29,200)
GBP 615,743 USD 829,051 Morgan Stanley 4/07/26 (17,073)
GBP 230,236,449 USD 303,612,806 Morgan Stanley 4/07/26 (965)
HUF 3,926,604,387 USD 11,600,140 Morgan Stanley 4/07/26 111,119
ILS 75,981,918 USD 23,953,946 Morgan Stanley 4/07/26 115,221
KRW 126,410,930,319 USD 83,313,076 Morgan Stanley 4/07/26 (768,382)
MYR 165,815,944 USD 41,126,006 Morgan Stanley 4/07/26 (166,852)
PEN 2,807,439 USD 821,802 Morgan Stanley 4/07/26 (17,708)
THB 218,027,045 USD 6,619,919 Morgan Stanley 4/07/26 (6,219)

Portfolio of Investments March 31, 2026
(continued)
NXUS

AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
CZK Czech Koruna
DKK Danish Krone
EUR Euro
GBP Great British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli New Shekel
JPY Japanese Yen
KRW South Korean won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish złoty
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
USD US dollar
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
USD 1,503,865 AUD 2,129,096 Morgan Stanley 4/07/26 45,741
USD 214,553,579 CAD 293,229,690 Morgan Stanley 4/07/26 4,389,668
USD 14,572,473 CZK 299,060,515 Morgan Stanley 4/07/26 545,336
USD 968,847 DKK 6,170,500 Morgan Stanley 4/07/26 17,126
USD 2,310,493 EUR 1,973,206 Morgan Stanley 4/07/26 36,376
USD 17,882,054 EUR 15,247,776 Morgan Stanley 4/07/26 309,009
USD 5,005,237 GBP 3,736,782 Morgan Stanley 4/07/26 77,558
USD 308,945,728 GBP 228,051,992 Morgan Stanley 4/07/26 8,214,522
USD 12,318,844 HUF 3,926,604,387 Morgan Stanley 4/07/26 607,585
USD 47,060,254 IDR 789,355,751,294 Morgan Stanley 4/07/26 616,929
USD 1,036,816 KRW 1,516,669,979 Morgan Stanley 4/07/26 46,450
USD 39,077,500 MXN 674,584,101 Morgan Stanley 4/07/26 1,702,626
USD 6,293,458 NOK 60,274,623 Morgan Stanley 4/07/26 105,842
USD 607,747 PLN 2,200,940 Morgan Stanley 4/07/26 17,380
USD 32,867,448 SEK 296,673,884 Morgan Stanley 4/07/26 1,716,056
USD 6,997,264 THB 218,027,045 Morgan Stanley 4/07/26 383,564
USD 11,157,479 CLP 10,403,680,128 Morgan Stanley 5/07/26 6,617
USD 13,992,759 CZK 299,060,515 Morgan Stanley 5/07/26 (39,257)
USD 303,603,481 GBP 230,236,449 Morgan Stanley 5/07/26 6,986
USD 11,577,702 HUF 3,926,604,387 Morgan Stanley 5/07/26 (108,783)
USD 23,982,677 ILS 75,981,918 Morgan Stanley 5/07/26 (115,259)
USD 83,377,369 KRW 126,410,930,319 Morgan Stanley 5/07/26 759,862
USD 41,131,107 MYR 165,815,944 Morgan Stanley 5/07/26 132,289
USD 6,620,120 THB 218,027,045 Morgan Stanley 5/07/26 (10,121)
JPY 46,323,953 USD 297,798 Toronto Dominion 4/07/26 (6,472)
USD 8,002,424 JPY 1,254,918,632 Toronto Dominion 4/07/26 110,387
USD 22,139,186 NZD 36,949,881 Toronto Dominion 4/07/26 1,057,230
USD 25,056,824 PLN 89,651,987 Toronto Dominion 4/07/26 1,009,120
Total $96,638,833
Total unrealized appreciation on forward foreign currency contracts $112,235,508
Total unrealized depreciation on forward foreign currency contracts $(15,596,675)

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
* Represents net unrealized appreciation (depreciation)
NXUS
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 829,383,085 $ – $ 829,383,085
Government Related – 2,566,122,894 – 2,566,122,894
Investment Companies 49,419,944 – – 49,419,944
Investment in Derivatives:
Forward Foreign Currency Contracts* $ – $ 96,638,833 $ – $ 96,638,833
Total $ 49,419,944 $ 3, 492 , 144 , 812 $ – $ 3, 541 , 564 , 756
a

Portfolio of Investments March 31, 2026
NURE
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.0%
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 99.0%
APARTMENTS - 46.3%
53,465 American Homes 4 Rent, Class A $ 1,492,743
8,983 AvalonBay Communities, Inc 1,467,373
15,156 Camden Property Trust 1,480,135
5,063 Centerspace 290,869
25,657 Equity Residential 1,517,612
6,169 Essex Property Trust, Inc 1,492,898
71,795 Independence Realty Trust, Inc 1,069,028
61,227 Invitation Homes, Inc 1,521,491
12,066 Mid-America Apartment Communities, Inc 1,473,500
6,612 NexPoint Residential Trust, Inc 165,300
42,804 UDR, Inc 1,445,919
24,620 Veris Residential, Inc 464,579
TOTAL APARTMENTS 13,881,447
DIVERSIFIED - 1.2%
24,544 UMH Properties, Inc 354,170
TOTAL DIVERSIFIED 354,170
HOTELS - 23.1%
66,692 Apple Hospitality REIT, Inc 767,625
61,747 DiamondRock Hospitality Co 578,569
80,434 Host Hotels & Resorts, Inc 1,541,116
60,594 Park Hotels & Resorts, Inc 638,055
34,434 Pebblebrook Hotel Trust 434,901
45,201 RLJ Lodging Trust 335,391
16,207 Ryman Hospitality Properties, Inc 1,495,420
47,894 Service Properties Trust 64,896
32,101 Summit Hotel Properties, Inc 141,886
57,564 Sunstone Hotel Investors, Inc 518,652
28,738 Xenia Hotels & Resorts, Inc 426,185
TOTAL HOTELS 6,942,696
MANUFACTURED HOMES - 9.6%
23,034 Equity LifeStyle Properties, Inc 1,437,782
11,324 Sun Communities, Inc 1,426,371
TOTAL MANUFACTURED HOMES 2,864,153
SELF-STORAGE - 18.8%
39,843 CubeSmart 1,460,246
10,907 Extra Space Storage, Inc 1,430,235
21,455 National Storage Affiliates Trust 809,712
5,143 Public Storage 1,393,136
16,782 Smartstop Self Storage REIT, Inc 508,159
TOTAL SELF-STORAGE 5,601,488
TOTAL REAL ESTATE INVESTMENT TRUST COMMON STOCKS
(Cost $40,743,520) 29,643,954
TOTAL LONG-TERM INVESTMENTS
(Cost $40,743,520) 29,643,954
OTHER ASSETS & LIABILITIES, NET - 1.0% 289,097
NET ASSETS - 100% $ 29,933,051
REIT Real Estate Investment Trust

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NURE
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks $ 29,643,954 $ – $ – $ 29,643,954
Total $ 29,643,954 $ – $ – $ 29,643,954
a